UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2024

Date of reporting period:	06/30/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Blend Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$687.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.7%
Fixed Income Funds	37.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BACF

MML Blend Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.69%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$687.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	11
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.7%
Fixed Income Funds	37.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BACG

MML Dynamic Bond Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$28	0.57%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$207.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,036
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	35.8%
U.S. Government Agency Obligations and Instrumentalities	34.2%
Non-U.S. Government Agency Obligations	13.8%
Sovereign Debt Obligations	5.7%
U.S. Treasury Obligations	5.2%
Bank Loans	2.7%
Repurchase Agreement	1.1%
Investment of Cash Collateral from Securities Loaned	1.0%
U.S. Treasury Bill	0.4%
Purchased Options	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLMF

MML Dynamic Bond Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Dynamic Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$40	0.82%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$207.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,036
Portfolio Turnover Rate	84%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	35.8%
U.S. Government Agency Obligations and Instrumentalities	34.2%
Non-U.S. Government Agency Obligations	13.8%
Sovereign Debt Obligations	5.7%
U.S. Treasury Obligations	5.2%
Bank Loans	2.7%
Repurchase Agreement	1.1%
Investment of Cash Collateral from Securities Loaned	1.0%
U.S. Treasury Bill	0.4%
Purchased Options	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLMG

MML Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.43%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$831.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.1%
Bank of America Corp.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.7%
Chevron Corp.	2.6%
Wells Fargo & Co.	2.0%
Lowe’s Cos., Inc.	1.9%
Verizon Communications, Inc.	1.8%
Caterpillar, Inc.	1.7%
Philip Morris International, Inc.	1.6%

Sectors (% of Total Investments)
Financials	29.8%
Health Care	15.5%
Industrials	11.7%
Energy	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.4%
Communication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Materials	3.1%
Domestic Equity	1.1%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BAKF

MML Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.68%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$831.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	247
Portfolio Turnover Rate	55%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.1%
Bank of America Corp.	2.9%
AbbVie, Inc.	2.9%
Johnson & Johnson	2.7%
Chevron Corp.	2.6%
Wells Fargo & Co.	2.0%
Lowe’s Cos., Inc.	1.9%
Verizon Communications, Inc.	1.8%
Caterpillar, Inc.	1.7%
Philip Morris International, Inc.	1.6%

Sectors (% of Total Investments)
Financials	29.8%
Health Care	15.5%
Industrials	11.7%
Energy	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.4%
Communication Services	5.3%
Information Technology	5.1%
Utilities	3.7%
Materials	3.1%
Domestic Equity	1.1%
Real Estate	0.1%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-2BAKG

MML Equity Rotation Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37	0.73%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$54.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	462
Portfolio Turnover Rate	87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	1.1%
Synchrony Financial	0.8%
Marathon Oil Corp.	0.7%
Builders FirstSource, Inc.	0.5%
Steel Dynamics, Inc.	0.7%
PulteGroup, Inc.	0.4%
United Airlines Holdings, Inc.	0.6%
Tyson Foods, Inc. Class A	0.6%
Coterra Energy, Inc.	0.4%
Owens Corning	0.5%

Sectors (% of Total Investments)
Financials	21.7%
Consumer Discretionary	16.5%
Industrials	14.9%
Materials	8.4%
Consumer Staples	7.5%
Energy	7.2%
Information Technology	6.3%
Health Care	6.3%
Utilities	4.9%
Communication Services	3.5%
Real Estate	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLNF

MML Equity Rotation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Equity Rotation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$49	0.98%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$54.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	462
Portfolio Turnover Rate	87%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hewlett Packard Enterprise Co.	1.1%
Synchrony Financial	0.8%
Marathon Oil Corp.	0.7%
Builders FirstSource, Inc.	0.5%
Steel Dynamics, Inc.	0.7%
PulteGroup, Inc.	0.4%
United Airlines Holdings, Inc.	0.6%
Tyson Foods, Inc. Class A	0.6%
Coterra Energy, Inc.	0.4%
Owens Corning	0.5%

Sectors (% of Total Investments)
Financials	21.7%
Consumer Discretionary	16.5%
Industrials	14.9%
Materials	8.4%
Consumer Staples	7.5%
Energy	7.2%
Information Technology	6.3%
Health Care	6.3%
Utilities	4.9%
Communication Services	3.5%
Real Estate	2.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITLNG

MML High Yield Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.99%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	259
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.0%
Bank Loans	8.8%
Investment of Cash Collateral from Securities Loaned	4.4%
Commercial Paper	3.8%
Repurchase Agreement	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFMF

MML High Yield Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML High Yield Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$63	1.24%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$50.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	259
Portfolio Turnover Rate	39%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	82.0%
Bank Loans	8.8%
Investment of Cash Collateral from Securities Loaned	4.4%
Commercial Paper	3.8%
Repurchase Agreement	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFMG

MML Inflation-Protected and Income Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$182.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	182
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	56.1%
U.S. Treasury Obligations	19.9%
Commercial Paper	13.7%
U.S. Government Agency Obligations and Instrumentalities	9.3%
Repurchase Agreement	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLF

MML Inflation-Protected and Income Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$182.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	182
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	56.1%
U.S. Treasury Obligations	19.9%
Commercial Paper	13.7%
U.S. Government Agency Obligations and Instrumentalities	9.3%
Repurchase Agreement	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJLG

MML iShares® 60/40 Allocation Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$44.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.3%
Fixed Income Funds	38.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25F

MML iShares® 60/40 Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.71%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$44.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.3%
Fixed Income Funds	38.8%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT25G

MML iShares® 80/20 Allocation Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$24	0.46%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$76.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	77.5%
Fixed Income Funds	19.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26F

MML iShares® 80/20 Allocation Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.71%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$76.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	3%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	77.5%
Fixed Income Funds	19.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
MM202912-309532	PAGE 1	TSR-SAR-IT26G

MML Managed Bond Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.45%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$626.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	434
Portfolio Turnover Rate	106%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.9%
U.S. Government Agency Obligations and Instrumentalities	26.5%
Non-U.S. Government Agency Obligations	22.5%
Commercial Paper	11.9%
U.S. Treasury Obligations	3.9%
Investment of Cash Collateral from Securities Loaned	0.6%
Repurchase Agreement	0.5%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYF

MML Managed Bond Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$626.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	434
Portfolio Turnover Rate	106%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	33.9%
U.S. Government Agency Obligations and Instrumentalities	26.5%
Non-U.S. Government Agency Obligations	22.5%
Commercial Paper	11.9%
U.S. Treasury Obligations	3.9%
Investment of Cash Collateral from Securities Loaned	0.6%
Repurchase Agreement	0.5%
Sovereign Debt Obligations	0.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIYG

MML Short-Duration Bond Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.60%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	283
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.8%
Non-U.S. Government Agency Obligations	38.9%
Commercial Paper	12.4%
Repurchase Agreement	1.7%
Investment of Cash Collateral from Securities Loaned	1.6%
U.S. Treasury Obligations	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLF

MML Short-Duration Bond Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.85%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$119.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	283
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	44.8%
Non-U.S. Government Agency Obligations	38.9%
Commercial Paper	12.4%
Repurchase Agreement	1.7%
Investment of Cash Collateral from Securities Loaned	1.6%
U.S. Treasury Obligations	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-IYFLG

MML Small Cap Equity Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$36	0.71%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	100
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
Summit Materials, Inc. Class A	1.9%
Atkore, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.7%
Itron, Inc.	1.7%
AutoNation, Inc.	1.7%
KB Home	1.7%
Zurn Elkay Water Solutions Corp. Class C	1.7%
Korn Ferry	1.5%
PennyMac Financial Services, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	18.8%
Health Care	18.6%
Information Technology	14.2%
Financials	13.9%
Consumer Discretionary	8.7%
Materials	6.6%
Real Estate	6.5%
Energy	5.6%
Consumer Staples	2.7%
Utilities	2.0%
Communication Services	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHF

MML Small Cap Equity Fund
Service Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Small Cap Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.96%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	100
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.1%
Summit Materials, Inc. Class A	1.9%
Atkore, Inc.	1.9%
MACOM Technology Solutions Holdings, Inc.	1.7%
Itron, Inc.	1.7%
AutoNation, Inc.	1.7%
KB Home	1.7%
Zurn Elkay Water Solutions Corp. Class C	1.7%
Korn Ferry	1.5%
PennyMac Financial Services, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	18.8%
Health Care	18.6%
Information Technology	14.2%
Financials	13.9%
Consumer Discretionary	8.7%
Materials	6.6%
Real Estate	6.5%
Energy	5.6%
Consumer Staples	2.7%
Utilities	2.0%
Communication Services	1.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITJHG

MML Strategic Emerging Markets Fund
Class II
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	1.25%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$45.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	82
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co. Ltd.	5.2%
Kotak Mahindra Bank Ltd.	4.8%
H World Group Ltd. ADR	4.2%
Grupo Mexico SAB de CV Series B	3.8%
HDFC Bank Ltd.	3.8%
Fomento Economico Mexicano SAB de CV	2.8%
Tata Consultancy Services Ltd.	2.7%
Pernod Ricard SA	2.1%

Sectors (% of Total Investments)
Information Technology	24.6%
Financials	16.1%
Consumer Discretionary	12.1%
Consumer Staples	9.6%
Communication Services	8.2%
Industrials	6.9%
Health Care	6.3%
Materials	4.9%
Energy	3.5%
Real Estate	2.4%

Largest Countries (% of Total Investments)
China	17.4%
India	16.0%
Taiwan	14.5%
Mexico	10.3%
Republic of Korea	8.1%
Brazil	6.6%
France	4.2%
Japan	2.3%
Portugal	2.2%
Italy	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM0F

MML Strategic Emerging Markets Fund
Service Class I
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML Strategic Emerging Markets Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	1.50%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$45.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	82
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co. Ltd.	5.2%
Kotak Mahindra Bank Ltd.	4.8%
H World Group Ltd. ADR	4.2%
Grupo Mexico SAB de CV Series B	3.8%
HDFC Bank Ltd.	3.8%
Fomento Economico Mexicano SAB de CV	2.8%
Tata Consultancy Services Ltd.	2.7%
Pernod Ricard SA	2.1%

Sectors (% of Total Investments)
Information Technology	24.6%
Financials	16.1%
Consumer Discretionary	12.1%
Consumer Staples	9.6%
Communication Services	8.2%
Industrials	6.9%
Health Care	6.3%
Materials	4.9%
Energy	3.5%
Real Estate	2.4%

Largest Countries (% of Total Investments)
China	17.4%
India	16.0%
Taiwan	14.5%
Mexico	10.3%
Republic of Korea	8.1%
Brazil	6.6%
France	4.2%
Japan	2.3%
Portugal	2.2%
Italy	2.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-TIM0G

MML U.S. Government Money Market Fund
Initial Class
Semi-annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%
WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$212.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	51.7%
U.S. Treasury Bill	36.4%
Repurchase Agreement	11.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309532	PAGE 1	TSR-SAR-ITIZA

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

MassMutual

Semi-annual Financial Statements and Other Information

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2024

Please note the Semi-annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Blend Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	512,216	$26,256,192
iShares Core S&P 500 ETF	346,035	189,360,733
iShares Core S&P Mid-Cap ETF	250,352	14,650,599
iShares Core S&P Small-Cap ETF	56,684	6,045,916
iShares Core S&P Total U.S. Stock Market ETF	1,751,239	208,012,168
iShares Core Total USD Bond Market ETF	2,404,013	108,709,468
iShares Core U.S. Aggregate Bond ETF	1,118,874	108,609,099
iShares iBoxx High Yield Corporate Bond ETF (a)	340,792	26,288,695
TOTAL EXCHANGE-TRADED FUNDS (Cost $594,364,401)		687,932,870
TOTAL LONG-TERM INVESTMENTS (Cost $594,364,401)		687,932,870
Short-Term Investments — 3.5%
Investment of Cash Collateral from Securities Loaned — 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	23,114,963	23,114,963

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$928,510	928,510
TOTAL SHORT-TERM INVESTMENTS (Cost $24,043,473)		24,043,473
TOTAL INVESTMENTS — 103.5% (Cost $618,407,874) (d)		711,976,343
Other Assets/ (Liabilities) — (3.5)%		(24,053,328)
NET ASSETS — 100.0%		$687,923,015

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $22,620,657 or 3.29% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)
Maturity value of $928,634. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $947,271.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Dynamic Bond Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 100.8%
Bank Loans — 2.8%
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250% 8.595% VRN 3/31/28	$ 215,120	$ 215,120
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750% 9.194% VRN 5/12/28	226,343	225,374
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000% 8.335% VRN 1/31/31	320,000	319,955
		545,329
Diversified Financial Services — 0.2%
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.500% 7.839% VRN 10/22/26	101,620	101,709
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.594% VRN 7/29/30	165,385	165,799
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.085% VRN 4/09/27	75,915	75,820
Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.750% 8.094% VRN 6/30/28	108,353	108,177
		451,505
Engineering & Construction — 0.1%
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750% 8.179% VRN 6/07/28	273,221	272,847
Entertainment — 0.6%
Caesars Entertainment, Inc.
Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.097% VRN 2/06/30	17,318	17,302
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750% 8.097% VRN 2/06/31	260,000	259,756
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.250% 7.585% VRN 11/25/30	238,800	238,652

	Principal Amount	Value
Light and Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.750% 8.070% VRN 4/14/29	$ 265,285	$ 265,097
PCI Gaming Authority, Term Loan, 1 mo. USD Term SOFR + 2.500% 7.845% VRN 5/29/26	255,325	254,686
UFC Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 2.750% 8.336% VRN 4/29/26	142,297	142,555
		1,178,048
Health Care - Products — 0.1%
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.594% VRN 5/30/31	180,000	179,401
Health Care - Services — 0.1%
Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.594% VRN 2/21/31	227,641	226,930
Insurance — 0.2%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500% 8.958% VRN 2/15/27	101,736	101,585
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250% 9.708% VRN 2/15/27	122,188	122,112
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250% 7.708% VRN 2/19/28	61,034	60,954
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250% 8.708% VRN 12/23/26	149,575	148,203
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.250% 8.708% VRN 7/31/27	72,744	71,426
		504,280
Leisure Time — 0.1%
Alterra Mountain Co., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250% 8.594% VRN 8/17/28	155,965	156,226
Lodging — 0.0%
Four Seasons Hotels Ltd., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.344% VRN 11/30/29	89,545	89,831

The accompanying notes are an integral part of the financial statements.
2

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery - Diversified — 0.0%
Ali Group North America Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.458% VRN 7/30/29	$ 92,372	$92,685
Machinery - Diversified — 0.1%
TK Elevator US Newco, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.791% VRN 4/30/30	193,113	193,978
Media — 0.1%
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.500% 7.958% VRN 9/18/26	200,753	201,143
Pharmaceuticals — 0.2%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000% 9.435% VRN 10/01/27	162,950	157,585
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 8.458% VRN 5/05/28	196,476	196,476
		354,061
Pipelines — 0.1%
CQP Holdco LP, 2023 4th Amendment Term Loan, 3 mo. USD Term SOFR + 3.000% 8.345% VRN 12/31/30	193,834	193,764
Retail — 0.1%
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 0.000% 6/05/31 (a)	180,000	179,366
Software — 0.3%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.594% VRN 2/15/29	140,929	140,314
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250% 8.579% VRN 5/01/31	349,125	346,943
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.576% VRN 2/10/31	92,633	92,934
		580,191
Transportation — 0.1%
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.335% VRN 4/10/31	150,000	149,793
TOTAL BANK LOANS (Cost $5,744,698)		5,764,498

	Principal Amount	Value
Corporate Debt — 37.0%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. 7.500% 6/01/29 (b) (c)	$ 95,000	$79,384
Aerospace & Defense — 1.1%
Boeing Co.
2.196% 2/04/26	80,000	75,190
2.800% 3/01/27	290,000	267,048
2.950% 2/01/30	270,000	231,154
General Dynamics Corp.
4.250% 4/01/40	20,000	17,558
4.250% 4/01/50	50,000	42,115
L3Harris Technologies, Inc.
5.054% 4/27/45	80,000	73,830
Lockheed Martin Corp.
3.900% 6/15/32	50,000	46,635
4.150% 6/15/53	320,000	258,168
5.200% 2/15/64	40,000	37,818
Northrop Grumman Corp.
2.930% 1/15/25	160,000	157,720
3.250% 1/15/28	150,000	141,267
5.150% 5/01/40	280,000	267,255
RTX Corp.
2.250% 7/01/30	110,000	93,946
3.030% 3/15/52	180,000	114,764
4.125% 11/16/28	160,000	154,016
4.500% 6/01/42	80,000	69,289
6.000% 3/15/31	110,000	114,581
TransDigm, Inc.
6.375% 3/01/29 (b)	40,000	40,202
6.625% 3/01/32 (b)	50,000	50,503
7.125% 12/01/31 (b)	80,000	82,430
		2,335,489
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	113,201
5.800% 2/14/39	240,000	240,133
5.950% 2/14/49	130,000	127,464
6.875% 11/01/33	290,000	313,369
BAT Capital Corp.
3.462% 9/06/29	405,000	368,960
4.540% 8/15/47	130,000	100,098
Philip Morris International, Inc.
4.500% 3/20/42	80,000	68,361
4.875% 2/13/29	60,000	59,331
5.125% 2/13/31	20,000	19,788
5.250% 2/13/34	50,000	49,053
		1,459,758

The accompanying notes are an integral part of the financial statements.
3

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Airlines — 0.3%
American Airlines, Inc.
8.500% 5/15/29 (b)	$ 90,000	$93,507
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (b)	400,000	389,563
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	96,000	96,192
United Airlines, Inc.
4.625% 4/15/29 (b)	65,000	60,535
		639,797
Apparel — 0.0%
NIKE, Inc.
2.850% 3/27/30	60,000	54,021
Auto Manufacturers — 1.3%
Ford Motor Co.
3.250% 2/12/32	1,530,000	1,264,443
6.100% 8/19/32 (c)	90,000	89,872
Ford Motor Credit Co. LLC
4.950% 5/28/27	200,000	195,222
General Motors Co.
5.600% 10/15/32	125,000	125,028
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	243,027
Hyundai Capital America
1.800% 10/15/25 (b)	55,000	52,400
Nissan Motor Co. Ltd.
3.522% 9/17/25 (b)	410,000	397,822
4.345% 9/17/27 (b)	300,000	286,437
		2,654,251
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc.
6.875% 4/23/32 (b)	170,000	175,755
Banks — 11.5%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	256,378
Banco Santander SA
3.496% 3/24/25	600,000	591,118
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	520,000	414,475
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32	190,000	157,482
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33	670,000	567,004
3 mo. USD Term SOFR + 1.632% 3.593% VRN 7/21/28	1,430,000	1,361,049
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	570,000	545,001

	Principal Amount	Value
4.000% 1/22/25	$ 700,000	$ 693,338
3 mo. USD Term SOFR + 3.412% 4.083% VRN 3/20/51	220,000	175,702
4.200% 8/26/24	380,000	379,041
3 mo. USD Term SOFR + 3.967% 6.250% VRN (d)	170,000	169,295
Bank of Montreal 5 yr. USD Swap + 1.432% 3.803% VRN 12/15/32	70,000	65,769
Bank of Nova Scotia 5 yr. CMT + 2.050% 4.588% VRN 5/04/37	180,000	162,116
BNP Paribas SA
1 day USD SOFR + 2.074% 2.219% VRN 6/09/26 (b)	200,000	193,335
4.625% 3/13/27 (b)	260,000	253,090
1 yr. CMT + 1.450% 5.125% VRN 1/13/29 (b)	350,000	346,975
1 day USD SOFR + 1.866% 5.894% VRN 12/05/34 (b)	200,000	204,856
5 yr. CMT + 4.354% 8.500% VRN (b) (c) (d)	200,000	204,843
BPCE SA
1.000% 1/20/26 (b)	250,000	233,448
Citigroup, Inc.
1 day USD SOFR + 0.694% 2.014% VRN 1/25/26	95,000	92,961
1 day USD SOFR + 1.280% 3.070% VRN 2/24/28	845,000	797,458
1 day USD SOFR + 1.939% 3.785% VRN 3/17/33	580,000	516,797
3 mo. USD Term SOFR + 1.600% 3.980% VRN 3/20/30	760,000	717,449
4.650% 7/30/45	380,000	331,771
3 mo. USD Term SOFR + 4.167% 5.950% VRN (d)	160,000	158,955
Cooperatieve Rabobank UA
1 yr. CMT + 1.220% 3.649% VRN 4/06/28 (b)	250,000	238,619
4.375% 8/04/25	470,000	462,606
Credit Agricole SA 1 day USD SOFR + 1.676% 1.907% VRN 6/16/26 (b)	270,000	259,912
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.472% 2.908% VRN 7/21/42	240,000	168,533
3.500% 11/16/26	270,000	259,143
3 mo. USD Term SOFR + 1.563% 4.223% VRN 5/01/29	500,000	481,312
4.250% 10/21/25	200,000	196,495
4.750% 10/21/45	70,000	62,841
5.150% 5/22/45	290,000	271,274
1 day USD SOFR + 0.820% 6.191% FRN 9/10/27	165,000	164,730

The accompanying notes are an integral part of the financial statements.
4

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD Term SOFR + 1.432% 6.754% FRN 5/15/26	$ 555,000	$ 558,968
HSBC Holdings PLC
1 day USD SOFR + 1.929% 2.099% VRN 6/04/26	510,000	493,068
3 mo. USD Term SOFR + 1.642% 6.985% FRN 9/12/26	310,000	313,412
JP Morgan Chase & Co.
1 day USD SOFR + 1.015% 2.069% VRN 6/01/29	215,000	191,255
1 day USD SOFR + 2.040% 2.522% VRN 4/22/31	320,000	276,585
3 mo. USD Term SOFR + 1.250% 2.580% VRN 4/22/32	270,000	228,040
1 day USD SOFR + 0.915% 2.595% VRN 2/24/26	160,000	156,816
1 day USD SOFR + 1.260% 2.963% VRN 1/25/33	25,000	21,315
1 day USD SOFR + 2.440% 3.109% VRN 4/22/51	100,000	68,086
3.875% 9/10/24	430,000	428,320
3 mo. USD Term SOFR + 1.592% 4.452% VRN 12/05/29	640,000	621,323
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	200,000	188,142
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	235,000	225,165
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	520,000	411,383
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33	115,000	97,741
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	205,000	199,201
National Securities Clearing Corp. 1.500% 4/23/25 (b)	250,000	242,360
NatWest Markets PLC 0.800% 8/12/24 (b)	200,000	198,829
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	180,000	181,969
1 day USD SOFR + 1.322% 5.812% VRN 6/12/26	60,000	60,060
Royal Bank of Canada
1.150% 6/10/25	310,000	297,675
5.150% 2/01/34	100,000	99,231
Santander Holdings USA, Inc. 1 day USD SOFR + 1.249% 2.490% VRN 1/06/28	135,000	124,409

	Principal Amount	Value
Toronto-Dominion Bank 1.150% 6/12/25	$ 190,000	$182,499
Truist Financial Corp. 1 day USD SOFR + 2.050% 6.047% VRN 6/08/27	120,000	120,840
UBS AG
7.500% 2/15/28	350,000	374,490
7.950% 1/09/25	290,000	293,046
UBS Group AG
1 day USD SOFR + 2.044% 2.193% VRN 6/05/26 (b)	480,000	463,862
1 day USD SOFR + 1.730% 3.091% VRN 5/14/32 (b)	640,000	545,924
4.253% 3/23/28 (b)	340,000	325,369
1 day USD SOFR + 3.920% 6.537% VRN 8/12/33 (b)	300,000	314,816
5 yr. CMT + 4.745% 9.250% VRN (b) (d)	200,000	215,181
US Bancorp
1.450% 5/12/25 (c)	210,000	202,817
1 day USD SOFR + 0.730% 2.215% VRN 1/27/28	20,000	18,492
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	140,000	142,120
1 day USD SOFR + 2.260% 5.836% VRN 6/12/34	40,000	40,556
Wells Fargo & Co.
1 day USD SOFR + 2.000% 2.188% VRN 4/30/26	200,000	194,209
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	235,000	208,458
3.000% 10/23/26	430,000	408,472
3 mo. USD Term SOFR + 1.432% 3.196% VRN 6/17/27	245,000	234,542
1 day USD SOFR + 1.500% 3.350% VRN 3/02/33	360,000	312,194
1 day USD SOFR + 2.130% 4.611% VRN 4/25/53	1,680,000	1,435,815
		23,872,226
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	120,772
4.600% 4/15/48	65,000	57,488
Constellation Brands, Inc.
4.350% 5/09/27	80,000	78,022
		256,282
Chemicals — 0.6%
MEGlobal BV
4.250% 11/03/26 (b)	240,000	231,823

The accompanying notes are an integral part of the financial statements.
5

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OCP SA
3.750% 6/23/31 (b)	$ 260,000	$ 223,794
5.125% 6/23/51 (b)	220,000	165,278
6.750% 5/02/34 (b)	200,000	205,220
Orbia Advance Corp. SAB de CV 2.875% 5/11/31 (b) (c)	490,000	405,399
		1,231,514
Commercial Services — 0.5%
Cintas Corp. No. 2 3.700% 4/01/27	70,000	67,379
DP World Ltd. 5.625% 9/25/48 (b)	330,000	313,500
Triton Container International Ltd./TAL International Container Corp. 3.250% 3/15/32	160,000	131,205
United Rentals North America, Inc. 6.125% 3/15/34 (b)	400,000	398,541
		910,625
Cosmetics & Personal Care — 0.2%
Haleon US Capital LLC 3.375% 3/24/29	260,000	241,410
Kenvue, Inc. 4.900% 3/22/33	140,000	138,459
		379,869
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	170,000	158,582
3.000% 10/29/28	160,000	145,403
3.400% 10/29/33	420,000	352,291
Air Lease Corp. 1.875% 8/15/26	170,000	157,643
American Express Co. 4.050% 5/03/29	140,000	135,108
Avolon Holdings Funding Ltd. 3.250% 2/15/27 (b)	140,000	131,022
Charles Schwab Corp.
5.875% 8/24/26	260,000	262,988
1 day USD SOFR + 2.010% 6.136% VRN 8/24/34	50,000	52,067
Jane Street Group/JSG Finance, Inc. 7.125% 4/30/31 (b)	70,000	71,783
Mastercard, Inc. 3.850% 3/26/50	50,000	39,437
Nasdaq, Inc. 3.950% 3/07/52	45,000	33,516
Visa, Inc. 4.300% 12/14/45	160,000	138,765
		1,678,605

	Principal Amount	Value
Electric — 0.3%
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	$ 70,000	$ 64,266
3.950% 4/01/50	50,000	39,012
Duke Energy Carolinas LLC 2.850% 3/15/32	35,000	29,986
Duke Energy Corp. 3.950% 8/15/47	65,000	48,583
Duke Energy Ohio, Inc. 3.650% 2/01/29	70,000	66,066
Exelon Corp. 4.100% 3/15/52	65,000	49,967
Monongahela Power Co. 5.400% 12/15/43 (b)	145,000	135,141
Pacific Gas & Electric Co. 2.500% 2/01/31	185,000	152,499
		585,520
Electronics — 0.1%
Honeywell International, Inc. 5.000% 3/01/35	180,000	178,450
Entertainment — 0.2%
Caesars Entertainment, Inc. 7.000% 2/15/30 (b)	30,000	30,650
Warnermedia Holdings, Inc.
3.755% 3/15/27	180,000	170,896
4.279% 3/15/32	170,000	148,381
5.050% 3/15/42	20,000	16,268
6.412% 3/15/26	10,000	10,000
		376,195
Environmental Controls — 0.1%
Waste Connections, Inc. 5.000% 3/01/34	110,000	107,522
Food — 0.1%
Mars, Inc. 3.200% 4/01/30 (b)	80,000	73,150
Mondelez International, Inc. 1.500% 5/04/25	220,000	212,605
		285,755
Forest Products & Paper — 0.1%
Suzano Austria GmbH 3.750% 1/15/31	290,000	252,672
Gas — 0.2%
Brooklyn Union Gas Co. 4.487% 3/04/49 (b)	435,000	334,553
East Ohio Gas Co. 3.000% 6/15/50 (b)	45,000	27,633
		362,186

The accompanying notes are an integral part of the financial statements.
6

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Products — 0.3%
Abbott Laboratories
4.750% 11/30/36	$ 10,000	$9,708
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	80,000	80,905
Solventum Corp.
5.400% 3/01/29 (b)	140,000	139,573
5.450% 3/13/31 (b)	140,000	138,242
5.600% 3/23/34 (b)	180,000	176,792
5.900% 4/30/54 (b)	150,000	143,379
		688,599
Health Care - Services — 0.7%
Centene Corp.
2.500% 3/01/31	285,000	233,894
Elevance Health, Inc.
2.375% 1/15/25	100,000	98,270
3.650% 12/01/27	140,000	133,818
HCA, Inc.
4.125% 6/15/29	220,000	208,320
Health Care Service Corp. A Mutual Legal Reserve Co.
3.200% 6/01/50 (b)	145,000	93,649
Humana, Inc.
4.625% 12/01/42	140,000	117,543
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	103,644
2.300% 5/15/31	220,000	184,595
3.875% 8/15/59	240,000	177,591
4.000% 5/15/29	100,000	96,173
4.200% 5/15/32	80,000	75,289
		1,522,786
Home Builders — 0.0%
Lennar Corp.
4.750% 11/29/27	40,000	39,443
Insurance — 0.5%
Aon North America, Inc.
5.450% 3/01/34	230,000	228,990
Athene Global Funding 1 day USD SOFR Index + 0.560% 5.927% FRN 8/19/24 (b)	465,000	465,191
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	96,447
3.850% 3/15/52	90,000	69,568
Principal Life Global Funding II 1.250% 6/23/25 (b)	110,000	105,574
Teachers Insurance & Annuity Association of America 4.900% 9/15/44 (b)	80,000	70,717
		1,036,487

	Principal Amount	Value
Internet — 0.6%
Amazon.com, Inc.
3.150% 8/22/27	$ 110,000	$ 104,449
3.600% 4/13/32	300,000	275,520
3.875% 8/22/37	50,000	44,153
3.950% 4/13/52	130,000	104,522
Prosus NV
3.061% 7/13/31 (b)	370,000	306,314
3.832% 2/08/51 (b)	210,000	136,595
4.027% 8/03/50 (b)	310,000	209,229
		1,180,782
Iron & Steel — 0.1%
Vale Overseas Ltd. 6.875% 11/21/36	170,000	182,434
Leisure Time — 0.1%
NCL Corp. Ltd. 8.125% 1/15/29 (b)	80,000	83,820
Royal Caribbean Cruises Ltd. 6.250% 3/15/32 (b)	60,000	60,504
		144,324
Lodging — 0.3%
Hilton Domestic Operating Co., Inc. 6.125% 4/01/32 (b)	60,000	60,291
Las Vegas Sands Corp.
3.900% 8/08/29	40,000	36,588
6.000% 8/15/29	60,000	60,309
Sands China Ltd. 5.125% STEP 8/08/25	390,000	386,583
		543,771
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (b)	65,000	49,339
4.500% 6/01/33 (b)	810,000	637,570
4.750% 3/01/30 (b)	105,000	90,943
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	159,668
4.200% 3/15/28	450,000	425,266
4.400% 4/01/33	290,000	255,647
4.908% 7/23/25	56,000	55,456
5.125% 7/01/49	140,000	107,464
5.500% 4/01/63	150,000	116,234
6.550% 6/01/34	50,000	50,017
Comcast Corp.
2.887% 11/01/51	550,000	343,142
3.400% 4/01/30	525,000	482,630

The accompanying notes are an integral part of the financial statements.
7

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 4/01/40	$ 120,000	$97,616
4.150% 10/15/28	270,000	261,383
CSC Holdings LLC 6.500% 2/01/29 (b)	700,000	510,918
DISH DBS Corp.
5.125% 6/01/29	60,000	23,761
5.750% 12/01/28 (b)	70,000	48,532
Fox Corp.
5.476% 1/25/39	90,000	85,805
6.500% 10/13/33	100,000	104,752
		3,906,143
Mining — 0.7%
Anglo American Capital PLC 4.750% 4/10/27 (b)	230,000	225,748
Barrick North America Finance LLC
5.700% 5/30/41	80,000	79,061
5.750% 5/01/43	80,000	79,384
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	100,000	93,305
First Quantum Minerals Ltd. 8.625% 6/01/31 (b)	200,000	199,664
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	115,441
5.450% 3/15/43	230,000	218,461
Glencore Funding LLC
1.625% 4/27/26 (b)	120,000	112,187
3.375% 9/23/51 (b)	45,000	29,174
4.000% 3/27/27 (b)	140,000	134,955
Southern Copper Corp. 5.250% 11/08/42	250,000	233,419
		1,520,799
Multi-National — 0.6%
Inter-American Development Bank 7.350% 10/06/30 INR (e)	104,000,000	1,262,842
Oil & Gas — 2.7%
BP Capital Markets America, Inc.
2.939% 6/04/51	50,000	31,742
3.001% 3/17/52	230,000	147,660
3.633% 4/06/30	120,000	111,816
Chesapeake Energy Corp. 5.875% 2/01/29 (b)	100,000	98,995
Continental Resources, Inc.
2.268% 11/15/26 (b)	195,000	181,045
5.750% 1/15/31 (b)	250,000	245,819
Coterra Energy, Inc.
3.900% 5/15/27	230,000	221,243
4.375% 3/15/29	220,000	210,384
Devon Energy Corp.
5.000% 6/15/45	390,000	332,443

	Principal Amount	Value
5.600% 7/15/41	$ 140,000	$ 130,242
5.850% 12/15/25	120,000	120,297
Diamondback Energy, Inc. 3.500% 12/01/29	160,000	147,551
Ecopetrol SA 5.875% 5/28/45	770,000	551,999
EOG Resources, Inc.
3.900% 4/01/35	200,000	179,037
4.375% 4/15/30	60,000	58,550
4.950% 4/15/50	30,000	27,505
Exxon Mobil Corp.
3.482% 3/19/30	190,000	177,139
4.227% 3/19/40	85,000	74,706
4.327% 3/19/50	20,000	16,843
KazMunayGas National Co. JSC 5.375% 4/24/30 (b) (c)	200,000	194,820
Marathon Petroleum Corp. 5.125% 12/15/26	185,000	184,303
Occidental Petroleum Corp.
6.125% 1/01/31	85,000	87,000
6.450% 9/15/36	50,000	52,225
6.600% 3/15/46 (c)	310,000	323,402
6.625% 9/01/30	60,000	62,923
Petrobras Global Finance BV 5.999% 1/27/28 (c)	760,000	758,910
Pioneer Natural Resources Co. 1.900% 8/15/30	170,000	142,435
Reliance Industries Ltd. 3.625% 1/12/52 (b)	330,000	230,712
Shell International Finance BV
2.750% 4/06/30	240,000	214,003
3.250% 4/06/50	280,000	194,385
Southwestern Energy Co.
4.750% 2/01/32	70,000	64,395
5.375% 2/01/29	75,000	72,901
		5,647,430
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	93,904
5.000% 11/15/45	100,000	90,524
		184,428
Pharmaceuticals — 3.2%
AbbVie, Inc.
2.600% 11/21/24	880,000	870,301
2.950% 11/21/26	260,000	247,844
3.200% 11/21/29	600,000	550,561
4.700% 5/14/45	25,000	22,582
4.800% 3/15/29	130,000	129,497

The accompanying notes are an integral part of the financial statements.
8

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.950% 3/15/31	$ 60,000	$59,844
5.050% 3/15/34	80,000	79,766
Bausch Health Cos., Inc. 6.125% 2/01/27 (b) (c)	50,000	41,625
Bristol-Myers Squibb Co.
4.350% 11/15/47	120,000	99,967
5.100% 2/22/31	70,000	70,268
5.200% 2/22/34	210,000	209,572
5.550% 2/22/54	30,000	29,576
5.650% 2/22/64	20,000	19,537
Cigna Group
4.375% 10/15/28	590,000	572,932
4.900% 12/15/48	230,000	202,150
CVS Health Corp.
2.125% 9/15/31	330,000	264,937
4.250% 4/01/50	70,000	53,252
4.300% 3/25/28	580,000	560,059
5.050% 3/25/48	220,000	189,554
Eli Lilly & Co.
4.700% 2/09/34	180,000	176,494
5.000% 2/09/54	20,000	19,100
5.100% 2/09/64	140,000	133,714
Johnson & Johnson 3.625% 3/03/37	160,000	139,641
Merck & Co., Inc. 1.450% 6/24/30	120,000	99,283
Pfizer, Inc. 1.700% 5/28/30 (c)	280,000	235,682
Teva Pharmaceutical Finance Netherlands III BV 3.150% 10/01/26	1,700,000	1,595,514
		6,673,252
Pipelines — 3.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.250% 7/15/32 (b)	50,000	51,407
Cameron LNG LLC 3.302% 1/15/35 (b)	150,000	123,514
Columbia Pipelines Operating Co. LLC
6.036% 11/15/33 (b)	260,000	265,699
6.544% 11/15/53 (b)	30,000	31,611
Energy Transfer LP
3.750% 5/15/30	230,000	211,578
3.900% 7/15/26	710,000	687,501
4.750% 1/15/26	240,000	237,079
5.550% 5/15/34	100,000	98,968
6.250% 4/15/49	320,000	318,332
Enterprise Products Operating LLC
3.700% 1/31/51	140,000	103,208
4.150% 10/16/28	1,030,000	995,717

	Principal Amount	Value
4.850% 1/31/34	$ 220,000	$ 213,642
EQM Midstream Partners LP 4.750% 1/15/31 (b)	140,000	130,906
Kinder Morgan Energy Partners LP 6.950% 1/15/38	125,000	135,601
Kinder Morgan, Inc. 4.300% 3/01/28	110,000	106,792
MPLX LP 4.700% 4/15/48	400,000	329,018
ONEOK, Inc.
5.550% 11/01/26	40,000	40,163
5.800% 11/01/30	70,000	71,652
6.050% 9/01/33	130,000	133,846
6.625% 9/01/53	200,000	213,427
Targa Resources Corp. 4.950% 4/15/52	40,000	34,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/01/31	140,000	133,596
Western Midstream Operating LP
3.100% STEP 2/01/25	240,000	235,862
4.050% STEP 2/01/30	900,000	837,043
5.250% STEP 2/01/50	1,610,000	1,411,161
Williams Cos., Inc.
3.500% 11/15/30 (c)	70,000	63,448
3.500% 10/15/51	125,000	86,472
3.750% 6/15/27	250,000	239,950
5.150% 3/15/34	170,000	165,857
		7,707,137
Real Estate Investment Trusts (REITS) — 0.2%
Crown Castle, Inc. 3.300% 7/01/30	35,000	31,192
Service Properties Trust 8.375% 6/15/29	80,000	78,641
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.750% 9/17/24 (b)	220,000	218,360
		328,193
Retail — 0.4%
Costco Wholesale Corp.
1.375% 6/20/27	20,000	18,167
1.600% 4/20/30	20,000	16,811
Home Depot, Inc.
2.700% 4/15/30	70,000	62,361
3.300% 4/15/40	120,000	93,477
3.350% 4/15/50	260,000	184,659
Lowe’s Cos., Inc. 4.500% 4/15/30	50,000	48,521
McDonald’s Corp.
3.500% 7/01/27	300,000	287,495

The accompanying notes are an integral part of the financial statements.
9

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.600% 7/01/30	$ 90,000	$ 83,340
Walmart, Inc.
1.500% 9/22/28	60,000	52,998
1.800% 9/22/31 (c)	20,000	16,479
		864,308
Semiconductors — 0.4%
Broadcom, Inc. 3.419% 4/15/33 (b)	296,000	255,196
Intel Corp. 1.600% 8/12/28	120,000	105,037
Micron Technology, Inc.
5.300% 1/15/31	90,000	89,797
5.875% 2/09/33	60,000	61,293
NVIDIA Corp. 3.700% 4/01/60	170,000	128,556
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% 6/18/26	85,000	82,545
		722,424
Software — 0.2%
Microsoft Corp. 2.921% 3/17/52	30,000	20,365
Oracle Corp.
1.650% 3/25/26	230,000	215,590
3.850% 4/01/60	250,000	171,804
4.650% 5/06/30	20,000	19,598
		427,357
Telecommunications — 1.8%
AT&T, Inc.
2.750% 6/01/31	160,000	137,007
3.500% 9/15/53	309,000	209,761
3.550% 9/15/55	215,000	144,951
Rogers Communications, Inc. 5.300% 2/15/34	110,000	107,938
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	194,665
2.550% 2/15/31	60,000	50,933
3.375% 4/15/29	50,000	46,174
3.400% 10/15/52	230,000	157,025
3.500% 4/15/25	130,000	127,810
3.500% 4/15/31	700,000	628,891
3.875% 4/15/30	430,000	401,976
5.150% 4/15/34	80,000	78,629
Telefonica Emisiones SA 5.213% 3/08/47	150,000	132,487
Verizon Communications, Inc.
2.650% 11/20/40	15,000	10,332
3.850% 11/01/42	430,000	341,059
3.875% 2/08/29	550,000	522,745

	Principal Amount	Value
3.875% 3/01/52	$ 435,000	$329,977
		3,622,360
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,573
2.891% 4/06/36	270,000	217,497
3.750% 2/05/70	150,000	104,675
3.839% 3/20/60	120,000	88,110
		456,855
TOTAL CORPORATE DEBT (Cost $81,088,740)		76,538,030
Non-U.S. Government Agency Obligations — 14.2%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A, 5.230% 12/20/30 (b)	520,000	514,713
Series 2024-1A, Class A, 5.360% 6/20/30 (b)	430,000	431,190
		945,903
Commercial Mortgage-Backed Securities — 4.9%
Bank
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	307,310
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	255,423
Series 2017-BNK8, Class A3, 3.229% 11/15/50	266,465	249,457
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	295,243
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (b)	378,000	349,792
BPR Trust
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.164% 6.494% FRN 9/15/38 (b)	550,000	545,530
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.898% 7.227% FRN 4/15/37 (b)	460,000	459,999
BX Commercial Mortgage Trust
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.392% 6.721% FRN 3/15/41 (b)	163,027	162,008
Series 2023-XL3, Class A, 1 mo. USD Term SOFR + 1.761% 7.090% FRN 12/09/40 (b)	220,000	219,725

The accompanying notes are an integral part of the financial statements.
10

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-VOLT, Class F, 1 mo. USD Term SOFR + 2.514% 7.843% FRN 9/15/36 (b)	$ 405,000	$ 399,646
Series 2021-21M, Class H, 1 mo. USD Term SOFR + 4.124% 9.454% FRN 10/15/36 (b)	277,200	262,864
BX Trust, Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (b) (f)	374,000	316,597
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	120,000	111,451
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.137% VRN 1/10/48 (f)	5,106,850	55,089
Citigroup Commercial Mortgage Trust
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	135,627
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (b) (f)	200,000	166,231
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (b) (f)	200,000	163,711
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (f)	340,000	306,998
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.937% VRN 4/15/50 (f)	7,308,106	14,763
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	287,781
CSMC Trust, Series 2021-B33, Class B, 3.766% VRN 10/10/43 (b) (f)	300,000	253,862
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.038% VRN 1/15/41 (b) (f)	220,000	219,751
GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 9.263% VRN 3/10/41 (b) (f)	250,000	251,223
GS Mortgage Securities Corp. Trust, Series 2018-RIVR, Class C, 1 mo. USD Term SOFR + 1.547% 6.876% FRN 7/15/35 (b)	167,000	12,820
GS Mortgage Securities Trust, Series 2015-GS1, Class XA, 0.900% VRN 11/10/48 (f)	7,408,379	56,922
HPLY Trust, Series 2019-HIT, Class F, 1 mo. USD Term SOFR + 3.264% 8.593% FRN 11/15/36 (b)	377,250	371,834
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.035% VRN 1/15/49 (f)	3,211,379	40,580
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	151,295

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.557% VRN 7/15/48 (f)	$ 7,525,210	$ 23,303
Series 2015-C29, Class XA, 0.677% VRN 5/15/48 (f)	5,195,743	17,038
Series 2014-C25, Class XA, 0.937% VRN 11/15/47 (f)	3,327,901	3,389
Series 2015-C28, Class XA, 1.048% VRN 10/15/48 (f)	5,617,213	17,173
Series 2014-C23, Class D, 4.102% VRN 9/15/47 (b) (f)	391,000	345,491
Med Trust, Series 2021-MDLN, Class D, 1 mo. USD Term SOFR + 2.114% 7.444% FRN 11/15/38 (b)	394,109	393,862
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4 2.600% 9/15/49	108,055	102,355
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 0.982% VRN 12/15/48 (f)	5,372,056	43,073
MSWF Commercial Mortgage Trust
Series 2023-1, Class A4, 5.472% 5/15/56	250,000	252,649
Series 2023-2, Class A5, 6.014% VRN 12/15/56 (f)	250,000	261,493
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.397% 6.727% FRN 3/15/39 (b)	540,000	533,419
NJ Trust, Series 2023-GSP, Class A, 6.697% VRN 1/06/29 (b) (f)	200,000	206,210
NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.641% 6.970% FRN 3/15/41 (b)	250,000	249,375
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.008% VRN 10/10/48 (f)	3,024,782	74,671
SLG Office Trust, Series 2021-OVA, Class E 2.851% 7/15/41 (b)	260,000	198,155
TTAN, Series 2021-MHC, Class F, 1 mo. USD Term SOFR + 3.014% 8.344% FRN 3/15/38 (b)	297,057	293,370
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.725% VRN 7/15/58 (f)	8,764,551	31,547
Series 2015-P2, Class XA, 1.076% VRN 12/15/48 (f)	3,385,941	30,595
Series 2019-C53, Class XA, 1.113% VRN 10/15/52 (f)	4,198,875	184,651

The accompanying notes are an integral part of the financial statements.
11

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C38, Class A4, 3.190% 7/15/50	$ 285,050	$265,242
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	306,024
		10,256,617
Home Equity Asset-Backed Securities — 0.0%
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.474% 4.483% FRN 10/25/36	51,820	16,646
Other Asset-Backed Securities — 3.4%
AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 3 mo. USD Term SOFR + 2.000% 7.325% FRN 4/20/36 (b)	200,000	201,596
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 3 mo. USD Term SOFR + 1.750% 7.079% FRN 10/15/36 (b)	450,000	453,259
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, 3 mo. USD Term SOFR + 1.480% 6.819% FRN 7/15/37 (b)	170,000	170,000
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 3 mo. USD Term SOFR + 1.800% 7.178% FRN 10/20/36 (b)	200,000	201,393
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (b)	530,935	525,095
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.382% 6.699% FRN 7/17/34 (b)	200,000	200,186
CLI Funding VI LLC, Series 2020-3A, Class A 2.070% 10/18/45 (b)	147,500	133,318
Dividend Solar Loans LLC, Series 2018-1, Class B 4.290% 7/20/38 (b)	456,945	405,242
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 3 mo. USD Term SOFR + 1.282% 6.610% FRN 4/15/31 (b)	244,921	245,075
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, 3 mo. USD Term SOFR + 1.520% 6.841% FRN 4/20/37 (b)	170,000	170,916
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520% 6.831% FRN 4/20/37 (b)	100,000	100,692

	Principal Amount	Value
Empower CLO Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.200% 7.529% FRN 7/15/36 (b)	$ 270,000	$ 273,236
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (b)	83,304	76,927
HPS Loan Management Ltd., Series 15A-19, Class A1R, 3 mo. USD Term SOFR + 1.320% 6.645% FRN 1/22/35 (b)	250,000	250,187
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (b)	268,752	245,242
Mosaic Solar Loan Trust, Series 2020-2A, Class B 2.210% 8/20/46 (b)	232,324	190,161
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (b)	161,294	154,446
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422% 6.750% FRN 7/15/34 (b)	250,000	250,259
Octagon 66 Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.750% 7.077% FRN 11/16/36 (b)	250,000	251,875
Rad CLO 22 Ltd., Series 2023-22A, Class A1, 3 mo. USD Term SOFR + 1.830% 7.202% FRN 1/20/37 (b)	400,000	404,748
Storm King Park CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 2.050% 7.379% FRN 10/15/35 (b)	250,000	250,886
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A 2.980% 6/20/47 (b)	338,374	307,892
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C 2.630% 10/20/48 (b)	418,082	285,697
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.640% 6.969% FRN 1/14/34 (b)	380,000	380,871
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A 2.100% 9/20/45 (b)	317,785	288,357
Vault DI Issuer LLC, Series 2021-1A, Class A2 2.804% 7/15/46 (b)	500,000	440,198
Whitebox CLO II Ltd., Series 2020-2A, Class A1R, 3 mo. USD Term SOFR + 1.482% 6.805% FRN 10/24/34 (b)	150,000	150,191
		7,007,945

The accompanying notes are an integral part of the financial statements.
12

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 0.9%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 6.660% FRN 12/26/47 (b)	$ 164,752	$ 164,772
ELFI Graduate Loan Program LLC, Series 2020-A, Class A 1.730% 8/25/45 (b)	254,266	222,984
SMB Private Education Loan Trust
Series 2024-A, Class A1A, 5.240% 3/15/56 (b)	282,972	280,736
Series 2024-C, Class A1B, 30 day USD SOFR Average + 1.100% 6.433% FRN 6/17/52 (b)	345,068	345,333
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	350,000	320,301
Series 2018-B, Class BFX, 3.830% 8/25/47 (b)	500,000	454,682
		1,788,808
Whole Loan Collateral Collateralized Mortgage Obligations — 4.2%
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 4.892% VRN 4/25/37 (f)	440,718	387,414
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 4.371% VRN 2/25/47 (f)	651,185	580,201
Series 2007-3, Class A21, 6.000% 4/25/37	1,283,687	612,946
Series 2007-14, Class A6, 6.000% 9/25/37	1,122,119	573,493
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD Term SOFR + 0.454% 5.793% FRN 12/19/36	356,100	311,439
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489% VRN 9/25/56 (b) (f)	1,028,000	644,535
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.583% VRN 7/25/35 (f)	198,359	173,460
Morgan Stanley Residential Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.500% VRN 2/25/54 (b) (f)	420,860	423,309
Series 2024-INV3, Class A1, 6.500% VRN 6/25/54 (b) (f)	400,000	402,328

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1, 5.000% STEP 6/25/62 (b)	$ 425,838	$424,131
PRKCM Trust, Series 2023-AFC1, Class A1, 6.598% STEP 2/25/58 (b)	341,918	343,525
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (b) (f)	623,676	256,931
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.500% VRN 6/25/54 (b) (f)	400,000	402,328
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD Term SOFR + 0.714% 6.000% FRN 4/25/37	140,234	112,238
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 4.898% VRN 10/25/37 (f)	498,995	393,647
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (b) (f)	1,000,000	615,946
Series 2021-R1, Class M1, 2.338% 10/25/63 (b)	1,500,000	1,307,112
Series 2022-6, Class A1, 4.910% STEP 6/25/67 (b)	239,209	236,553
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.850% STEP 5/25/36	575,311	491,930
		8,693,466
Whole Loan Collateral Planned Amortization Classes — 0.3%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	1,228,561	662,870
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,235,534)		29,372,255
Sovereign Debt Obligations — 5.8%
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/27 BRL (e)	2,920,000	477,065
10.000% 1/01/33 BRL (e)	3,249,000	487,105
Brazilian Government International Bond
3.750% 9/12/31	950,000	811,130
5.625% 2/21/47	300,000	248,631
Colombia Government International Bond
3.250% 4/22/32	230,000	175,946

The accompanying notes are an integral part of the financial statements.
13

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.125% 2/22/42	$ 440,000	$286,086
Indonesia Government International Bond 3.500% 1/11/28	320,000	302,365
Israel Government International Bond 2.750% 7/03/30	310,000	261,327
Jamaica Government International Bond 9.625% 11/03/30 JMD (e)	22,000,000	148,221
Mexican Bonos
7.750% 11/23/34 MXN (e)	8,220,000	386,634
7.750% 11/13/42 MXN (e)	152,850,000	6,730,413
Mexico Government International Bond
2.659% 5/24/31	200,000	164,093
3.750% 1/11/28	205,000	193,750
4.280% 8/14/41	450,000	348,310
Nigeria Government International Bond 7.143% 2/23/30 (b)	210,000	182,332
Peruvian Government International Bond 6.550% 3/14/37	260,000	277,420
Provincia de Buenos Aires/Government Bond 6.375% STEP 9/01/37 (b)	530,118	218,011
Republic of Kenya Government International Bond 6.300% 1/23/34 (b)	370,000	276,073
Uruguay Government International Bond 3.875% 7/02/40 UYU (e)	4,977,299	133,806
		12,108,718
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,475,426)		12,108,718
U.S. Government Agency Obligations and Instrumentalities (g) — 35.7%
Collateralized Mortgage Obligations — 4.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K-157, Class X1, 0.419% VRN 5/25/33 (f)	10,399,234	227,168
Series K-154, Class X1, 0.527% VRN 1/25/33 (f)	7,097,741	198,259
Series K124, Class X1, 0.808% VRN 12/25/30 (f)	5,865,688	214,391

	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS
Series 5092, Class AP, 2.000% 4/25/41	$ 75,308	$64,066
Series 4991, Class QV, 2.000% 9/25/45	91,678	73,867
Series 5085, Class NI, 2.000% 3/25/51	1,301,972	161,428
Series 5274, Class IO, 2.500% 1/25/51	633,845	103,393
Series 5071, Class IH, 2.500% 2/25/51	237,666	31,961
Series 5377, Class IO, 2.500% 12/25/51	866,832	113,566
Series 4481, Class B, 3.000% 12/15/42	809,820	769,651
Series 4483, Class CA, 3.000% 6/15/44	1,398,539	1,308,669
Series 4391, Class MZ, 3.000% 9/15/44	133,928	114,398
Series 5180, Class IN, 3.000% 7/25/51	1,310,822	266,171
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	598,421	430,135
Series 2021-48, Class NS, 30 day USD SOFR Average + 3.650% 0.000% FRN 8/25/51	985,961	27,209
Series 2021-65, Class JA, 2.000% 1/25/46	69,835	59,924
Series 2020-57, Class TA, 2.000% 4/25/50	234,070	196,257
Series 2020-56, Class AQ, 2.000% 8/25/50	300,000	225,364
Series 2014-6, Class Z, 2.500% 2/25/44	129,712	108,811
Series 2012-118, Class VZ, 3.000% 11/25/42	123,533	109,253
Series 2021-18, Class ZG, 3.000% 6/25/50	2,653,181	1,735,856
Series 2020-96, Class IN, 3.000% 1/25/51	375,598	64,246
Series 2015-65, Class CZ, 3.500% 9/25/45	136,168	112,897
Government National Mortgage Association
Series 2022-210, Class IO, 0.698% VRN 7/16/64 (f)	1,473,762	92,732
Series 2022-216, Class IO, 0.749% VRN 7/16/65 (f)	1,482,801	89,391

The accompanying notes are an integral part of the financial statements.
14

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-91, Class IU, 0.989% VRN 5/16/62 (f)	$ 3,628,870	$ 247,233
Series 2020-103, Class AD, 1.450% 1/16/63	287,602	214,424
Series 2022-3, Class B, 1.850% 2/16/61	500,000	253,892
Series 2020-175, Class GI, 2.000% 11/20/50	138,000	15,587
Series 2022-113, Class Z, 2.000% 9/16/61	1,248,931	627,195
Series 2023-92, Class AH, 2.000% 6/16/64	99,976	75,124
Series 2022-220, Class E, 3.000% VRN 10/16/64 (f)	100,000	74,293
Government National Mortgage Association REMICS
Series 2021-103, Class SA, 30 day USD SOFR Average + 3.250% 0.000% FRN 4/20/51	1,114,242	17,717
Series 2021-115, Class MI, 2.500% 5/20/51	512,577	56,832
Series 2021-96, Class VI, 2.500% 6/20/51	407,848	56,037
Series 2021-176, Class IN, 2.500% 10/20/51	488,672	69,507
Series 2022-189, Class PT, 2.500% 10/20/51	90,457	74,357
Series 2022-99, Class JW, 2.500% 1/20/52	100,000	79,607
Series 2021-57, Class BI, 3.000% 3/20/51	603,965	100,099
Series 2021-98, Class IG, 3.000% 6/20/51	884,122	150,226
Series 2021-137, Class IQ, 3.000% 8/20/51	1,197,304	199,211
Series 2021-117, Class ID, 3.500% 6/20/51	667,040	121,122
Series 2023-130, Class IO, 4.000% 8/20/47	1,380,940	255,712
Series 2020-H20, Class FA, 1 mo. USD Term SOFR + 0.464% 5.787% FRN 4/20/70	169,625	167,309
		9,754,547
Pass-Through Securities — 29.8%
Federal Home Loan Mortgage Corp.
Pool #RB5084 1.500% 11/01/40	420,961	342,992
Pool #RB5110 1.500% 5/01/41	469,031	380,839
Pool #RB5117 1.500% 7/01/41	397,739	322,952
Pool #RA4537 1.500% 2/01/51	79,131	59,603
Pool #RB5105 2.000% 3/01/41	216,438	181,044
Pool #RB5131 2.000% 10/01/41	560,928	467,446

	Principal Amount	Value
Pool #RB5138 2.000% 12/01/41	$ 408,234	$ 339,306
Pool #RB0714 2.000% 12/01/41	82,374	68,929
Pool #SC0313 2.000% 1/01/42	442,959	368,168
Pool #RB5145 2.000% 2/01/42	670,394	557,202
Pool #QK1354 2.000% 2/01/42	82,905	68,907
Pool #SC0384 2.000% 4/01/42	275,478	230,429
Pool #RB5153 2.000% 4/01/42	772,393	640,048
Pool #SC0319 2.000% 4/01/42	87,440	72,867
Pool #SD8079 2.000% 7/01/50	169,659	134,121
Pool #QB3535 2.000% 9/01/50	496,072	392,160
Pool #QB4985 2.000% 11/01/50	71,233	56,668
Pool #SD0715 2.000% 9/01/51	1,688,337	1,352,093
Pool #QD3960 2.000% 1/01/52	340,313	269,347
Pool #RB5149 2.500% 3/01/42	83,582	71,845
Pool #QK1449 2.500% 4/01/42	167,577	144,045
Pool #RB5154 2.500% 4/01/42	171,018	147,003
Pool #G08520 2.500% 1/01/43	447,318	388,859
Pool #SD7521 2.500% 7/01/50	186,396	155,678
Pool #SD7525 2.500% 10/01/50	587,428	490,620
Pool #RA3913 2.500% 11/01/50	216,627	180,792
Pool #RA4142 2.500% 12/01/50	271,420	226,521
Pool #SD7534 2.500% 2/01/51	137,880	115,588
Pool #QC7086 2.500% 9/01/51	233,706	192,781
Pool #SD2991 2.500% 9/01/51	90,416	75,375
Pool #SD0777 2.500% 11/01/51	82,556	68,221
Pool #SD0857 2.500% 1/01/52	430,136	355,755
Pool #SD1749 2.500% 4/01/52	88,912	73,593
Pool #SD7554 2.500% 4/01/52	1,018,744	847,513
Pool #SD5344 2.500% 4/01/52	98,118	80,537
Pool #841703 1 yr. USD RFUCCT + 1.634% 2.640% FRN 12/01/50	281,819	255,854
Pool #QK1512 3.000% 5/01/42	154,268	136,662
Pool #RA2797 3.000% 6/01/50	53,421	45,555
Pool #QC3242 3.000% 6/01/51	415,860	359,887
Pool #SD8174 3.000% 10/01/51	1,278,528	1,093,209
Pool #SD0781 3.000% 11/01/51	75,461	64,738
Pool #QD6216 3.000% 2/01/52	82,181	70,568
Pool #QD7333 3.000% 2/01/52	87,995	75,560
Pool #G08632 3.500% 3/01/45	578,233	525,441
Pool #SD1218 4.000% 7/01/49	303,324	281,998
Pool #SD2866 4.000% 7/01/49	89,563	83,602
Pool #SD5352 4.000% 7/01/50	488,974	458,111
Pool #RA7185 4.000% 4/01/52	337,861	311,679
Pool #RA7186 4.000% 4/01/52	166,486	153,688
Pool #SD7560 4.000% 2/01/53	179,648	166,386
Pool #SD2792 4.500% 3/01/47	85,418	83,069
Pool #SD1143 4.500% 9/01/50	1,094,367	1,045,370
Pool #SD0615 4.500% 1/01/51	79,282	75,980
Pool #SD1807 4.500% 7/01/52	90,571	86,007

The accompanying notes are an integral part of the financial statements.
15

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD2394 4.500% 11/01/52	$ 89,523	$ 84,648
Pool #SD1775 4.500% 11/01/52	180,025	170,840
Pool #SD2355 4.500% 12/01/52	90,025	85,123
Pool #SD1305 5.000% 7/01/52	425,354	411,869
Pool #SD2591 5.000% 3/01/53	91,079	88,573
Pool #RA8790 5.000% 4/01/53	189,774	183,960
Pool #RA8694 5.000% 4/01/53	185,084	180,686
Pool #SD3722 5.000% 5/01/53	88,840	86,423
Pool #SD2245 5.500% 12/01/52	90,665	89,832
Pool #SD2138 5.500% 1/01/53	93,605	93,057
Pool #SD2723 5.500% 3/01/53	91,348	90,537
Pool #SD2688 5.500% 4/01/53	92,220	91,459
Pool #SD2511 5.500% 4/01/53	89,274	88,419
Pool #QG1295 5.500% 4/01/53	95,290	94,248
Pool #SD2762 5.500% 5/01/53	93,479	92,678
Pool #SD2756 5.500% 5/01/53	90,475	89,752
Pool #SD2892 5.500% 5/01/53	90,335	89,562
Pool #QG7311 5.500% 7/01/53	94,784	93,865
Pool #RA9437 5.500% 7/01/53	95,365	94,429
Pool #SD3475 5.500% 8/01/53	92,781	91,900
Pool #SD2284 6.000% 12/01/52	86,951	87,759
Pool #SD2578 6.000% 3/01/53	178,017	179,358
Pool #SD3432 6.000% 7/01/53	89,800	90,724
Pool #SD3642 6.000% 9/01/53	93,171	94,589
Pool #SD3737 6.000% 9/01/53	97,129	97,909
Pool #RJ1350 6.000% 4/01/54	99,724	100,556
Pool #SD2452 6.500% 2/01/53	87,183	89,377
Pool #RA8904 6.500% 4/01/53	167,478	171,640
Pool #RA9081 6.500% 5/01/53	90,121	92,586
Pool #RJ0954 6.500% 2/01/54	96,984	99,333
Pool #RJ1358 6.500% 4/01/54	99,846	102,265
Federal National Mortgage Association
Pool #MA4519 1.500% 1/01/42	84,445	68,329
Pool #MA4236 1.500% 1/01/51	79,536	59,759
Pool #MA4280 1.500% 3/01/51	16,212	12,160
Pool #FP0028 2.000% 8/01/40	91,522	76,813
Pool #MA4422 2.000% 9/01/41	785,378	654,490
Pool #MA4446 2.000% 10/01/41	237,204	197,672
Pool #MA4474 2.000% 11/01/41	160,951	134,127
Pool #MA4501 2.000% 12/01/41	81,958	68,119
Pool #MA4540 2.000% 2/01/42	165,730	137,748
Pool #MA4606 2.000% 5/01/42	261,493	216,688
Pool #BQ3331 2.000% 8/01/50	73,741	58,294
Pool #CA7023 2.000% 9/01/50	69,796	55,329
Pool #CA7224 2.000% 10/01/50	140,007	110,986
Pool #BQ4926 2.000% 10/01/50	70,043	55,240
Pool #MA4237 2.000% 1/01/51	220,946	174,250
Pool #FS4654 2.000% 7/01/51	184,963	146,219
Pool #FS4270 2.000% 3/01/52	91,782	72,843

	Principal Amount	Value
Pool #BS4941 2.460% 4/01/32	$ 978,200	$ 831,975
Pool #MA4177 2.500% 11/01/40	55,853	48,429
Pool #FS0697 2.500% 2/01/42	79,753	69,451
Pool #MA4571 2.500% 3/01/42	82,537	70,946
Pool #BV7697 2.500% 4/01/42	351,653	302,272
Pool #MA4587 2.500% 4/01/42	169,576	145,763
Pool #MA4607 2.500% 5/01/42	85,266	73,293
Pool #FM4052 2.500% 9/01/50	2,299,372	1,920,436
Pool #FM7673 2.500% 6/01/51	303,743	251,598
Pool #FS0028 2.500% 9/01/51	80,587	66,928
Pool #FM8786 2.500% 10/01/51	80,040	66,474
Pool #BU3295 2.500% 10/01/51	167,365	137,796
Pool #CB2276 2.500% 11/01/51	84,666	69,708
Pool #FS8108 2.500% 1/01/52	99,177	81,779
Pool #FS0549 2.500% 2/01/52	258,266	213,565
Pool #FS3368 2.500% 3/01/52	88,975	73,589
Pool #FS2595 2.500% 3/01/52	179,105	148,190
Pool #FS0835 2.500% 3/01/52	85,354	70,581
Pool #FS6620 2.500% 3/01/52	193,729	160,894
Pool #FS1626 2.500% 4/01/52	173,170	143,089
Pool #BF0546 2.500% 7/01/61	567,079	451,473
Pool #BF0560 2.500% 9/01/61	82,314	65,534
Pool #FS1542 3.000% 4/01/42	161,036	143,915
Pool #CB3542 3.000% 5/01/42	84,585	75,513
Pool #MA4643 3.000% 5/01/42	85,694	76,182
Pool #MA4632 3.000% 6/01/42	348,867	309,052
Pool #MA2248 3.000% 4/01/45	267,385	233,443
Pool #AS7661 3.000% 8/01/46	259,664	224,836
Pool #FM9934 3.000% 12/01/48	801,936	701,141
Pool #FM9564 3.000% 2/01/50	943,547	824,954
Pool #CA6315 3.000% 7/01/50	85,458	73,649
Pool #CA7531 3.000% 10/01/50	69,515	60,300
Pool #FM8480 3.000% 11/01/50	58,275	50,368
Pool #FM7531 3.000% 5/01/51	61,494	53,034
Pool #FM9464 3.000% 11/01/51	155,554	134,617
Pool #BU1421 3.000% 1/01/52	84,494	72,976
Pool #FS2463 3.000% 2/01/52	524,530	450,407
Pool #FS1289 3.000% 3/01/52	405,140	352,129
Pool #CB3833 3.000% 6/01/52	87,658	75,244
Pool #FS8124 3.000% 6/01/52	296,914	256,301
Pool #CB3386 3.500% 4/01/42	85,580	78,333
Pool #FM7100 3.500% 6/01/50	106,325	95,560
Pool #FS1240 3.500% 12/01/51	80,708	72,032
Pool #FS1237 3.500% 12/01/51	235,749	211,292
Pool #FS1241 3.500% 1/01/52	88,127	78,626
Pool #FS1462 3.500% 1/01/52	162,804	145,914
Pool #FS2296 3.500% 1/01/52	409,112	364,241
Pool #FS1092 3.500% 4/01/52	501,875	446,735
Pool #FS1454 3.500% 4/01/52	168,743	150,235

The accompanying notes are an integral part of the financial statements.
16

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1555 3.500% 4/01/52	$ 169,927	$ 151,502
Pool #BV8546 3.500% 5/01/52	161,777	144,791
Pool #FS1556 3.500% 5/01/52	679,985	608,591
Pool #FS1866 3.500% 5/01/52	90,435	80,629
Pool #FM3049 4.000% 4/01/44	190,806	180,195
Pool #CA2472 4.000% 10/01/48	54,542	50,350
Pool #CB3272 4.000% 4/01/52	169,176	156,171
Pool #CB3320 4.000% 4/01/52	86,693	79,975
Pool #CB3614 4.000% 5/01/52	85,130	78,586
Pool #FS2023 4.000% 5/01/52	178,641	164,425
Pool #FM1263 4.500% 7/01/49	37,110	35,564
Pool #FS4480 4.500% 3/01/50	86,736	83,802
Pool #MA4031 4.500% 5/01/50	21,169	20,175
Pool #FS0067 4.500% 9/01/51	63,121	60,418
Pool #FS2914 4.500% 9/01/52	88,724	84,280
Pool #BX2186 4.500% 11/01/52	74,274	70,136
Pool #FS3977 4.500% 11/01/52	45,612	43,128
Pool #FS3836 4.500% 1/01/53	90,256	85,341
Pool #CB3880 5.000% 6/01/52	78,672	76,876
Pool #BW0048 5.000% 7/01/52	79,691	77,299
Pool #CB4103 5.000% 7/01/52	169,816	167,213
Pool #BW9916 5.000% 10/01/52	89,195	86,395
Pool #FS3249 5.000% 11/01/52	83,355	80,906
Pool #FS5708 5.000% 6/01/53	91,674	89,553
Pool #FS5155 5.000% 7/01/53	182,094	178,905
Pool #CB5108 5.500% 11/01/52	180,719	178,946
Pool #FS3672 5.500% 2/01/53	93,011	92,593
Pool #FS4166 5.500% 4/01/53	91,840	90,876
Pool #CB6322 5.500% 5/01/53	91,445	90,605
Pool #FS4805 5.500% 5/01/53	95,976	95,109
Pool #FS5270 5.500% 7/01/53 (h)	93,260	92,462
Pool #FS5647 5.500% 7/01/53	93,837	93,262
Pool #CB7109 5.500% 9/01/53	375,959	372,387
Pool #CB5316 6.000% 12/01/52	170,721	172,039
Pool #FS4454 6.000% 4/01/53	90,866	91,397
Pool #FS4573 6.000% 5/01/53	178,660	180,263
Pool #CB6753 6.000% 7/01/53	278,211	280,794
Pool #FS5306 6.000% 7/01/53	90,029	91,708
Pool #FS6242 6.000% 11/01/53	96,387	97,312
Pool #CB5497 6.500% 1/01/53	254,893	261,785
Pool #BX7702 6.500% 2/01/53	83,309	85,405
Pool #FS7624 6.500% 3/01/54	97,318	99,675
Pool #CB8388 6.500% 4/01/54	284,918	291,464
Government National Mortgage Association II
Pool #MA6930 2.000% 10/20/50	506,318	410,278
Pool #MA7135 2.000% 1/20/51	134,361	108,875
Pool #MA7184 2.000% 2/20/51	296,480	232,599
Pool #MA7303 2.000% 4/20/51	305,028	239,306

	Principal Amount	Value
Pool #BS8546 2.500% 12/20/50	$ 68,558	$57,072
Pool #785565 2.500% 6/20/51	78,038	65,036
Pool #785568 2.500% 8/20/51	77,682	64,619
Pool #785662 2.500% 10/20/51	2,150,094	1,777,105
Pool #785657 2.500% 10/20/51	160,492	133,503
Pool #785663 2.500% 10/20/51	78,144	65,003
Pool #785667 2.500% 10/20/51	79,658	66,263
Pool #785764 2.500% 11/20/51	601,699	500,892
Pool #785762 2.500% 11/20/51	83,093	69,119
Pool #785789 2.500% 12/20/51	81,046	67,291
Pool #785821 2.500% 12/20/51	83,273	69,139
Pool #MA7368 3.000% 5/20/51	185,279	161,781
Pool #MA7590 3.000% 9/20/51	1,380,690	1,205,049
Pool #MA7650 3.000% 10/20/51	226,271	197,558
Pool #786150 3.000% 3/20/52	86,238	74,405
Pool #786583 3.000% 3/20/52	181,115	156,377
Pool #786843 3.000% 3/20/52	183,722	158,628
Pool #MA5594 3.500% 11/20/48	151,416	137,252
Pool #MA6711 3.500% 6/20/50	258,209	233,653
Pool #MA6997 3.500% 11/20/50	315,191	285,241
Pool #MA7883 3.500% 2/20/52	587,803	529,009
Pool #786216 3.500% 6/20/52	174,908	155,159
Pool #MA5078 4.000% 3/20/48	162,791	152,217
Pool #MA5763 4.000% 2/20/49	141,365	132,094
Pool #MA5817 4.000% 3/20/49	59,252	55,329
Pool #MA5876 4.000% 4/20/49	47,144	44,023
Pool #MA8045 4.000% 5/20/52	175,354	162,251
Pool #CK9592 4.000% 6/20/52	85,496	78,901
Pool #786429 4.000% 6/20/52	89,842	83,304
Pool #MA5193 4.500% 5/20/48	26,121	25,187
Pool #MA5265 4.500% 6/20/48	176,013	169,610
Pool #MA5399 4.500% 8/20/48	65,607	63,179
Pool #MA5652 4.500% 12/20/48	31,537	30,341
Pool #MA5711 4.500% 1/20/49	521,800	501,352
Pool #MA5764 4.500% 2/20/49	85,297	81,954
Pool #MA5818 4.500% 3/20/49	139,990	134,504
Pool #786366 4.500% 8/20/52	179,991	171,812
Pool #786335 4.500% 9/20/52	176,466	168,448
Pool #MA5194 5.000% 5/20/48	17,349	17,195
Pool #MA5597 5.000% 11/20/48	34,945	34,439
Pool #MA5653 5.000% 12/20/48	42,763	42,090
Pool #MA5712 5.000% 1/20/49	34,006	33,471
Pool #MA5878 5.000% 4/20/49	17,183	16,934
Pool #MA6287 5.000% 11/20/49	15,289	15,125
Pool #MA6413 5.000% 1/20/50	34,030	33,665
Pool #786340 5.000% 9/20/52	90,072	88,430
Pool #MA8348 5.000% 10/20/52	89,401	87,129
Pool #MA8428 5.000% 11/20/52	181,012	176,412
Pool #MA8490 5.000% 12/20/52	543,626	529,810

The accompanying notes are an integral part of the financial statements.
17

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #786474 5.000% 1/20/53	$ 89,699	$87,924
Pool #MA8569 5.000% 1/20/53	367,015	357,687
Pool #MA8647 5.000% 2/20/53	92,169	89,769
Pool #MA8725 5.000% 3/20/53	93,307	90,936
Pool #MA8429 5.500% 11/20/52	264,005	262,217
Pool #786535 5.500% 2/20/53	186,322	186,225
Pool #MA8726 5.500% 3/20/53	181,105	179,821
Pool #MA8801 5.500% 4/20/53	458,584	455,048
Pool #786835 5.500% 8/20/53	96,030	95,829
Pool #787228 6.000% 1/20/54	773,272	786,742
Pool #787236 6.500% 1/20/54	197,781	203,571
Government National Mortgage Association II, TBA
2.000% 7/20/54 (h)	2,300,000	1,862,393
3.000% 7/20/54 (h)	200,000	174,397
3.500% 7/20/54 (h)	500,000	449,391
4.000% 7/20/54 (h)	700,000	646,895
5.000% 7/20/54 (h)	100,000	97,364
5.500% 7/20/54 (h)	300,000	297,645
6.000% 7/20/54 (h)	300,000	301,289
6.500% 7/20/54 (h)	400,000	405,554
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (h)	1,300,000	1,016,742
2.500% 7/01/54 (h)	300,000	245,016
3.000% 7/01/54 (h)	1,700,000	1,446,595
5.500% 7/01/54 (h)	1,600,000	1,578,062
6.000% 7/01/54 (h)	1,300,000	1,303,657
6.500% 7/01/54 (h)	500,000	508,867
		61,637,367
Whole Loans — 1.2%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750% 9.085% FRN 2/25/42 (b)	490,000	514,316
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100% 8.435% FRN 3/25/42 (b)	2,000,000	2,081,539
		2,595,855
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $79,106,074)		73,987,769
U.S. Treasury Obligations — 5.3%
U.S. Treasury Bonds & Notes — 5.3%
U.S. Treasury Bonds
4.125% 8/15/53	250,000	232,840

	Principal Amount	Value
4.500% 2/15/44	$ 70,000	$68,972
4.750% 11/15/53	400,000	413,500
U.S. Treasury Inflation-Indexed Notes 1.125% 1/15/33	568,339	525,809
U.S. Treasury Notes
3.750% 12/31/28	30,000	29,226
4.000% 1/31/31	1,390,000	1,361,157
4.000% 2/15/34	230,000	223,244
4.125% 3/31/31 (c)	5,700,000	5,621,807
4.250% 2/28/29 (c)	280,000	278,683
4.250% 2/28/31 (c)	1,380,000	1,370,904
4.500% 3/31/26	30,000	29,839
4.500% 5/31/29 (c)	60,000	60,399
4.625% 2/28/26	190,000	189,317
4.625% 4/30/29	660,000	667,427
		11,073,124
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,201,269)		11,073,124
TOTAL BONDS & NOTES (Cost $226,851,741)		208,844,394
TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $88,259)		169,550
TOTAL LONG-TERM INVESTMENTS (Cost $226,940,000)		209,013,944
	Number of Shares
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,130,785	2,130,785
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (j)	$ 2,342,322	2,342,322

The accompanying notes are an integral part of the financial statements.
18

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 0.5%
U.S. Treasury Bill 5.345% 7/30/24 (k)	$ 960,000	$955,940
TOTAL SHORT-TERM INVESTMENTS (Cost $5,429,082)		5,429,047
TOTAL INVESTMENTS — 103.5% (Cost $232,369,082) (l)		214,442,991
Other Assets/ (Liabilities) — (3.5)%		(7,344,506)
NET ASSETS — 100.0%		$207,098,485

Forward Sale Commitment — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.4)%
Pass-Through Securities — (0.4)%
Government National Mortgage Association II, TBA (h) 4.500% 7/20/54	(200,000)	(190,114)
Uniform Mortgage-Backed Security, TBA (h) 4.500% 7/01/54	(700,000)	(659,832)
TOTAL FORWARD SALE COMMITMENT (Proceeds $(852,867))		$ (849,946)

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $39,876,628 or 19.25% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $9,827,403 or 4.75% of net assets. The Fund received $7,933,754 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Security is perpetual and has no stated maturity date.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)
Maturity value of $2,342,634. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,389,354.

(k)	The rate shown represents yield-to-maturity.
(l)	See Note 6 for aggregate cost for federal tax purposes.
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Goldman Sachs & Co.*	7/09/24	17.23	1,390,000	USD	1,390,000	$ 82,983	$ 11,342	$ 71,641

The accompanying notes are an integral part of the financial statements.
19

MML Dynamic Bond Fund – Portfolio of Investments (Continued)
(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Bond Future	7/05/24	119.00	16	USD	1,893,000	$ 7,250	$ 4,262	$ 2,988
U.S. Treasury Note 6-7 Year Future	7/05/24	110.50	27	USD	2,969,578	5,063	3,172	1,891
3 Month SOFR Future	9/13/24	95.13	157	USD	37,556,363	8,831	14,067	(5,236)
						$21,144	$21,501	$(357)
Put
3 Month SOFR Future	12/13/24	95.50	26	USD	6,184,425	$28,925	$24,430	$4,495
						$50,069	$45,931	$4,138

(#) Interest Rate Swaptions Purchased

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
20-Year Interest Rate Swap, 12/03/44	JP Morgan Chase Bank N.A.*	11/29/24	4.25%##	Annually	1-Day USD SOFR	Annually	USD	1,400,000	$ 36,498	$ 30,986	$ 5,512

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Citigroup Global Markets, Inc.*	7/09/24	17.36	557,000	USD	557,000	$ (29,243)	$ (11,918)	$ (17,325)
Put
USD Put AUD Call	Goldman Sachs & Co.*	7/09/24	0.68	1,390,000	USD	1,390,000	$(833)	$(10,020)	$9,187

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
U.S. Treasury Note 10 Year Future	8/23/24	113.50	27	USD	2,969,578	$ (4,641)	$ (5,438)	$797
3 Month SOFR Future	9/13/24	96.13	157	USD	37,556,363	(3,925)	(4,133)	208
3 Month SOFR Future	9/13/24	96.88	31	USD	7,415,588	(581)	(13,510)	12,929
3 Month SOFR Future	12/13/24	97.13	52	USD	12,368,850	(2,275)	(28,241)	25,966
3 Month SOFR Future	6/13/25	97.00	157	USD	37,556,363	(40,231)	(46,770)	6,539
						$(51,653)	$(98,092)	$46,439
Put
U.S. Treasury Note 10 Year Future	7/26/24	109.50	32	USD	3,519,500	$(16,500)	$(14,273)	$(2,227)
3 Month SOFR Future	12/13/24	95.00	26	USD	6,184,425	(6,988)	(10,671)	3,683
						$(23,488)	$(24,944)	$1,456
						$(75,141)	$(123,036)	$47,895

The accompanying notes are an integral part of the financial statements.
20

MML Dynamic Bond Fund – Portfolio of Investments (Continued)
Interest Rate Swaptions Written

			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
5-Year Interest Rate Swap, 12/03/29	JP Morgan Chase Bank N.A.*	11/29/24	1-Day USD SOFR	Annually	4.45%##	Annually	USD	4,300,000	$ (31,128)	$ (30,100)	$ (1,028)

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	7/19/24	EUR	1,090,000	USD	1,164,000	$4,262
Bank of America N.A.*	7/19/24	CHF	190,000	USD	208,435	3,472
Bank of America N.A.*	7/19/24	USD	3,175,122	EUR	2,963,294	(941)
Bank of America N.A.*	7/19/24	USD	547,231	CHF	496,140	(6,113)
Bank of America N.A.*	7/19/24	MXN	6,270,000	USD	349,505	(7,670)
BNP Paribas SA*	7/19/24	JPY	417,689,864	USD	2,793,847	(191,016)
BNP Paribas SA*	7/19/24	CAD	670,000	USD	487,206	2,734
BNP Paribas SA*	7/19/24	NOK	11,498,502	USD	1,053,234	24,181
BNP Paribas SA*	7/19/24	USD	611,006	CHF	550,000	(2,409)
BNP Paribas SA*	7/19/24	USD	380,193	NOK	4,060,000	(230)
BNP Paribas SA*	7/19/24	USD	631,148	CAD	860,000	2,270
Citibank N.A.*	7/02/24	BRL	2,970,000	USD	552,735	(21,438)
Citibank N.A.*	7/02/24	USD	540,033	BRL	2,970,000	8,737
Citibank N.A.*	7/11/24	USD	227,000	MXN	3,940,402	11,906
Citibank N.A.*	7/18/24	INR	18,270,000	USD	218,505	488
Citibank N.A.*	7/19/24	AUD	6,172,927	USD	4,033,786	86,034
Citibank N.A.*	7/19/24	GBP	360,000	USD	446,457	8,665
Citibank N.A.*	7/19/24	USD	2,384,641	GBP	1,902,007	(19,925)
Citibank N.A.*	7/19/24	USD	1,093,574	AUD	1,650,000	(7,637)
Citibank N.A.*	7/19/24	USD	118,178	JPY	18,320,000	4,017
Goldman Sachs International*	7/02/24	BRL	6,113,695	USD	1,115,203	(21,538)
Goldman Sachs International*	7/02/24	USD	1,118,525	BRL	6,113,695	24,860
Goldman Sachs International*	7/19/24	MXN	3,896,000	USD	224,395	(11,988)
Goldman Sachs International*	7/19/24	CHF	360,000	USD	395,631	5,877
Goldman Sachs International*	7/19/24	USD	89,414	JPY	13,600,000	4,666
Goldman Sachs International*	7/19/24	USD	689,873	NOK	7,440,000	(7,258)
Goldman Sachs International*	7/19/24	USD	165,206	GBP	130,000	857
Goldman Sachs International*	7/19/24	USD	1,491,190	CHF	1,340,000	(3,312)
Goldman Sachs International*	7/19/24	USD	697,757	CAD	953,297	655
Goldman Sachs International*	8/02/24	BRL	3,536,329	USD	645,793	(15,499)
JP Morgan Chase Bank N.A.*	7/19/24	USD	1,545,029	CNH	11,159,745	14,199
JP Morgan Chase Bank N.A.*	7/19/24	USD	2,824,642	MXN	47,017,216	261,302
JP Morgan Chase Bank N.A.*	7/19/24	MXN	11,745,000	USD	648,230	(7,902)
JP Morgan Chase Bank N.A.*	7/19/24	USD	381,512	AUD	570,000	1,093
Morgan Stanley & Co. LLC*	7/02/24	BRL	1,143,695	USD	217,383	(12,790)
Morgan Stanley & Co. LLC*	7/02/24	USD	205,741	BRL	1,143,695	1,148
Morgan Stanley & Co. LLC*	7/19/24	CAD	1,906,165	USD	1,388,145	5,745

The accompanying notes are an integral part of the financial statements.
21

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC*	7/19/24	MXN	1,030,000	USD	58,874	$(2,719)
Morgan Stanley & Co. LLC*	7/19/24	BRL	8,445,028	USD	1,647,138	(139,376)
Morgan Stanley & Co. LLC*	7/19/24	USD	773,966	JPY	118,530,000	35,347
Morgan Stanley & Co. LLC*	7/19/24	USD	897,243	CAD	1,220,000	5,113
						$37,867

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	9/19/24	150	$ 16,399,200	$98,456
U.S. Treasury Ultra Bond	9/19/24	161	19,988,499	191,845
UK Long Gilt	9/26/24	20	2,448,849	17,915
U.S. Treasury Note 5 Year	9/30/24	134	14,225,100	56,369
3 Month SOFR	3/18/25	42	10,038,740	(48,515)
3 Month SOFR	3/17/26	152	36,500,869	(9,469)
				$306,601
Short
Japanese 10 Year Bond	9/12/24	3	$(2,674,608)	$10,800
U.S. Treasury Long Bond	9/19/24	19	(2,266,005)	18,066
U.S. Treasury Ultra 10 Year	9/19/24	30	(3,381,852)	(24,086)
U.S. Treasury Note 2 Year	9/30/24	10	(2,040,223)	(1,965)
				$2,815

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 42†	5.000%	Quarterly	6/20/29	USD	239,800	$ (15,041)	$ (16,786)	$ 1,745

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 42†	1.000%	Quarterly	6/20/29	BBB**	USD	10,693,000	$ 220,190	$ 237,990	$ (17,800)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.650%	Annually	3/18/30	USD	8,213,000	$ (62,035)	$ (202,864)	$ 140,829
Fixed 3.870%	Annually	12-Month USD SOFR	Annually	2/28/31	USD	7,866,000	48,238	(25,502)	73,740
Fixed 4.200%	Annually	12-Month USD SOFR	Annually	4/30/31	USD	10,244,000	(162,790)	(100,465)	(62,325)

The accompanying notes are an integral part of the financial statements.
22

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.050%	Annually	12-Month USD SOFR	Annually	2/15/48	USD	5,948,000	$706,465	$108,100	$598,365
Fixed 3.510%	Annually	12-Month USD SOFR	Annually	3/18/55	USD	2,075,000	39,755	143,831	(104,076)
							$569,633	$(76,900)	$646,533

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI	Maturity	Fixed 10.230%	Maturity	JP Morgan Chase Bank N.A.*	1/02/29	BRL	17,860,000	$ (188,695)	$ —	$ (188,695)

OTC Total Return Swaps

Paid by the Fund				Received by the Fund
Rate/Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR +110BP	USD	1,039,000	Quarterly	JPEIFNTR	7,806	Quarterly	JP Morgan Chase Bank N.A.*	8/01/24	$ (15,395)	$ —	$ (15,395)

*	Contracts are subject to a master netting agreement or similar agreement.
##	Exercise Rate.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††
For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
UYU	Uruguayan Peso

The accompanying notes are an integral part of the financial statements.
23

MML Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 5.3%
AT&T, Inc.	617,600	$11,802,336
Comcast Corp. Class A	337,200	13,204,752
Fox Corp. Class A	32,000	1,099,840
Interpublic Group of Cos., Inc.	32,500	945,425
Omnicom Group, Inc.	20,700	1,856,790
Verizon Communications, Inc.	362,600	14,953,624
		43,862,767
Consumer Discretionary — 8.2%
ADT, Inc.	73,700	560,120
AutoNation, Inc. (a)	7,600	1,211,288
AutoZone, Inc. (a)	1,400	4,149,740
Bath & Body Works, Inc.	19,200	749,760
Best Buy Co., Inc.	18,600	1,567,794
CarMax, Inc. (a)	9,800	718,732
Crocs, Inc. (a)	3,900	569,166
Darden Restaurants, Inc.	10,300	1,558,596
Dick's Sporting Goods, Inc.	2,900	623,065
Dillard's, Inc. Class A (b)	1,100	484,429
DR Horton, Inc.	33,900	4,777,527
eBay, Inc.	43,200	2,320,704
Expedia Group, Inc. (a)	10,900	1,373,291
Ford Motor Co.	370,000	4,639,800
General Motors Co.	110,000	5,110,600
Gentex Corp.	19,900	670,829
Genuine Parts Co.	7,000	968,240
H&R Block, Inc.	12,000	650,760
Lear Corp.	4,400	502,524
Lennar Corp. Class A	26,100	3,911,607
Levi Strauss & Co. Class A	3,411	65,764
Lowe's Cos., Inc.	70,000	15,432,200
MGM Resorts International (a)	27,000	1,199,880
Murphy USA, Inc.	1,700	798,082
NVR, Inc. (a)	250	1,897,140
Penske Automotive Group, Inc.	5,600	834,512
PulteGroup, Inc.	25,000	2,752,500
PVH Corp.	2,600	275,262
Ralph Lauren Corp.	3,550	621,463
Service Corp. International	16,400	1,166,532
Skechers USA, Inc. Class A (a)	10,400	718,848
Tapestry, Inc.	19,800	847,242
Toll Brothers, Inc.	4,300	495,274
Ulta Beauty, Inc. (a)	4,100	1,582,067
Williams-Sonoma, Inc. (b)	5,100	1,440,087
Wynn Resorts Ltd.	9,700	868,150
		68,113,575

	Number of Shares	Value
Consumer Staples — 6.4%
Altria Group, Inc.	148,000	$6,741,400
BJ's Wholesale Club Holdings, Inc. (a)	5,600	491,904
Bunge Global SA	7,600	811,452
Campbell Soup Co.	25,700	1,161,383
Coca-Cola Consolidated, Inc.	620	672,700
Conagra Brands, Inc.	41,200	1,170,904
Dollar General Corp.	18,900	2,499,147
Dollar Tree, Inc. (a)	18,500	1,975,245
General Mills, Inc.	48,600	3,074,436
Ingredion, Inc.	5,700	653,790
Kellanova	29,500	1,701,560
Kimberly-Clark Corp.	26,500	3,662,300
Kraft Heinz Co.	95,300	3,070,566
Kroger Co.	54,200	2,706,206
Philip Morris International, Inc.	133,900	13,568,087
Sysco Corp.	42,900	3,062,631
Target Corp.	39,900	5,906,796
		52,930,507
Energy — 9.5%
Antero Midstream Corp.	41,500	611,710
Baker Hughes Co.	64,500	2,268,465
Cheniere Energy, Inc.	17,300	3,024,559
Chevron Corp.	135,958	21,266,550
ConocoPhillips	96,400	11,026,232
Coterra Energy, Inc.	64,100	1,709,547
Devon Energy Corp.	54,400	2,578,560
EOG Resources, Inc.	55,000	6,922,850
Kinder Morgan, Inc.	191,200	3,799,144
Marathon Oil Corp.	53,515	1,534,275
Marathon Petroleum Corp.	30,300	5,256,444
Murphy Oil Corp.	6,600	272,184
Nov, Inc.	18,800	357,388
Occidental Petroleum Corp.	76,400	4,815,492
Phillips 66	36,500	5,152,705
Range Resources Corp.	17,900	600,187
Valero Energy Corp.	30,200	4,734,152
Williams Cos., Inc.	78,300	3,327,750
		79,258,194
Financials — 29.8%
Aflac, Inc.	51,700	4,617,327
Ally Financial, Inc.	21,500	852,905
American Express Co.	56,900	13,175,195
American Financial Group, Inc.	6,600	811,932
American International Group, Inc.	52,100	3,867,904
Ameriprise Financial, Inc.	8,400	3,588,396
Apollo Global Management, Inc.	44,700	5,277,729

The accompanying notes are an integral part of the financial statements.
24

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arch Capital Group Ltd. (a)	29,600	$2,986,344
Assurant, Inc.	4,000	665,000
Bank of America Corp.	612,900	24,375,033
Bank of New York Mellon Corp.	65,700	3,934,773
Capital One Financial Corp.	27,500	3,807,375
Carlyle Group, Inc.	28,200	1,132,230
Chubb Ltd.	33,200	8,468,656
Cincinnati Financial Corp.	12,300	1,452,630
Citigroup, Inc.	139,400	8,846,324
Citizens Financial Group, Inc.	35,700	1,286,271
Commerce Bancshares, Inc.	10,100	563,378
Corpay, Inc. (a)	5,500	1,465,255
Cullen/Frost Bankers, Inc.	3,900	396,357
Discover Financial Services	21,600	2,825,496
East West Bancorp, Inc.	10,900	798,207
Equitable Holdings, Inc.	32,800	1,340,208
Fidelity National Financial, Inc.	21,400	1,057,588
Fifth Third Bancorp	43,900	1,601,911
First Citizens BancShares, Inc. Class A	1,100	1,851,971
Fiserv, Inc. (a)	39,574	5,898,109
Goldman Sachs Group, Inc.	26,100	11,805,552
Hartford Financial Services Group, Inc.	26,200	2,634,148
Huntington Bancshares, Inc.	113,700	1,498,566
JP Morgan Chase & Co.	211,400	42,757,764
KeyCorp.	42,600	605,346
Loews Corp.	20,200	1,509,748
LPL Financial Holdings, Inc.	5,900	1,647,870
M&T Bank Corp.	10,900	1,649,824
Markel Group, Inc. (a)	940	1,481,121
MetLife, Inc.	66,900	4,695,711
Morgan Stanley	131,400	12,770,766
Northern Trust Corp.	16,000	1,343,680
Old Republic International Corp.	23,200	716,880
PayPal Holdings, Inc. (a)	82,100	4,764,263
PNC Financial Services Group, Inc.	31,200	4,850,976
Primerica, Inc.	2,700	638,766
Principal Financial Group, Inc.	20,700	1,623,915
Prudential Financial, Inc.	29,600	3,468,824
Raymond James Financial, Inc.	16,200	2,002,482
Regions Financial Corp.	71,900	1,440,876
Reinsurance Group of America, Inc.	4,797	984,680
Robinhood Markets, Inc. Class A (a)	30,800	699,468
SEI Investments Co.	10,300	666,307
State Street Corp.	26,600	1,968,400
Stifel Financial Corp.	8,100	681,615
Synchrony Financial	33,600	1,585,584
T. Rowe Price Group, Inc.	17,500	2,017,925

	Number of Shares	Value
Travelers Cos., Inc.	33,400	$6,791,556
Unum Group	15,600	797,316
W. R. Berkley Corp.	20,700	1,626,606
Webster Financial Corp.	13,500	588,465
Wells Fargo & Co.	273,600	16,249,104
Willis Towers Watson PLC	8,100	2,123,334
		247,631,942
Health Care — 15.5%
AbbVie, Inc.	138,600	23,772,672
Amgen, Inc.	41,000	12,810,450
Cardinal Health, Inc.	21,008	2,065,507
Cencora, Inc.	19,800	4,460,940
Centene Corp. (a)	41,900	2,777,970
Cigna Group	25,500	8,429,535
DaVita, Inc. (a)	7,600	1,053,132
Elevance Health, Inc.	23,170	12,554,896
HCA Healthcare, Inc.	31,200	10,023,936
Henry Schein, Inc. (a)	9,800	628,180
Johnson & Johnson	155,200	22,684,032
Labcorp Holdings, Inc.	9,200	1,872,292
McKesson Corp.	15,610	9,116,864
Medtronic PLC	110,500	8,697,455
Molina Healthcare, Inc. (a)	2,900	862,170
Quest Diagnostics, Inc.	13,200	1,806,816
Teleflex, Inc.	4,100	862,353
Tenet Healthcare Corp. (a)	7,700	1,024,331
United Therapeutics Corp. (a)	3,800	1,210,490
Universal Health Services, Inc. Class B	7,100	1,313,003
Viatris, Inc.	102,600	1,090,638
		129,117,662
Industrials — 11.7%
Acuity Brands, Inc.	2,700	651,888
AGCO Corp.	5,550	543,234
Allegion PLC	7,500	886,125
Allison Transmission Holdings, Inc	3,600	273,240
Builders FirstSource, Inc. (a)	11,300	1,564,033
CACI International, Inc. Class A (a)	1,200	516,156
Caterpillar, Inc.	42,100	14,023,510
CSX Corp.	168,400	5,632,980
Cummins, Inc.	11,800	3,267,774
Deere & Co.	21,200	7,920,956
Delta Air Lines, Inc.	29,600	1,404,224
Dover Corp.	9,800	1,768,410
FedEx Corp.	20,200	6,056,768
Fortune Brands Innovations, Inc.	10,800	701,352
Huntington Ingalls Industries, Inc.	3,400	837,522
Johnson Controls International PLC	49,400	3,283,618

The accompanying notes are an integral part of the financial statements.
25

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
L3Harris Technologies, Inc.	16,300	$3,660,654
Leidos Holdings, Inc.	10,249	1,495,124
Lockheed Martin Corp.	20,700	9,668,970
Masco Corp.	24,400	1,626,748
Middleby Corp. (a)	4,100	502,701
Oshkosh Corp.	5,600	605,920
Owens Corning	9,900	1,719,828
PACCAR, Inc.	45,113	4,643,932
Pentair PLC	12,800	981,376
Regal Rexnord Corp.	3,100	419,182
Robert Half, Inc.	7,900	505,442
RTX Corp.	112,900	11,334,031
Science Applications International Corp.	3,100	364,405
Snap-on, Inc.	4,500	1,176,255
Textron, Inc.	21,400	1,837,404
Timken Co.	4,300	344,559
U-Haul Holding Co. (UHAL US) (a) (b)	1,300	80,249
U-Haul Holding Co. (UHAL/B US)	17,000	1,020,340
UFP Industries, Inc.	4,800	537,600
United Airlines Holdings, Inc. (a)	28,300	1,377,078
United Rentals, Inc.	5,730	3,705,763
WESCO International, Inc.	4,400	697,488
		97,636,839
Information Technology — 5.1%
Amkor Technology, Inc.	19,300	772,386
Arrow Electronics, Inc. (a)	7,100	857,396
Cisco Systems, Inc.	159,500	7,577,845
Cognizant Technology Solutions Corp. Class A	42,800	2,910,400
Corning, Inc.	65,600	2,548,560
F5, Inc. (a)	5,000	861,150
Gen Digital, Inc.	53,900	1,346,422
Hewlett Packard Enterprise Co.	122,000	2,582,740
HP, Inc.	121,800	4,265,436
International Business Machines Corp.	62,600	10,826,670
Jabil, Inc.	13,300	1,446,907
Microchip Technology, Inc.	34,800	3,184,200
Skyworks Solutions, Inc.	12,700	1,353,566
TD SYNNEX Corp.	7,500	865,500
Twilio, Inc. Class A (a)	13,500	766,935
		42,166,113
Materials — 3.1%
Amcor PLC	124,500	1,217,610
Berry Global Group, Inc.	9,200	541,420
Celanese Corp.	8,600	1,160,054
CF Industries Holdings, Inc.	14,400	1,067,328

	Number of Shares	Value
Cleveland-Cliffs, Inc. (a)	37,300	$574,047
Commercial Metals Co.	3,800	208,962
Crown Holdings, Inc.	13,200	981,948
Dow, Inc.	60,600	3,214,830
Eagle Materials, Inc.	2,900	630,634
Eastman Chemical Co.	10,100	989,497
Graphic Packaging Holding Co. (b)	26,500	694,565
International Paper Co.	25,400	1,096,010
LyondellBasell Industries NV Class A	28,008	2,679,245
Nucor Corp.	28,800	4,552,704
Olin Corp.	10,002	471,595
PPG Industries, Inc.	8,400	1,057,476
Reliance, Inc.	5,600	1,599,360
Steel Dynamics, Inc.	20,300	2,628,850
US Steel Corp.	17,400	657,720
		26,023,855
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	2,200	451,616
Utilities — 3.7%
CenterPoint Energy, Inc.	32,600	1,009,948
Consolidated Edison, Inc.	29,800	2,664,716
Dominion Energy, Inc.	72,200	3,537,800
Duke Energy Corp.	66,500	6,665,295
Edison International	26,100	1,874,241
Evergy, Inc.	19,800	1,048,806
OGE Energy Corp.	17,261	616,218
Pinnacle West Capital Corp.	9,198	702,543
PPL Corp.	63,500	1,755,775
Public Service Enterprise Group, Inc.	49,100	3,618,670
Sempra	48,300	3,673,698
Southern Co.	44,300	3,436,351
		30,604,061
TOTAL COMMON STOCK (Cost $669,358,096)		817,797,131
TOTAL EQUITIES (Cost $669,358,096)		817,797,131
Exchange-Traded Fund — 1.1%
iShares Russell 1000 Value ETF	54,650	9,534,785
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,479,597)		9,534,785
TOTAL LONG-TERM INVESTMENTS (Cost $678,837,693)		827,331,916

The accompanying notes are an integral part of the financial statements.
26

MML Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$ 4,096,158	$4,096,158
TOTAL SHORT-TERM INVESTMENTS (Cost $4,096,158)		4,096,158
TOTAL INVESTMENTS — 100.0% (Cost $682,933,851) (d)		831,428,074
Other Assets/ (Liabilities) — (0.0)%		(90,809)
NET ASSETS — 100.0%		$831,337,265

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,610,990 or 0.31% of net assets. The Fund received $2,706,105 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $4,096,704. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $4,178,148.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
27

MML Equity Rotation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 100.0%
Common Stock — 100.0%
Communication Services — 3.5%
ESC GCI Liberty, Inc. (a) (b) (c)	2,102	$—
Fox Corp. Class A	4,457	153,187
Fox Corp. Class B	2,410	77,168
Frontier Communications Parent, Inc. (a)	5,476	143,362
IAC, Inc. (a)	1,659	77,724
Interpublic Group of Cos., Inc.	7,480	217,593
Liberty Global Ltd. Class A (a)	3,399	59,245
Liberty Global Ltd. Class C (a)	3,838	68,508
Liberty Media Corp-Liberty SiriusXM Class C (a)	3,289	72,884
Liberty Media Corp.-Liberty Live Class A (a)	438	16,429
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,583	35,063
Match Group, Inc. (a)	5,905	179,394
Nexstar Media Group, Inc.	695	115,377
Omnicom Group, Inc.	2,208	198,058
Paramount Global Class B	6,590	68,470
Playtika Holding Corp.	1,569	12,348
Sirius XM Holdings, Inc. (d)	13,634	38,584
TripAdvisor, Inc. (a)	2,076	36,974
Warner Bros Discovery, Inc. (a)	37,822	281,396
ZoomInfo Technologies, Inc. (a)	6,961	88,892
		1,940,656
Consumer Discretionary — 16.5%
ADT, Inc.	6,470	49,172
Advance Auto Parts, Inc.	1,328	84,102
Aptiv PLC (a)	3,378	237,879
Aramark	5,841	198,711
AutoNation, Inc. (a)	575	91,644
Bath & Body Works, Inc.	3,824	149,327
Best Buy Co., Inc.	4,562	384,531
BorgWarner, Inc.	5,130	165,391
Boyd Gaming Corp.	1,532	84,413
Brunswick Corp.	1,506	109,592
Caesars Entertainment, Inc. (a)	4,798	190,673
Capri Holdings Ltd. (a)	1,368	45,253
CarMax, Inc. (a)	3,507	257,203
Carnival Corp. (a)	17,954	336,099
Carter’s, Inc.	800	49,576
Carvana Co. (a)	1,049	135,027
Choice Hotels International, Inc.	222	26,418
Columbia Sportswear Co.	742	58,677
Crocs, Inc. (a)	1,245	181,695

	Number of Shares	Value
Darden Restaurants, Inc.	958	$144,965
Dick’s Sporting Goods, Inc.	684	146,957
Dillard’s, Inc. Class A	69	30,387
Etsy, Inc. (a)	1,647	97,140
Expedia Group, Inc. (a)	2,821	355,418
Five Below, Inc. (a)	606	66,036
Gap, Inc.	4,477	106,956
Gentex Corp.	2,358	79,488
Genuine Parts Co.	1,561	215,918
Grand Canyon Education, Inc. (a)	330	46,170
H&R Block, Inc.	3,095	167,842
Harley-Davidson, Inc.	2,699	90,524
Kohl’s Corp.	2,464	56,647
Lear Corp.	1,259	143,790
Leggett & Platt, Inc.	2,966	33,990
Lithia Motors, Inc.	604	152,480
LKQ Corp.	5,936	246,878
Macy’s, Inc.	6,109	117,293
Marriott Vacations Worldwide Corp.	776	67,760
Mattel, Inc. (a)	7,642	124,259
MGM Resorts International (a)	5,440	241,754
Mohawk Industries, Inc. (a)	1,184	134,491
Murphy USA, Inc.	420	197,173
Newell Brands, Inc.	9,253	59,312
Nordstrom, Inc.	2,231	47,342
Norwegian Cruise Line Holdings Ltd. (a)	9,548	179,407
Ollie’s Bargain Outlet Holdings, Inc. (a)	633	62,142
Penn Entertainment, Inc. (a)	3,360	65,033
Penske Automotive Group, Inc.	412	61,396
Polaris, Inc.	1,165	91,231
PulteGroup, Inc.	1,789	196,969
PVH Corp.	1,278	135,302
Ralph Lauren Corp.	859	150,377
RH (a)	156	38,133
Service Corp. International	1,577	112,172
Skechers USA, Inc. Class A (a)	2,590	179,021
Tapestry, Inc.	5,108	218,571
Tempur Sealy International, Inc.	1,889	89,425
Thor Industries, Inc.	1,134	105,972
Toll Brothers, Inc.	2,314	266,527
Travel & Leisure Co.	1,527	68,684
Ulta Beauty, Inc. (a)	393	151,647
Under Armour, Inc. Class A (a)	4,208	28,067
Under Armour, Inc. Class C (a)	4,318	28,197
Vail Resorts, Inc.	506	91,146
Valvoline, Inc. (a)	2,881	124,459

The accompanying notes are an integral part of the financial statements.
28

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VF Corp.	7,805	$105,367
Wendy’s Co.	3,848	65,262
Whirlpool Corp.	1,180	120,596
Wyndham Hotels & Resorts, Inc.	915	67,710
Wynn Resorts Ltd.	2,218	198,511
YETI Holdings, Inc. (a)	1,900	72,485
		9,080,162
Consumer Staples — 7.5%
Albertsons Cos., Inc. Class A	9,322	184,110
Archer-Daniels-Midland Co.	5,700	344,565
BJ’s Wholesale Club Holdings, Inc. (a)	2,942	258,425
Boston Beer Co., Inc. Class A (a)	155	47,283
Bunge Global SA	3,142	335,471
Campbell Soup Co.	3,327	150,347
Casey’s General Stores, Inc.	744	283,881
Coca-Cola Consolidated, Inc.	131	142,135
Conagra Brands, Inc.	6,446	183,195
Coty, Inc. Class A (a)	5,552	55,631
Darling Ingredients, Inc. (a)	3,536	129,948
Flowers Foods, Inc.	4,180	92,796
Grocery Outlet Holding Corp. (a)	2,162	47,824
Ingredion, Inc.	1,462	167,691
J. M. Smucker Co.	927	101,080
Lamb Weston Holdings, Inc.	1,853	155,800
Molson Coors Beverage Co. Class B	3,904	198,440
Performance Food Group Co. (a)	3,409	225,369
Pilgrim’s Pride Corp. (a)	920	35,411
Post Holdings, Inc. (a)	1,102	114,784
Reynolds Consumer Products, Inc.	1,213	33,940
Seaboard Corp.	6	18,965
Spectrum Brands Holdings, Inc.	654	56,198
Tyson Foods, Inc. Class A	5,603	320,155
US Foods Holding Corp (a)	5,110	270,728
Walgreens Boots Alliance, Inc.	13,247	160,223
		4,114,395
Energy — 7.2%
Antero Midstream Corp.	5,970	87,998
APA Corp.	8,072	237,640
Chesapeake Energy Corp. (d)	2,928	240,652
Chord Energy Corp.	1,378	231,063
Civitas Resources, Inc.	2,229	153,801
Coterra Energy, Inc.	8,886	236,990
Devon Energy Corp.	6,256	296,534
DT Midstream, Inc. (a)	2,158	153,283
EQT Corp.	7,899	292,105
HF Sinclair Corp.	3,614	192,771
Marathon Oil Corp.	12,743	365,342

	Number of Shares	Value
Matador Resources Co.	2,622	$156,271
New Fortress Energy, Inc. (d)	1,452	31,915
Nov, Inc.	8,783	166,965
Ovintiv, Inc.	5,983	280,423
Permian Resources Corp.	14,897	240,586
Range Resources Corp.	5,288	177,307
Southwestern Energy Co. (a)	24,465	164,649
Viper Energy, Inc.	2,037	76,449
Weatherford International PLC (a)	1,436	175,838
		3,958,582
Financials — 21.8%
Affiliated Managers Group, Inc.	713	111,392
Ally Financial, Inc.	6,122	242,860
American Financial Group, Inc.	1,601	196,955
Assurant, Inc.	1,160	192,850
Assured Guaranty Ltd.	1,182	91,191
Axis Capital Holdings Ltd.	1,732	122,366
Bank OZK	2,371	97,211
BOK Financial Corp.	363	33,265
Cincinnati Financial Corp.	1,931	228,051
Citizens Financial Group, Inc.	9,455	340,664
CNA Financial Corp.	490	22,574
Columbia Banking System, Inc.	4,651	92,508
Comerica, Inc.	2,957	150,925
Commerce Bancshares, Inc.	1,484	82,778
Corebridge Financial, Inc.	4,781	139,223
Credit Acceptance Corp. (a)	139	71,541
Cullen/Frost Bankers, Inc.	1,302	132,322
Discover Financial Services	2,180	285,166
East West Bancorp, Inc.	3,077	225,329
Equitable Holdings, Inc.	3,190	130,343
Euronet Worldwide, Inc. (a)	964	99,774
Everest Group Ltd.	960	365,779
Fidelity National Financial, Inc.	5,789	286,092
Fifth Third Bancorp	6,135	223,866
First American Financial Corp.	2,229	120,255
First Citizens BancShares, Inc. Class A	161	271,061
First Hawaiian, Inc.	2,841	58,979
First Horizon Corp.	12,176	192,016
FNB Corp.	7,934	108,537
Franklin Resources, Inc.	4,273	95,502
Globe Life, Inc.	2,069	170,237
Hanover Insurance Group, Inc.	796	99,850
Huntington Bancshares, Inc.	16,374	215,809
Interactive Brokers Group, Inc. Class A	2,317	284,064
Invesco Ltd.	5,897	88,219
Janus Henderson Group PLC	2,852	96,141

The accompanying notes are an integral part of the financial statements.
29

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KeyCorp.	20,646	$293,380
Kinsale Capital Group, Inc.	165	63,571
Loews Corp.	3,921	293,056
M&T Bank Corp.	1,556	235,516
Markel Group, Inc. (a)	144	226,895
MGIC Investment Corp.	5,950	128,222
Northern Trust Corp.	2,876	241,526
Old Republic International Corp.	5,619	173,627
OneMain Holdings, Inc.	2,518	122,098
Pinnacle Financial Partners, Inc.	1,691	135,348
Popular, Inc.	1,591	140,692
Primerica, Inc.	610	144,314
Principal Financial Group, Inc.	2,984	234,095
Prosperity Bancshares, Inc.	1,941	118,673
Regions Financial Corp.	13,943	279,418
Reinsurance Group of America, Inc.	1,465	300,721
RenaissanceRe Holdings Ltd.	1,157	258,601
Rithm Capital Corp.	10,768	117,479
RLI Corp.	386	54,306
Rocket Cos., Inc. Class A (a)	3,087	42,292
Shift4 Payments, Inc. Class A (a)	1,303	95,575
SLM Corp.	4,233	88,004
Starwood Property Trust, Inc. (d)	5,145	97,446
Stifel Financial Corp.	1,464	123,196
Synchrony Financial	8,946	422,162
Synovus Financial Corp.	3,255	130,818
TPG, Inc.	1,874	77,677
Unum Group	4,257	217,575
UWM Holdings Corp. (d)	2,104	14,581
Virtu Financial, Inc. Class A	1,840	41,308
Voya Financial, Inc.	2,260	160,799
W. R. Berkley Corp.	1,767	138,851
Webster Financial Corp.	3,807	165,947
Western Alliance Bancorp	1,120	70,358
Western Union Co.	7,542	92,163
WEX, Inc. (a)	686	121,518
White Mountains Insurance Group Ltd.	56	101,777
Wintrust Financial Corp.	1,368	134,830
XP, Inc. Class A	9,101	160,087
Zions Bancorp NA	3,226	139,912
		11,964,109
Health Care — 6.3%
Amedisys, Inc. (a)	375	34,425
Cardinal Health, Inc.	3,683	362,112
Charles River Laboratories International, Inc. (a)	475	98,125
DaVita, Inc. (a)	1,125	155,891

	Number of Shares	Value
Encompass Health Corp.	1,838	$157,682
Envista Holdings Corp. (a)	1,984	32,994
Fortrea Holdings, Inc. (a)	1,995	46,563
Henry Schein, Inc. (a)	2,850	182,685
Jazz Pharmaceuticals PLC (a)	1,357	144,833
Molina Healthcare, Inc. (a)	1,262	375,193
Organon & Co.	5,739	118,797
Perrigo Co. PLC	3,023	77,631
Premier, Inc. Class A	2,655	49,569
Quest Diagnostics, Inc.	1,176	160,971
Quidelortho Corp. (a)	1,202	39,930
Roivant Sciences Ltd. (a)	4,487	47,428
Royalty Pharma PLC Class A	8,730	230,210
Solventum Corp. (a)	3,092	163,505
Tenet Healthcare Corp. (a)	2,163	287,744
United Therapeutics Corp. (a)	556	177,114
Universal Health Services, Inc. Class B	1,291	238,745
Viatris, Inc.	26,476	281,440
		3,463,587
Industrials — 15.0%
A.O. Smith Corp.	1,429	116,864
Acuity Brands, Inc.	459	110,821
AECOM	1,772	156,184
AGCO Corp.	1,388	135,857
Air Lease Corp.	2,326	110,555
Alaska Air Group, Inc. (a)	2,799	113,080
Allegion PLC	788	93,102
Allison Transmission Holdings, Inc.	1,950	148,005
American Airlines Group, Inc. (a) (d)	14,601	165,429
Ardagh Group SA (a) (b) (c) (d)	463	1,953
Armstrong World Industries, Inc.	449	50,845
Avis Budget Group, Inc. (d)	384	40,136
Builders FirstSource, Inc. (a)	1,882	260,488
C.H. Robinson Worldwide, Inc.	2,559	225,499
CACI International, Inc. Class A (a)	492	211,624
CNH Industrial NV	19,473	197,261
Concentrix Corp.	1,059	67,014
Core & Main, Inc. Class A (a)	2,711	132,676
Delta Air Lines, Inc.	5,642	267,656
Donaldson Co., Inc.	1,213	86,802
Dun & Bradstreet Holdings, Inc.	6,746	62,468
Esab Corp.	636	60,057
Flowserve Corp.	1,762	84,752
Fortune Brands Innovations, Inc.	2,782	180,663
Gates Industrial Corp. PLC (a)	4,571	72,267

The accompanying notes are an integral part of the financial statements.
30

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genpact Ltd.	3,918	$126,120
GXO Logistics, Inc. (a)	2,618	132,209
Hayward Holdings, Inc. (a)	1,649	20,283
Huntington Ingalls Industries, Inc.	881	217,017
Jacobs Solutions, Inc.	1,126	157,313
JB Hunt Transport Services, Inc.	1,072	171,520
Kirby Corp. (a)	711	85,128
Knight-Swift Transportation Holdings, Inc.	3,490	174,221
Landstar System, Inc.	774	142,788
Lincoln Electric Holdings, Inc.	501	94,509
ManpowerGroup, Inc.	1,066	74,407
Masco Corp.	2,600	173,342
MasTec, Inc. (a)	1,273	136,198
MDU Resources Group, Inc.	4,530	113,703
Middleby Corp. (a)	1,188	145,661
MSC Industrial Direct Co., Inc. Class A	1,024	81,213
Oshkosh Corp.	1,455	157,431
Owens Corning	1,461	253,805
Parsons Corp. (a)	936	76,574
Robert Half, Inc.	2,280	145,874
Ryder System, Inc.	961	119,049
Schneider National, Inc. Class B	1,047	25,296
Science Applications International Corp.	1,140	134,007
Sensata Technologies Holding PLC	1,660	62,067
Simpson Manufacturing Co., Inc.	530	89,321
SiteOne Landscape Supply, Inc. (a)	395	47,957
Snap-on, Inc.	580	151,606
Southwest Airlines Co.	13,328	381,314
Stanley Black & Decker, Inc.	1,598	127,664
Textron, Inc.	2,309	198,251
Timken Co.	1,441	115,467
Toro Co.	1,025	95,848
U-Haul Holding Co. (UHAL US) (a)	172	10,618
U-Haul Holding Co. (UHAL/B US)	992	59,540
United Airlines Holdings, Inc. (a)	7,303	355,364
Valmont Industries, Inc.	431	118,288
Vestis Corp.	2,933	35,871
WESCO International, Inc.	973	154,240
WillScot Mobile Mini Holdings Corp. (a)	2,919	109,871
		8,223,013

	Number of Shares	Value
Information Technology — 6.3%
Amdocs Ltd.	2,555	$201,641
Amkor Technology, Inc.	2,515	100,650
Arrow Electronics, Inc. (a)	1,201	145,033
Avnet, Inc.	2,003	103,135
Ciena Corp. (a)	1,504	72,463
Cirrus Logic, Inc. (a)	1,199	153,064
Crane NXT Co.	1,093	67,132
Dropbox, Inc. Class A (a)	5,546	124,619
DXC Technology Co. (a)	4,047	77,257
EPAM Systems, Inc. (a)	985	185,288
Gen Digital, Inc.	10,140	253,297
Hewlett Packard Enterprise Co.	28,948	612,829
IPG Photonics Corp. (a)	634	53,503
Jabil, Inc.	2,620	285,030
Kyndryl Holdings, Inc. (a)	5,071	133,418
Littelfuse, Inc.	339	86,645
RingCentral, Inc. Class A (a)	1,833	51,691
Skyworks Solutions, Inc.	3,583	381,876
TD SYNNEX Corp.	1,681	193,987
Teradata Corp. (a)	2,164	74,788
Vontier Corp.	3,445	131,599
		3,488,945
Materials — 8.4%
Albemarle Corp.	2,617	249,976
Amcor PLC	28,660	280,295
Ashland, Inc.	611	57,733
ATI, Inc. (a)	1,258	69,756
Axalta Coating Systems Ltd. (a)	3,632	124,105
Berry Global Group, Inc.	2,584	152,068
Celanese Corp.	2,305	310,921
CF Industries Holdings, Inc.	4,176	309,525
Chemours Co.	3,325	75,045
Cleveland-Cliffs, Inc. (a)	10,440	160,672
Crown Holdings, Inc.	2,608	194,009
Eagle Materials, Inc.	480	104,381
Eastman Chemical Co.	2,609	255,604
Element Solutions, Inc.	2,058	55,813
FMC Corp.	2,778	159,874
Graphic Packaging Holding Co.	6,783	177,782
Huntsman Corp.	3,645	82,997
International Paper Co.	5,891	254,197
Mosaic Co.	7,136	206,230
NewMarket Corp.	150	77,336
Olin Corp.	2,664	125,608
Reliance, Inc.	951	271,606
Sealed Air Corp.	3,245	112,894
Silgan Holdings, Inc.	1,849	78,268
Sonoco Products Co.	2,184	110,772

The accompanying notes are an integral part of the financial statements.
31

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Steel Dynamics, Inc.	2,855	$369,722
US Steel Corp.	4,970	187,866
		4,615,055
Real Estate — 2.6%
Boston Properties, Inc.	2,286	140,726
Brixmor Property Group, Inc.	3,973	91,737
Cousins Properties, Inc.	2,470	57,180
EPR Properties	1,667	69,981
Highwoods Properties, Inc.	2,326	61,104
Host Hotels & Resorts, Inc.	11,135	200,207
Jones Lang LaSalle, Inc. (a)	1,054	216,365
Kilroy Realty Corp.	2,607	81,260
National Storage Affiliates Trust	1,598	65,870
NNN REIT, Inc.	2,059	87,713
Park Hotels & Resorts, Inc.	4,632	69,387
Rayonier, Inc.	1,852	53,875
Vornado Realty Trust	3,716	97,694
WP Carey, Inc.	2,046	112,632
		1,405,731
Utilities — 4.9%
AES Corp.	14,057	246,982
Ameren Corp.	2,704	192,281
Atmos Energy Corp.	2,273	265,145
Avangrid, Inc.	801	28,460
Brookfield Renewable Corp. Class A (d)	1,575	44,699
CenterPoint Energy, Inc.	9,022	279,502
Clearway Energy, Inc. Class A	773	17,516
Clearway Energy, Inc. Class C	1,828	45,133
Entergy Corp.	2,879	308,053
Essential Utilities, Inc.	2,645	98,738
Evergy, Inc.	4,882	258,600
IDACORP, Inc.	829	77,221
National Fuel Gas Co.	2,032	110,114
NiSource, Inc.	8,245	237,538
OGE Energy Corp.	4,459	159,186
Pinnacle West Capital Corp.	2,533	193,471
UGI Corp.	4,680	107,172
		2,669,811
TOTAL COMMON STOCK (Cost $54,055,633)		54,924,046
TOTAL EQUITIES (Cost $54,055,633)		54,924,046
TOTAL LONG-TERM INVESTMENTS (Cost $54,055,633)		54,924,046

	Number of Shares	Value
Short-Term Investments — 0.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	85,345	$85,345
TOTAL SHORT-TERM INVESTMENTS (Cost $85,345)		85,345
TOTAL INVESTMENTS — 100.2% (Cost $54,140,978) (f)		55,009,391
Other Assets/ (Liabilities) — (0.2)%		(93,494)
NET ASSETS — 100.0%		$54,915,897

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $1,953 or 0.00% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $577,269 or 1.05% of net assets. The Fund received $527,750 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
32

MML High Yield Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 94.9%
Bank Loans — 9.2%
Aerospace & Defense — 0.2%
Barnes Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 9/03/30	$ 85,433	$85,540
Chemicals — 2.0%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.346% VRN 12/29/27	548,834	456,218
LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 10/15/28	398,184	397,188
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.706% VRN 4/23/29	156,683	152,766
		1,006,172
Commercial Services — 0.3%
APi Group DE, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 1/03/29	153,640	153,461
Computers — 0.8%
McAfee, LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 3/01/29	259,340	258,733
Vision Solutions, Inc., 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.250% 9.591% VRN 4/24/28	166,909	163,571
		422,304
Diversified Financial Services — 0.5%
Aretec Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 8/09/30	254,668	255,466
Health Care - Services — 0.8%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000%
7.458% VRN 2/22/28	225,562	225,336
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.056% VRN 11/16/28	113,667	114,207

	Principal Amount	Value
Radiology Partners, Inc., 2024 Extended Term Loan B,
0.000% 1/31/29 (a)	$ 52,756	$ 49,855
		389,398
Lodging — 0.3%
Four Seasons Hotels Ltd., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000% 7.344% VRN 11/30/29	178,069	178,637
Media — 0.7%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.844% VRN 6/30/28	305,939	306,798
Sinclair Television Group, Inc., Term Loan B2B, 0.000% 9/30/26 (a)	82,639	76,837
		383,635
Pipelines — 0.8%
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.086% VRN 12/21/28	127,500	127,287
ITT Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.444% VRN 10/11/30	148,197	148,243
Waterbridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
9.826% VRN 5/10/29	133,631	134,188
		409,718
Retail — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
7.094% VRN 9/20/30	201,894	201,169
Software — 2.2%
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.344% VRN 12/29/28 (a)	500,330	500,775
Cloud Software Group, Inc., 2024 USD Term Loan B, 2 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
9.335% VRN 3/30/29	255,000	254,617
SS&C Technologies Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 5/09/31	105,071	105,189

The accompanying notes are an integral part of the financial statements.
33

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.576% VRN 2/10/31	$ 199,793	$ 200,442
Veritas US, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.458% VRN 9/01/25	56,060	48,624
		1,109,647
Telecommunications — 0.2%
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560% 11.904% VRN 4/15/29 (a)	49,817	48,704
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560% 11.904% VRN 4/15/30 (a)	50,183	48,803
		97,507
TOTAL BANK LOANS (Cost $4,691,050)		4,692,654
Corporate Debt — 85.7%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	92,000	96,320
7.500% 6/01/29 (b)	61,000	50,973
7.875% 4/01/30 (b)	100,000	100,654
Stagwell Global LLC
5.625% 8/15/29 (b)	220,000	203,196
		451,143
Aerospace & Defense — 1.7%
Boeing Co.
6.388% 5/01/31 (b)	48,000	48,867
6.528% 5/01/34 (b)	126,000	129,011
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	278,000	306,666
TransDigm, Inc.
4.625% 1/15/29	239,700	223,650
4.875% 5/01/29	18,000	16,860
Triumph Group, Inc.
9.000% 3/15/28 (b)	132,000	138,368
		863,422
Airlines — 1.6%
Allegiant Travel Co.
7.250% 8/15/27 (b)	256,000	243,632
American Airlines, Inc.
8.500% 5/15/29 (b)	195,000	202,598
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	271,022	257,867

	Principal Amount	Value
United Airlines, Inc.
4.375% 4/15/26 (b)	$ 122,000	$ 117,853
		821,950
Auto Manufacturers — 0.4%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	172,000	178,190

Auto Parts & Equipment — 0.5%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	277,000	269,403

Building Materials — 1.9%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.625% 12/15/30 (b)	326,000	328,544
Knife River Corp.
7.750% 5/01/31 (b)	152,000	158,840
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (b)	240,000	243,997
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (b)	211,000	223,855
		955,236
Chemicals — 4.0%
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	595,000	505,882
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	294,000	278,256
Methanex Corp.
5.125% 10/15/27	144,000	138,899
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	326,000	296,553
6.250% 10/01/29 (b) (c)	459,000	418,980
Polar US Borrower LLC/Schenectady International Group, Inc., (Acquired 4/17/24, Cost $90,815),
6.750% 5/15/26 (b) (d)	185,000	51,800
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b)	371,000	339,558
		2,029,928
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	290,000	300,875
Commercial Services — 1.6%
Alta Equipment Group, Inc.
9.000% 6/01/29 (b)	126,000	116,891
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	77,000	32,479

The accompanying notes are an integral part of the financial statements.
34

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	$ 254,000	$ 250,298
PROG Holdings, Inc.
6.000% 11/15/29 (b)	425,700	404,366
		804,034
Computers — 0.3%
Fortress Intermediate 3, Inc.
7.500% 6/01/31 (b)	127,000	130,118
Cosmetics & Personal Care — 0.5%
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	280,000	257,409
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	243,000	214,173
Diversified Financial Services — 6.1%
Aretec Group, Inc.
10.000% 8/15/30 (b)	144,000	156,613
Coinbase Global, Inc.
3.375% 10/01/28 (b)	38,000	32,580
3.625% 10/01/31 (b)	50,000	40,090
GGAM Finance Ltd.
8.000% 2/15/27 (b)	248,000	256,165
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	773,839	744,949
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	380,000	374,205
9.500% 2/15/29 (b)	244,000	251,521
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	119,000	125,806
8.375% 5/01/28 (b)	106,000	111,721
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	339,000	293,077
PRA Group, Inc.
5.000% 10/01/29 (b)	583,000	499,263
7.375% 9/01/25 (b)	231,000	231,266
		3,117,256
Electric — 3.6%
PG&E Corp.
5.000% 7/01/28	497,000	478,185
Pike Corp.
5.500% 9/01/28 (b)	593,000	568,983
8.625% 1/31/31 (b)	140,000	148,305
Talen Energy Supply LLC
8.625% 6/01/30 (b)	592,000	631,204
		1,826,677

	Principal Amount	Value
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (b)	$ 142,000	$ 128,460
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	360,000	316,876
Engineering & Construction — 2.1%
Arcosa, Inc.
4.375% 4/15/29 (b)	273,000	253,515
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	377,000	354,898
7.500% 4/15/32 (b)	140,000	137,321
MasTec, Inc.
4.500% 8/15/28 (b)	235,000	224,169
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	117,000	119,048
		1,088,951
Entertainment — 0.9%
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	260,000	249,165
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	136,000	126,683
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.000% 8/01/30 (b)	88,000	90,310
		466,158
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	116,000	110,262
Food — 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% 2/15/30 (b)	127,000	120,015
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	527,000	454,948
Pilgrim’s Pride Corp.
4.250% 4/15/31 (b)	283,000	257,568
		832,531
Hand & Machine Tools — 1.5%
Regal Rexnord Corp.
6.400% 4/15/33	741,800	758,999

The accompanying notes are an integral part of the financial statements.
35

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care - Products — 0.5%
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	$ 43,000	$43,487
Neogen Food Safety Corp.
8.625% 7/20/30 (b) (c)	217,000	234,271
		277,758
Health Care - Services — 4.7%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	108,000	84,913
5.250% 5/15/30 (b)	422,000	347,936
6.000% 1/15/29 (b)	141,000	124,433
LifePoint Health, Inc.
9.875% 8/15/30 (b)	274,000	292,200
10.000% 6/01/32 (b)	174,000	177,900
11.000% 10/15/30 (b)	129,000	142,128
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	182,000	171,305
Radiology Partners, Inc.
7.775% 1/31/29 (b)	149,531	140,185
9.781% 2/15/30 (b)	515,306	412,245
Tenet Healthcare Corp.
4.375% 1/15/30	165,000	152,948
5.125% 11/01/27	179,000	175,175
6.125% 10/01/28 (c)	152,000	151,240
		2,372,608
Home Builders — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	183,000	164,875
Mattamy Group Corp.
4.625% 3/01/30 (b)	687,000	635,041
		799,916
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (c)	36,000	35,501
6.875% STEP 4/01/36	56,000	50,134
		85,635
Insurance — 0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	430,269	431,048
Internet — 0.5%
Getty Images, Inc.
9.750% 3/01/27 (b)	247,000	247,492

	Principal Amount	Value
Investment Companies — 1.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b)	$ 212,000	$207,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	735,000	729,197
		936,735
Leisure Time — 3.6%
Carnival Corp.
5.750% 3/01/27 (b)	205,000	202,524
6.000% 5/01/29 (b)	288,000	284,492
7.000% 8/15/29 (b)	24,000	24,878
NCL Corp. Ltd.
5.875% 3/15/26 (b)	118,000	116,658
5.875% 2/15/27 (b)	49,000	48,360
8.375% 2/01/28 (b)	100,000	104,494
NCL Finance Ltd.
6.125% 3/15/28 (b)	94,000	92,828
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (b)	266,000	263,042
5.500% 4/01/28 (b)	121,000	119,457
Sabre GLBL, Inc.
8.625% 6/01/27 (b)	358,000	329,813
Sabre Global, Inc., Convertible,
7.320% 8/01/26	60,000	55,140
Viking Cruises Ltd.
7.000% 2/15/29 (b)	175,000	175,932
		1,817,618
Lodging — 1.5%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.625% 1/15/32 (b)	117,000	117,548
MGM Resorts International
6.500% 4/15/32	127,500	126,911
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	155,000	154,014
Travel & Leisure Co.
6.625% 7/31/26 (b)	213,000	214,610
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	133,000	123,988
		737,071
Media — 4.7%
Altice Financing SA
5.000% 1/15/28 (b)	152,000	115,585
5.750% 8/15/29 (b)	17,000	12,343

The accompanying notes are an integral part of the financial statements.
36

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	$ 196,000	$160,022
4.250% 1/15/34 (b)	486,000	368,902
4.500% 5/01/32	95,000	76,515
CSC Holdings LLC
5.750% 1/15/30 (b)	146,000	55,107
7.500% 4/01/28 (b)	75,000	39,804
11.750% 1/31/29 (b)	232,000	197,862
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (b)	120,000	50,653
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	434,000	408,215
DISH DBS Corp.
5.125% 6/01/29	105,000	41,581
7.375% 7/01/28	78,000	33,172
DISH Network Corp.
11.750% 11/15/27 (b)	112,000	109,816
Gray Television, Inc.
5.375% 11/15/31 (b)	98,000	55,554
7.000% 5/15/27 (b) (c)	24,000	22,097
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	177,000	165,767
McGraw-Hill Education, Inc.
5.750% 8/01/28 (b)	112,000	108,001
Time Warner Cable Enterprises LLC
8.375% 7/15/33	112,000	123,741
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	277,000	246,476
		2,391,213
Mining — 1.2%
Constellium SE
3.750% 4/15/29 (b)	300,000	271,988
Novelis Corp.
3.250% 11/15/26 (b)	48,000	45,168
3.875% 8/15/31 (b)	341,000	295,232
		612,388
Miscellaneous - Manufacturing — 0.5%
Amsted Industries, Inc.
4.625% 5/15/30 (b)	64,000	58,721
5.625% 7/01/27 (b)	175,000	172,102
		230,823
Oil & Gas — 4.0%
Apache Corp.
4.750% 4/15/43 (c)	65,000	52,000
5.100% 9/01/40	130,000	110,936

	Principal Amount	Value
5.350% 7/01/49	$ 197,000	$ 164,928
CVR Energy, Inc.
5.750% 2/15/28 (b)	134,000	124,253
Hilcorp Energy I LP/Hilcorp Finance Co.
6.875% 5/15/34 (b)	250,000	247,296
Nabors Industries, Inc.
7.375% 5/15/27 (b)	87,000	88,496
Occidental Petroleum Corp.
6.200% 3/15/40	397,000	397,774
6.950% 7/01/24	42,000	42,000
Parkland Corp.
4.625% 5/01/30 (b)	105,000	95,765
5.875% 7/15/27 (b)	269,000	265,473
Sunoco LP/Sunoco Finance Corp.
6.000% 4/15/27	99,000	98,871
7.000% 9/15/28 (b)	67,000	68,675
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	19,575	19,550
Transocean, Inc.
8.250% 5/15/29 (b)	132,000	132,327
8.500% 5/15/31 (b)	132,000	132,057
		2,040,401
Oil & Gas Services — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (b)	243,000	251,806
Packaging & Containers — 2.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b) (c)	157,000	132,862
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	272,000	266,194
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	209,000	197,435
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (b)	312,000	318,237
9.250% 4/15/27 (b)	446,000	446,286
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	72,000	78,639
		1,439,653
Pharmaceuticals — 3.5%
1375209 BC Ltd.
9.000% 1/30/28 (b)	535,000	514,444
AdaptHealth LLC
5.125% 3/01/30 (b)	365,000	319,286
Bausch Health Cos., Inc.
4.875% 6/01/28 (b) (c)	215,000	160,897

The accompanying notes are an integral part of the financial statements.
37

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 11/01/25 (b)	$ 109,000	$ 101,537
14.000% 10/15/30 (b)	47,000	36,190
Grifols SA
4.750% 10/15/28 (b) (c)	293,000	252,852
Herbalife Ltd., Convertible,
4.250% 6/15/28 (b)	50,000	45,900
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	134,000	131,605
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	31,000	21,477
12.250% 4/15/29 (b)	118,000	117,617
Organon & Co./Organon Foreign Debt Co.-Issuer BV
6.750% 5/15/34 (b)	92,000	91,873
		1,793,678
Pipelines — 7.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250% 7/15/32 (b)	77,000	79,167
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	565,000	535,578
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83	150,000	150,146
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (e)	100,000	98,635
5 yr. CMT + 5.306% 7.125% VRN (e)	89,000	88,158
EnLink Midstream Partners LP
5.450% 6/01/47	52,000	45,113
5.600% 4/01/44	257,000	227,945
EQM Midstream Partners LP
6.000% 7/01/25 (b)	67,000	67,013
6.375% 4/01/29 (b)	137,000	138,385
6.500% 7/01/27 (b)	151,000	152,621
Flex Intermediate Holdco LLC
3.363% 6/30/31 (b)	293,000	243,794
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% 5/15/32	51,000	51,486
8.000% 1/15/27	300,000	306,738
8.250% 1/15/29	25,000	25,808
8.875% 4/15/30	105,000	110,452
Harvest Midstream I LP
7.500% 9/01/28 (b)	389,000	395,224
Hess Midstream Operations LP
6.500% 6/01/29 (b)	56,000	56,771

	Principal Amount	Value
ITT Holdings LLC
6.500% 8/01/29 (b)	$ 524,000	$ 474,747
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (b)	77,000	78,456
8.375% 2/15/32 (b)	137,000	139,109
Northriver Midstream Finance LP
6.750% 7/15/32 (b) (f)	105,000	105,184
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (b)	171,000	171,428
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	133,000	121,128
4.125% 8/15/31 (b)	152,000	136,400
		3,999,486
Private Equity — 0.8%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (b)	105,000	99,009
8.000% 6/15/27 (b)	286,000	297,337
		396,346
Real Estate Investment Trusts (REITS) — 1.4%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	104,000	91,118
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (b)	22,000	19,356
RHP Hotel Properties LP/RHP Finance Corp.
6.500% 4/01/32 (b)	165,000	165,012
RLJ Lodging Trust LP
4.000% 9/15/29 (b)	284,000	250,837
Service Properties Trust
8.375% 6/15/29	172,000	169,077
		695,400
Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc.
6.125% 6/15/29 (b)	211,000	211,765
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	96,571
6.875% 11/01/35	222,000	223,893
BlueLinx Holdings, Inc.
6.000% 11/15/29 (b)	199,000	185,062
Carvana Co.
14.000% 6/01/31 (b)	9,000	10,122
CEC Entertainment LLC
6.750% 5/01/26 (b)	107,000	106,133

The accompanying notes are an integral part of the financial statements.
38

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (b)	$ 78,000	$72,452
7.750% 2/15/29 (b)	141,000	137,315
Raising Cane’s Restaurants LLC
9.375% 5/01/29 (b)	39,000	42,121
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375% 9/30/26 (b)	258,000	253,492
Staples, Inc.
10.750% 9/01/29 (b)	111,000	105,486
12.750% 1/15/30 (b)	78,198	60,843
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	192,000	172,904
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	285,000	261,537
		1,939,696
Software — 1.3%
Cloud Software Group, Inc.
6.500% 3/31/29 (b)	208,000	199,745
8.250% 6/30/32 (b)	60,000	61,155
9.000% 9/30/29 (b)	152,000	147,473
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b)	88,000	85,833
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	198,000	171,218
		665,424
Telecommunications — 5.0%
C&W Senior Finance Ltd.
6.875% 9/15/27 (b)	267,000	256,178
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (b)	403,000	388,956
Consolidated Communications, Inc.
5.000% 10/01/28 (b)	245,000	202,646
6.500% 10/01/28 (b)	112,000	95,716
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	964,000	838,643
Hughes Satellite Systems Corp.
5.250% 8/01/26	151,000	116,890
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	86,000	80,012
Level 3 Financing, Inc.
4.500% 4/01/30 (b)	68,000	36,960
11.000% 11/15/29 (b)	463,000	473,789

	Principal Amount	Value
Viasat, Inc.
6.500% 7/15/28 (b) (c)	$ 51,000	$38,608
		2,528,398
Transportation — 1.7%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	191,000	175,962
Genesee & Wyoming, Inc.
6.250% 4/15/32 (b)	174,000	173,348
Seaspan Corp.
5.500% 8/01/29 (b)	571,000	509,654
		858,964
TOTAL CORPORATE DEBT (Cost $44,635,669)		43,471,608
TOTAL BONDS & NOTES (Cost $49,326,719)		48,164,262
TOTAL LONG-TERM INVESTMENTS (Cost $49,326,719)		48,164,262
Short-Term Investments — 9.5%
Commercial Paper — 3.9%
J M Smucker Co.
5.508% 7/01/24 (b)	2,000,000	1,999,096

Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	2,312,120	2,312,120

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$ 517,934	517,934
TOTAL SHORT-TERM INVESTMENTS (Cost $4,830,054)		4,829,150
TOTAL INVESTMENTS — 104.4% (Cost $54,156,773) (i)		52,993,412
Other Assets/ (Liabilities) — (4.4)%		(2,251,779)
NET ASSETS — 100.0%		$50,741,633

The accompanying notes are an integral part of the financial statements.
39

MML High Yield Fund – Portfolio of Investments (Continued)
Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $38,813,078 or 76.49% of net assets.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,299,565 or 4.53% of net assets. The Fund received $35,967 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)
Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $51,800 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $518,003. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $528,305.

(i)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	80.5%
Canada	5.6%
United Kingdom	1.7%
Cayman Islands	1.5%
Hong Kong	1.0%
Switzerland	1.0%
Bermuda	0.8%
Australia	0.6%
Panama	0.5%
Ireland	0.5%
Spain	0.5%
Luxembourg	0.4%
Puerto Rico	0.3%
Total Long-Term Investments	94.9%
Short-Term Investments and Other Assets and Liabilities	5.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
40

MML Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.3%
Non-U.S. Government Agency Obligations — 56.1%
Automobile Asset-Backed Securities — 13.0%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E 2.540% 7/13/27 (a)	$ 3,800,000	$3,704,104
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	778,565	774,798
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	730,799	689,599
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	3,820,236	3,728,473
Series 2021-3, Class C, 1.470% 1/15/27	1,049,910	1,037,941
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,500,000	1,441,650
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	3,300,000	3,239,307
Series 2020-2A, Class D, 4.730% 4/15/26 (a)	119,599	119,515
Series 2023-5A, Class A2, 6.200% 4/15/26	334,043	334,303
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	4,000,000	3,879,370
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	2,000,000	1,971,539
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	765,015
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.650% 2/17/26 (a)	791,987	788,400
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	1,161,805	1,163,692
		23,637,706
Commercial Mortgage-Backed Securities — 3.8%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.126% FRN 7/15/35 (a)	1,000,000	993,902

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
7.376% FRN 12/15/37 (a)	$ 308,865	$ 308,382
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,522,157
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.694% FRN 7/15/38 (a)	817,015	815,228
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 9.144% FRN 7/15/38 (a)	1,089,353	1,085,268
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.643% FRN 2/15/39 (a)	700,000	630,296
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.680% FRN 5/25/38 (a)	1,599,506	1,602,327
		6,957,560
Home Equity Asset-Backed Securities — 1.3%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.075% FRN 4/25/36	894,630	872,482
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.720% FRN 3/25/37	119,884	116,796
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,190,809	1,165,997
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.630% FRN 1/25/37	92,338	91,112
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.105% FRN 2/25/36	9,241	9,233
Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.660% FRN 11/25/35 (a)	186,620	184,288
		2,439,908

The accompanying notes are an integral part of the financial statements.
41

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 23.9%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.643% FRN 9/15/41 (a)	$ 41,381	$ 40,896
ACHV ABS Trust
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	1,064,241	1,065,472
Series 2023-4CP, Class A, 6.810% 11/25/30 (a)	114,809	114,880
Series 2023-4CP, Class B, 7.240% 11/25/30 (a)	500,000	502,652
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	16,883	16,845
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	153,957	151,480
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	104,221	103,546
Series 2022-Z1, Class A, 4.550% 6/15/27 (a)	144,833	143,957
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	7,500,000	7,530,325
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	2,366,967	2,375,615
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,000,000	2,024,225
Alterna Funding, LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a) (b) (c)	1,700,000	1,702,598
Series 2024-1A, Class B, 7.136% 5/16/39 (a) (b) (c)	1,000,000	1,000,000
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	267,484	263,353
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,264,661	1,210,936
Series 2022-C, Class A, 5.320% 10/17/35 (a)	754,810	752,713
Series 2023-A, Class A, 5.550% 4/17/36 (a)	968,101	962,674
Conn’s Receivables Funding LLC, Series 2024-A, Class A
7.050% 1/16/29 (a)	942,838	944,050
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	256,487	252,924
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	171,011	168,431

	Principal Amount	Value
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	$1,927,784	$ 1,769,067
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	402,775	395,845
Marlette Funding Trust, Series 2023-2A, Class A 6.040% 6/15/33 (a)	261,787	261,889
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	467,887	446,158
MVW Owner Trust, Series 2018-1A, Class A 3.450% 1/21/36 (a)	196,745	196,153
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	115,106	110,896
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101% 2/15/28 (a)	2,833,091	2,788,833
Series 2020-1A, Class B, 4.037% 2/15/28 (a)	538,020	529,498
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	1,700,000	1,701,277
Pagaya AI Debt Trust, Series 2022-1, Class A 2.030% 10/15/29 (a)	635,150	632,698
PFS Financing Corp.
Series 2021-B, Class B, 1.090% 8/15/26 (a)	1,300,000	1,291,339
Series 2022-A, Class B, 2.770% 2/15/27 (a)	800,000	781,506
PVONE 2023-1 LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	993,350	996,339
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	2,461,388	2,451,983
Reach ABS Trust, Series 2024-1A, Class A 6.300% 2/18/31 (a)	703,685	705,447
Reach Financial LLC, Series 2023-1A, Class A 7.050% 2/18/31 (a)	1,401,540	1,405,285
SBA Tower Trust
2.836% 1/15/50 (a)	1,000,000	982,436
Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	2,390,000	2,376,404
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	370,744	365,374
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	629,263	627,558
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	220,253	216,861
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,200,000	1,196,681
		43,557,099

The accompanying notes are an integral part of the financial statements.
42

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 6.6%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	$ 109,439	$ 82,192
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,378
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 30 day USD SOFR Average + 0.914%
6.250% FRN 10/25/56 (a)	148,990	146,682
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 0.864%
6.210% FRN 8/25/42 (a)	59,168	58,848
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.960% FRN 6/28/39 (a)	252,906	226,828
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	48,665	47,179
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,476,772	1,305,458
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	234,242	215,557
Navient Student Loan Trust, Series 2017-1A, Class A3, 30 day USD SOFR Average + 1.264%
6.600% FRN 7/26/66 (a)	260,576	262,484
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.785% FRN 3/23/37	854,830	825,735
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.810% FRN 1/25/38	436,227	372,862
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	135,247	121,744
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.960% FRN 10/25/40	870,503	846,356
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 6/25/41 (a)	375,000	363,120
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.844% FRN 12/15/39	589,948	528,660

	Principal Amount	Value
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.894% FRN 3/15/40	$ 858,837	$ 781,222
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.810% FRN 1/25/70	190,669	178,032
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	281,809	264,450
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.830% FRN 1/25/41	272,529	254,479
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.920% FRN 1/25/55	239,711	227,504
Series 2004-8, Class B, 90 day USD SOFR Average + 0.722% 6.070% FRN 1/25/40	250,387	240,744
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.080% FRN 10/25/64	149,354	141,130
SMB Asset-Backed Repackaging Trust, Series 2024-R1, Class M
6.000% 9/15/54 (a)	3,209,953	3,169,954
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 6.163% FRN 1/15/37 (a)	384,723	382,546
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.313% FRN 7/15/36 (a)	532,611	528,630
SoFi Alternative Trust, Series 2019-C, Class PT, 5.370% VRN 1/25/45 (a) (d)	437,877	421,774
		12,005,548
Whole Loan Collateral Collateralized Mortgage Obligations — 7.5%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (d)	803,595	715,995
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (d)	1,766,872	1,633,550
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (d)	197,611	191,773
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	725,802	694,694

The accompanying notes are an integral part of the financial statements.
43

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (d)	$5,711,061	$4,983,122
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.620% FRN 11/25/36	180,025	176,206
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (d)	1,202,959	954,920
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.410% FRN 2/25/60 (a)	275,588	264,400
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (d)	606,670	524,579
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	2,369,493	2,070,310
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (d)	701,278	675,932
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (d)	657,873	556,940
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (d)	122,037	119,688
		13,562,109
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,991,638)		102,159,930
U.S. Government Agency Obligations and Instrumentalities (e) — 9.3%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.160% 6.377% FRN 3/01/37	67,369	67,828
Whole Loans — 9.3%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.135% FRN 10/25/41 (a)	1,967,434	1,968,119
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.185% FRN 9/25/41 (a)	4,892,136	4,881,888
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.185% FRN 11/25/41 (a)	1,436,120	1,435,833
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.635% FRN 2/25/42 (a)	1,543,993	1,549,848

	Principal Amount	Value
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.150% FRN 1/25/50 (a)	$ 440,300	$ 442,861
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.335% FRN 4/25/42 (a)	1,359,187	1,377,175
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.550% FRN 9/25/48 (a)	211,614	212,925
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.285% FRN 6/25/42 (a)	427,472	439,290
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.235% FRN 6/25/43 (a)	868,548	880,404
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.235% FRN 4/25/42 (a)	856,388	864,274
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.835% FRN 4/25/43 (a)	817,427	835,777
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.285% FRN 6/25/42 (a)	1,960,279	2,027,640
		16,916,034
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,894,719)		16,983,862
U.S. Treasury Obligations — 19.9%
U.S. Treasury Bonds & Notes — 19.9%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	481,668	278,410
0.125% 2/15/52	619,416	351,554
0.250% 2/15/50	731,652	446,479
0.625% 2/15/43	272,720	204,728
0.750% 2/15/42	818,590	639,307
0.750% 2/15/45	1,005,169	752,685
0.875% 2/15/47	584,438	438,686
1.000% 2/15/46	463,096	361,235
1.000% 2/15/48	444,969	340,572
1.000% 2/15/49	311,470	236,499
1.375% 2/15/44	874,367	749,211
1.500% 2/15/53	580,074	487,193
2.125% 2/15/40	435,147	430,611
2.125% 2/15/41	429,480	425,730
2.125% 2/15/54	357,532	347,505

The accompanying notes are an integral part of the financial statements.
44

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 1/15/29	$ 365,053	$371,435
3.375% 4/15/32	441,560	482,025
3.875% 4/15/29	1,544,719	1,668,394
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	1,820,595	1,770,979
0.125% 1/15/30	1,645,016	1,480,476
0.125% 7/15/30	1,406,186	1,258,150
0.125% 1/15/31	1,391,001	1,227,771
0.125% 7/15/31	1,579,109	1,386,594
0.125% 1/15/32	1,470,261	1,272,801
0.250% 7/15/29	1,617,832	1,485,535
0.375% 7/15/27	256,324	243,238
0.500% 1/15/28	1,804,792	1,700,588
0.625% 7/15/32	2,050,138	1,838,201
0.750% 7/15/28 (f)	1,529,964	1,453,829
0.875% 1/15/29	1,365,760	1,293,815
1.125% 1/15/33	1,894,464	1,752,696
1.250% 4/15/28	1,755,936	1,695,871
1.375% 7/15/33	2,012,927	1,900,649
1.625% 10/15/27	2,296,576	2,259,099
1.750% 1/15/34	1,529,850	1,484,323
2.375% 10/15/28	1,637,680	1,659,043
		36,175,917
TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,191,560)		36,175,917
TOTAL BONDS & NOTES (Cost $160,077,917)		155,319,709
TOTAL LONG-TERM INVESTMENTS (Cost $160,077,917)		155,319,709
Short-Term Investments — 14.6%
Commercial Paper — 13.6%
American Honda Finance Corp.
5.716% 9/23/24	3,000,000	2,959,350
Avangrid, Inc.
5.705% 7/01/24 (a)	3,000,000	2,998,602
EIDP, Inc.
5.528% 7/23/24 (a)	4,000,000	3,984,699
5.753% 12/02/24 (a)	1,000,000	976,383
Eversource Energy
5.691% 7/22/24 (a)	3,000,000	2,989,111
Intel Corp.
5.627% 7/18/24 (a)	1,000,000	996,978
Parker-Hannifin Corp.
5.554% 8/02/24 (a)	4,000,000	3,978,481
Spire, Inc.
5.594% 7/08/24 (a)	2,000,000	1,996,974

	Principal Amount	Value
Vulcan Materials Co.
5.605% 7/17/24 (a)	$3,000,000	$2,991,290
Williams Cos., Inc.
5.600% 7/19/24	1,000,000	996,797
		24,868,665
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	1,826,010	1,826,010
TOTAL SHORT-TERM INVESTMENTS (Cost $26,706,367)		26,694,675
TOTAL INVESTMENTS — 99.9% (Cost $186,784,284) (h)		182,014,384
Other Assets/(Liabilities) — 0.1%		173,999
NET ASSETS — 100.0%		$182,188,383

Abbreviation Legend

CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $126,707,769 or 69.55% of net assets.

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $2,702,598 or 1.48% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

The accompanying notes are an integral part of the financial statements.
45

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)
Maturity value of $1,826,254. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,862,613.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	9/19/24	6	$743,777	$8,286
Short
U.S. Treasury Long Bond	9/19/24	3	$(350,761)	$(4,177)
U.S. Treasury Ultra 10 Year	9/19/24	7	(786,836)	(7,883)
U.S. Treasury Note 2 Year	9/30/24	210	(42,755,686)	(130,252)
U.S. Treasury Note 5 Year	9/30/24	28	(2,963,316)	(20,872)
				$(163,184)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.706%	Annually	11/07/25	USD 10,000,000	$(22,142)	$—	$(22,142)
12-Month USD SOFR	Annually	Fixed 4.077%	Annually	2/02/26	USD 10,000,000	(103,779)	—	(103,779)
12-Month USD SOFR	Annually	Fixed 4.213%	Annually	2/06/26	USD 10,000,000	(82,908)	—	(82,908)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD 4,000,000	32,725	—	32,725
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD 2,000,000	14,854	—	14,854
						$(161,250)	$ —	$(161,250)

The accompanying notes are an integral part of the financial statements.
46

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/31/24	USD	36,351,911	$587,781	$—	$587,781
Fed Funds + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	11/26/24	USD	30,642,940	240,492	—	240,492
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/30/24	USD	30,584,877	494,533	—	494,533
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	10/31/24	USD	38,000,000	956,136	—	956,136
								$ 2,278,942	$ —	$ 2,278,942

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
47

MML iShares® 60/40 Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	43,746	$2,241,545
iShares 20+ Year Treasury Bond ETF	9,591	880,262
iShares Broad USD High Yield Corporate Bond ETF	12,341	447,732
iShares Core Dividend Growth ETF (a)	23,367	1,346,173
iShares Core International Aggregate Bond ETF	4,487	223,991
iShares Core MSCI Emerging Markets ETF	16,797	899,143
iShares Core MSCI International Developed Markets ETF	88,822	5,830,276
iShares Core S&P 500 ETF	7,348	4,021,046
iShares Core S&P Mid-Cap ETF	15,367	899,277
iShares Core S&P Total U.S. Stock Market ETF	116,656	13,856,400
iShares Core U.S. Aggregate Bond ETF	144,821	14,057,774
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,415,412)		44,703,619
TOTAL LONG-TERM INVESTMENTS (Cost $42,415,412)		44,703,619
Short-Term Investments — 3.0%
Investment of Cash Collateral from Securities Loaned — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,339,300	1,339,300
TOTAL SHORT-TERM INVESTMENTS (Cost $1,339,300)		1,339,300
TOTAL INVESTMENTS — 102.9% (Cost $43,754,712) (c)		46,042,919
Other Assets/ (Liabilities) — (2.9)%		(1,303,388)
NET ASSETS — 100.0%		$44,739,531

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,307,747 or 2.92% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
48

MML iShares® 80/20 Allocation Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	74,631	$3,824,093
iShares 20+ Year Treasury Bond ETF	8,181	750,852
iShares Broad USD High Yield Corporate Bond ETF	21,054	763,839
iShares Core Dividend Growth ETF (a)	39,863	2,296,507
iShares Core International Aggregate Bond ETF	15,308	764,175
iShares Core MSCI Emerging Markets ETF	71,640	3,834,889
iShares Core MSCI International Developed Markets ETF	174,843	11,476,695
iShares Core S&P 500 ETF	11,143	6,097,784
iShares Core S&P Mid-Cap ETF	52,432	3,068,321
iShares Core S&P Total U.S. Stock Market ETF	288,891	34,314,473
iShares Core U.S. Aggregate Bond ETF	94,119	9,136,131
TOTAL EXCHANGE-TRADED FUNDS (Cost $67,883,633)		76,327,759
TOTAL LONG-TERM INVESTMENTS (Cost $67,883,633)		76,327,759
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	2,283,300	2,283,300

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$ 241,754	241,754
TOTAL SHORT-TERM INVESTMENTS (Cost $2,525,054)		2,525,054
TOTAL INVESTMENTS — 103.2% (Cost $70,408,687) (d)		78,852,813
Other Assets/ (Liabilities) — (3.2)%		(2,455,475)
NET ASSETS — 100.0%		$76,397,338

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,229,507 or 2.92% of net assets. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)
Maturity value of $241,787. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $246,610.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
49

MML Managed Bond Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 98.9%
Corporate Debt — 38.5%
Aerospace & Defense — 0.5%
Boeing Co.
5.930% 5/01/60	$ 605,000	$ 540,901
6.858% 5/01/54 (a)	714,000	732,687
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	1,525,000	1,591,374
		2,864,962
Agriculture — 0.5%
Imperial Brands Finance PLC
5.500% 2/01/30 (a)	1,136,000	1,125,404
Reynolds American, Inc.
5.850% 8/15/45	985,000	908,496
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,135,787
		3,169,687
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	276,698	270,611
Auto Manufacturers — 0.2%
General Motors Co.
5.150% 4/01/38	800,000	735,919
General Motors Financial Co., Inc.
3.100% 1/12/32	750,000	630,347
		1,366,266
Banks — 7.3%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,100,274
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,475,000	1,386,977
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,879,809
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	1,150,000	1,015,911
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	1,475,000	1,457,409
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,300,000	1,273,990
5 yr. CMT + 5.431% 8.000% VRN (b)	1,382,000	1,403,200
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b)	1,075,000	967,473

	Principal Amount	Value
1 day USD SOFR + 1.590% 5.497% VRN 5/20/30 (a)	$ 970,000	$ 966,144
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,513,491
Citigroup, Inc. 1 day USD SOFR + 3.813% 5.000% VRN (b)	1,155,000	1,147,520
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	3,105,000	3,101,085
HSBC Holdings PLC
1 day USD SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,057,514
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,224,000	1,227,003
ING Groep NV 5 yr. USD Swap + 4.446% 6.500% VRN (b)	1,950,000	1,928,600
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,000,000	876,419
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (b)	900,000	899,675
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,030,000	1,155,756
5 yr. CMT + 3.913% 8.000% VRN (b)	975,000	996,648
Macquarie Bank Ltd. 5 yr. CMT + 1.700% 3.052% VRN 3/03/36 (a)	3,440,000	2,855,667
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	1,004,724
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,320,000	2,221,436
National Australia Bank Ltd. 5 yr. CMT + 1.700% 3.347% VRN 1/12/37 (a)	2,960,000	2,501,984
NatWest Group PLC 5 yr. CMT + 5.625% 6.000% VRN (b)	1,950,000	1,907,562
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,400,000	1,291,888
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	1,900,000	1,897,806
SVB Financial Group 5 yr. CMT + 3.074% 4.250% (b) (c)	298,000	1,490
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,194,000
Synovus Bank
5.625% 2/15/28	1,563,000	1,510,173

The accompanying notes are an integral part of the financial statements.
50

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank 5 yr. CMT + 4.075% 8.125% VRN 10/31/82	$2,781,000	$2,882,123
		45,623,751
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	414,527
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	396,000	384,864
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,485,672
5.000% 5/01/42	360,000	329,282
		2,614,345
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	982,000	967,787
5.750% 3/02/63	700,000	685,463
		1,653,250
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	700,000	672,951
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,122,700
		1,795,651
Computers — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	525,000	531,022
Kyndryl Holdings, Inc.
2.700% 10/15/28	1,150,000	1,022,445
6.350% 2/20/34	568,000	577,079
		2,130,546
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	1,965,000	1,688,360
American Express Co. 1 day USD SOFR + 1.630% 5.915% VRN 4/25/35	970,000	985,490
Apollo Global Management, Inc.
5.800% 5/21/54	1,196,000	1,177,034
ARES Finance Co. III LLC 5 yr. CMT + 3.237% 4.125% VRN 6/30/51 (a)	1,585,000	1,472,614
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,061,527
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,477,884
3.250% 2/15/27 (a)	1,610,000	1,506,753

	Principal Amount	Value
BGC Group, Inc.
6.600% 6/10/29 (a)	$1,575,000	$1,567,253
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,195,000	995,543
4.125% 10/07/51 (a)	1,089,000	777,586
Charles Schwab Corp. 5 yr. CMT + 3.168% 4.000% VRN (b)	2,000,000	1,876,512
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,556,651	1,498,537
		18,085,093
Electric — 2.0%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55	979,000	991,104
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	239,000	257,310
Dominion Energy, Inc.
5.950% 6/15/35	650,000	659,358
Duke Energy Florida LLC
6.200% 11/15/53	660,000	699,142
Emera, Inc. 3 mo. USD LIBOR + 5.440% 6.750% VRN 6/15/76	1,625,000	1,612,720
Entergy Mississippi LLC
5.850% 6/01/54	765,000	761,349
Entergy Texas, Inc.
5.800% 9/01/53	1,185,000	1,184,665
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	358,000	350,309
IPALCO Enterprises, Inc.
5.750% 4/01/34 (a)	547,000	542,925
MidAmerican Energy Co.
5.300% 2/01/55	492,000	468,253
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547% 3.800% VRN 3/15/82	1,250,000	1,152,263
RWE Finance US LLC
5.875% 4/16/34 (a)	1,575,000	1,576,759
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	1,025,000	943,462
6.000% 10/15/39	166,000	167,922
Tampa Electric Co.
4.450% 6/15/49	450,000	376,861
Virginia Electric & Power Co.
5.350% 1/15/54	931,000	878,401
		12,622,803
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,275,000	1,112,855

The accompanying notes are an integral part of the financial statements.
51

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	$2,300,000	$1,985,540
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,384,061
3.000% 10/15/30 (a)	943,000	800,637
4.250% 2/01/27 (a)	1,145,000	1,102,231
		5,272,469
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,357,512
NiSource, Inc.
5.800% 2/01/42	950,000	923,612
		2,281,124
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc. 5 yr. CMT + 2.657% 4.000% VRN 3/15/60	1,475,000	1,338,745
Health Care - Services — 0.3%
HCA, Inc.
5.900% 6/01/53	1,470,000	1,431,526
Humana, Inc.
5.750% 4/15/54	808,000	778,605
		2,210,131
Insurance — 7.7%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,200,000	3,911,851
Allstate Corp. 3 mo. USD Term SOFR + 3.200% 8.522% VRN 8/15/53	2,885,000	2,882,776
Arthur J Gallagher & Co.
5.750% 7/15/54	565,000	548,647
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,654,116
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	2,067,730
AXIS Specialty Finance LLC 5 yr. CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,204,016
CNO Financial Group, Inc.
6.450% 6/15/34	795,000	794,239
CNO Global Funding
2.650% 1/06/29 (a)	1,376,000	1,204,633
Corebridge Financial, Inc. 5 yr. CMT + 3.846% 6.875% VRN 12/15/52	3,281,000	3,310,695
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	1,110,000	1,072,042

	Principal Amount	Value
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	$2,200,000	$2,153,973
Equitable Holdings, Inc. 5 yr. CMT + 4.736% 4.950% VRN (b)	885,000	871,220
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	1,545,000	1,492,383
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	987,000	816,325
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,841,786
6.750% 3/15/54 (a)	408,000	403,399
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	678,000	681,536
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850% 3.379% VRN 2/04/32 (a)	2,485,000	2,326,621
Hill City Funding Trust
4.046% 8/15/41 (a)	3,800,000	2,779,365
Jackson National Life Global Funding
5.600% 4/10/26 (a)	1,392,000	1,388,813
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,381,000	1,293,302
Markel Group, Inc.
6.000% 5/16/54	1,380,000	1,365,804
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	776,550
Pine Street Trust III
6.223% 5/15/54 (a)	1,615,000	1,613,455
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,158,061
4.450% 5/12/27 (a)	270,000	260,833
4.750% 4/08/32 (a)	805,000	715,987
6.875% 4/15/34 (a)	626,000	641,802
USF&G Capital I
8.500% 12/15/45 (a)	885,000	886,943
Vitality Re XV Ltd. 3 mo. U.S. Treasury Bill Rate + 2.500% 7.855% FRN 1/08/29 (a)	3,016,000	3,012,079
		48,130,982
Investment Companies — 2.8%
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,158,313
3.950% 7/15/26 (a)	3,005,000	2,840,818
8.500% 5/18/25 (a)	720,000	728,199
ARES Capital Corp.
5.875% 3/01/29	990,000	975,744
Ares Strategic Income Fund
6.350% 8/15/29 (a)	1,918,000	1,902,242

The accompanying notes are an integral part of the financial statements.
52

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Blackstone Private Credit Fund
2.625% 12/15/26	$3,425,000	$3,132,347
Blackstone Secured Lending Fund
5.875% 11/15/27	720,000	714,768
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,945,000	1,850,823
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	1,295,000	1,266,900
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	809,465
6.000% 7/15/29	1,322,000	1,296,912
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (d)	1,115,000	1,102,561
		17,779,092
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,250,000	964,018
6.484% 10/23/45	1,485,000	1,356,370
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	836,000	738,319
6.875% 4/30/36	1,100,000	1,030,080
Time Warner Cable LLC
6.750% 6/15/39	985,000	952,856
		5,041,643
Mining — 0.2%
Anglo American Capital PLC
5.750% 4/05/34 (a)	971,000	968,992
Oil & Gas — 1.8%
BP Capital Markets PLC 5 yr. CMT + 2.153% 6.450% VRN (b)	663,000	681,056
EQT Corp.
7.000% STEP 2/01/30 (d)	1,795,000	1,904,902
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,098,225
6.500% 2/01/38	545,000	560,393
7.100% 7/15/53	1,403,000	1,538,892
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,435,000	1,351,372
5.150% 11/15/29	1,225,000	1,190,576
Petroleos Mexicanos
5.350% 2/12/28	665,000	597,636
6.375% 1/23/45	595,000	385,742
6.500% 3/13/27	585,000	557,426
6.625% 6/15/35	140,000	106,444

	Principal Amount	Value
Santos Finance Ltd.
3.649% 4/29/31 (a)	$1,500,000	$1,310,620
		11,283,284
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,506,000	1,138,090
Pharmaceuticals — 1.0%
Cigna Group
4.800% 7/15/46	880,000	773,803
CVS Health Corp.
5.050% 3/25/48	455,000	392,031
5.875% 6/01/53	1,050,000	1,006,172
6.125% 9/15/39	560,000	560,023
CVS Pass-Through Trust
5.926% 1/10/34 (a)	831,657	824,193
7.507% 1/10/32 (a)	672,046	699,160
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,325,000	1,912,529
		6,167,911
Pipelines — 1.1%
Energy Transfer LP
5.950% 5/15/54	660,000	642,687
5 yr. CMT + 5.306% 7.125% VRN (b)	1,575,000	1,560,100
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	513,709
5.450% 6/01/47	1,125,000	976,000
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	1,250,000	1,195,397
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372% 9.694% VRN (b)	2,345,000	2,334,701
		7,222,594
Private Equity — 0.7%
Apollo Management Holdings LP 5 yr. CMT + 3.266% 4.950% VRN 1/14/50 (a) (d)	1,505,000	1,470,298
Brookfield Finance, Inc.
5.968% 3/04/54	1,371,000	1,355,895
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	490,648
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,271,000	833,433
		4,150,274

The accompanying notes are an integral part of the financial statements.
53

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 3.4%
Agree LP
5.625% 6/15/34	$550,000	$544,356
American Homes 4 Rent LP
5.500% 7/15/34	1,580,000	1,552,414
Broadstone Net Lease LLC
2.600% 9/15/31	2,120,000	1,684,734
EPR Properties
3.600% 11/15/31	876,000	730,303
4.500% 6/01/27	2,565,000	2,453,584
Equinix Europe 2 Financing Corp. LLC
5.500% 6/15/34	1,132,000	1,130,161
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,299,857
Kimco Realty OP LLC
4.125% 12/01/46	460,000	351,800
4.450% 9/01/47	800,000	638,270
Omega Healthcare Investors, Inc.
3.625% 10/01/29	650,000	580,294
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	759,094
9.250% 7/20/28	772,000	823,620
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	930,212
Service Properties Trust
4.950% 10/01/29	1,155,000	876,286
Store Capital LLC
4.500% 3/15/28	2,075,000	1,974,869
4.625% 3/15/29	1,700,000	1,605,553
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,248,042
		21,183,449
Software — 0.5%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	712,479
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,401,136
Oracle Corp.
6.900% 11/09/52	712,000	796,944
		2,910,559
Telecommunications — 1.0%
AT&T, Inc.
3.550% 9/15/55	3,953,000	2,665,075
British Telecommunications PLC
9.625% STEP 12/15/30	280,000	341,882
Cisco Systems, Inc.
5.300% 2/26/54	248,000	242,895

	Principal Amount	Value
Motorola Solutions, Inc.
5.400% 4/15/34	$722,000	$715,766
Sprint Capital Corp.
8.750% 3/15/32	1,250,000	1,503,515
T-Mobile USA, Inc.
6.000% 6/15/54	974,000	1,007,079
		6,476,212
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,010,353
3.375% 1/20/27	1,745,000	1,615,888
		4,626,241
TOTAL CORPORATE DEBT (Cost $256,498,293)		241,491,612
Non-U.S. Government Agency Obligations — 25.6%
Commercial Mortgage-Backed Securities — 8.7%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (e)	2,100,000	1,112,623
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (e)	2,200,000	1,639,880
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (e)	3,587,000	2,469,467
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (e)	2,500,000	1,500,000
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (e)	12,518,000	9,846,487
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (e)	2,800,000	2,103,347
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914% 7.244% FRN 6/15/38 (a)	1,665,802	1,644,015
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,000,000	959,025
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	451,874	398,757
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	391,947	334,732
COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.543% VRN 4/12/42 (a) (e)	1,600,000	1,151,651
COMM Mortgage Trust
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	673,041

The accompanying notes are an integral part of the financial statements.
54

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-CR23, Class C, 4.413% VRN 5/10/48 (e)	$1,000,000	$939,431
Series 2014-LC17, Class C, 4.691% VRN 10/10/47 (e)	2,908,000	2,787,654
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.694% FRN 10/15/43 (a)	2,629,000	2,329,832
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.194% FRN 10/15/43 (a)	908,000	723,999
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364%
7.694% FRN 7/15/38 (a)	1,815,589	1,811,618
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864% 7.195% FRN 8/15/38 (a)	1,586,968	1,544,514
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.093% FRN 2/15/39 (a)	2,900,000	2,764,786
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.443% FRN 2/15/39 (a)	5,000,000	4,684,137
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.643% FRN 2/15/39 (a)	4,100,000	3,691,733
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 7.194% FRN 3/15/38 (a)	1,902,047	1,828,337
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	620,046
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (e)	2,253,000	1,454,414
MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 1 mo. USD Term SOFR + 1.715% 7.044% FRN 4/15/38 (a)	1,342,203	1,327,940
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5 3.390% 11/20/50 (a)	1,196,500	1,100,470
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214% 7.544% FRN 7/15/39 (a)	3,761,000	2,561,293
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B 4.556% 6/16/51	400,000	363,380
		54,366,609

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.660% FRN 11/25/35 (a)	$527,685	$521,091
Other Asset-Backed Securities — 12.2%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	841,468	741,126
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.472% 6.800% FRN 10/15/34 (a)	2,000,000	2,003,024
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550% 7.875% FRN 4/26/35 (a)	1,750,000	1,761,977
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440% 6.755% FRN 7/25/37 (a)	2,000,000	2,001,018
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500% 7.139% FRN 1/20/33 (a)	1,250,000	1,250,000
Ares Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470% 1.000% FRN 7/10/37 (a) (f)	1,000,000	1,000,515
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012% 7.338% FRN 1/23/31 (a)	1,190,000	1,190,000
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 6.647% FRN 4/18/35 (a)	750,000	750,331
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510% 6.844% FRN 7/25/37 (a)	1,700,000	1,702,497
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530% 6.862% FRN 7/20/37 (a)	2,000,000	2,000,948
Business Jet Securities LLC, Series 2021-1A, Class C 5.067% 4/15/36 (a)	337,369	328,540
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 6.929% FRN 10/15/31 (a)	2,000,000	2,001,592

The accompanying notes are an integral part of the financial statements.
55

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Carlyle US CLO Ltd., Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.962% 7.290% FRN 7/15/34 (a)	$1,400,000	$1,401,061
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242% 6.566% FRN 4/20/31 (a)	619,483	620,023
CIFC Funding Ltd.,
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 6.778% FRN 7/16/37 (a)	2,650,000	2,660,600
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482% 6.810% FRN 10/15/36 (a)	2,000,000	2,003,562
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962% 7.290% FRN 1/15/35 (a)	1,400,000	1,400,227
Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312% 7.640% FRN 10/15/34 (a)	350,000	350,149
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920% 7.201% FRN 5/20/36 (a)	500,000	500,418
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 2.600% 7.927% FRN 11/22/31 (a)	1,000,000	1,000,939
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.392% 6.716% FRN 10/20/34 (a)	1,000,000	1,001,493
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,456,154	1,230,609
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	379,283	342,340
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	636,180	574,443
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700% 7.030% FRN 1/20/31 (a)	1,290,000	1,291,290
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	326,041	291,756
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	367,161	316,320
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	107,159	93,473

	Principal Amount	Value
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	$416,521	$376,889
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	86,147	77,048
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	644,460	598,723
Invesco CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.912% 7.236% FRN 10/22/34 (a)	2,000,000	2,001,340
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD LIBOR + 1.550% 1.000% FRN 7/20/36 (a) (f)	1,350,000	1,350,000
Labrador Aviation Finance Ltd.,
Series 2016-1A, Class A1 4.300% 1/15/42 (a)	1,498,355	1,371,412
Madison Park Funding XXVIII Ltd.,
Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862% 7.190% FRN 7/15/30 (a)	1,665,000	1,667,642
Madison Park Funding XXXII Ltd.,
Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262% 7.586% FRN 1/22/31 (a)	1,000,000	1,000,663
Marble Point CLO XIX Ltd.,
Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400% 6.988% FRN 1/19/34 (a)	2,250,000	2,253,593
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,198,765
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	558,724
MidOcean Credit CLO XII Ltd.,
Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450% 7.777% FRN 4/18/36 (a)	700,000	701,455
MidOcean Credit CLO XIV Ltd.,
Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580% 6.874% FRN 4/15/37 (a)	1,000,000	1,001,489
Mosaic Solar Loan Trust, Series 2018-1A, Class A 4.010% 6/22/43 (a)	136,998	127,969
Mosaic Solar Loans LLC,
Series 2017-1A, Class A
4.450% 6/20/42 (a)	122,584	117,379
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912% 7.240% FRN 7/15/34 (a)	1,800,000	1,803,515

The accompanying notes are an integral part of the financial statements.
56

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912% 7.240% FRN 10/14/35 (a)	$1,350,000	$1,352,354
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,095,232
OCP CLO Ltd.
Series 2018-15A, Class A1, 3 mo. USD Term SOFR + 1.362% 6.686% FRN 7/20/31 (a)	234,918	235,022
Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700% 7.024% FRN 7/16/35 (a)	1,750,000	1,750,203
Oxford Finance Funding LLC, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	284,420	279,977
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112% 7.436% FRN 10/20/34 (a)	450,000	450,354
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432% 6.761% FRN 10/30/34 (a)	1,000,000	1,000,856
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD Term SOFR + 1.812% 7.136% FRN 4/20/34 (a)	1,500,000	1,486,986
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402% 6.730% FRN 10/15/35 (a)	1,000,000	1,001,633
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD Term SOFR + 1.352% 6.680% FRN 1/15/30 (a)	1,469,516	1,470,462
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850% 7.179% FRN 1/15/37 (a)	750,000	750,991
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012% 7.340% FRN 1/15/37 (a)	500,000	500,438
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	378,659	357,800
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250% 7.575% FRN 4/20/35 (a)	1,500,000	1,513,548
SNVA, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a) (g)	1,100,000	1,106,746

	Principal Amount	Value
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	$32,337	$31,854
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	381,394	329,583
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	1,083,666	979,845
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530% 6.837% FRN 4/17/37 (a)	2,000,000	2,008,526
THL Credit Wind River CLO Ltd., Series 2018-2A, Class B, 3 mo. USD Term SOFR + 2.012% 7.340% FRN 7/15/30 (a)	1,150,000	1,152,313
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,366,643	2,186,328
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,130,662	1,036,308
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	481,530	425,259
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912% 7.236% FRN 10/20/32 (a)	1,000,000	1,001,735
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	1,425,798	1,325,698
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 7.186% FRN 1/20/35 (a)	500,000	501,057
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,364,373	555,652
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	485,137	467,333
Wind River CLO Ltd., Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.062% 7.388% FRN 11/01/31 (a)	900,000	900,000
		76,270,970
Student Loans Asset-Backed Securities — 2.2%
College Avenue Student Loans LLC Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,046,566	962,920
Series 2019-A, Class C, 4.460% 12/28/48 (a)	697,887	655,393

The accompanying notes are an integral part of the financial statements.
57

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 6/25/48 (a)	$1,200,000	$1,189,841
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 10/25/56 (a)	1,100,000	1,064,638
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A 3.580% 11/25/38 (a)	409,773	388,094
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (e)	450,000	387,373
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (e)	450,000	387,451
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.658% FRN 3/22/32 (e)	110,000	109,213
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,662,118
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 6.850% FRN 4/25/67 (a)	3,250,000	3,110,759
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	1,454,838	1,365,221
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.900% FRN 1/25/44	1,018,518	970,928
SoFi Alternative Trust, Series 2019-C, Class PT, 5.370% VRN 1/25/45 (a) (e)	1,372,016	1,321,559
		13,575,508
Whole Loan Collateral Collateralized Mortgage Obligations — 2.3%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 5.457% VRN 8/25/34 (e)	3,602	3,560
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1, 2.317% VRN 4/25/66 (a) (e)	1,330,000	884,618
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (e)	3,482,992	2,736,597
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (e)	1,917,296	1,525,599

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4, 2.500% VRN 6/25/51 (a) (e)	$2,249,085	$1,767,113
NMLT Trust, Series 2021-INV1, Class M1, 2.711% VRN 5/25/56 (a) (e)	5,400,000	3,733,942
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (e)	2,448,000	1,597,716
Verus Securitization Trust, Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (e)	3,640,000	2,511,950
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1, 3.933% VRN 11/25/48 (a) (e)	29,542	27,314
		14,788,409
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (e)	1,273,404	1,000,518
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $181,601,935)		160,523,105
Sovereign Debt Obligation — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,652,000	1,323,227
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,645,852)		1,323,227
U.S. Government Agency Obligations and Instrumentalities (h) — 30.1%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	9,480	9,732
Pass-Through Securities — 30.1%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,977,283	1,572,372
Pool #RA4255 2.000% 1/01/51	4,051,175	3,225,366
Pool #RA5576 2.500% 7/01/51	7,193,705	5,958,727
Pool #SD0905 3.000% 3/01/52	3,106,839	2,662,653
Pool #J13972 3.500% 1/01/26	2,886	2,839
Pool #C91344 3.500% 11/01/30	29,422	28,214
Pool #C91424 3.500% 1/01/32	19,206	18,395

The accompanying notes are an integral part of the financial statements.
58

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA2483 3.500% 6/01/50	$3,378,816	$3,021,160
Pool #SD1523 4.000% 8/01/52	4,850,766	4,474,486
Pool #SD1603 4.000% 9/01/52	3,090,801	2,828,828
Pool #C91239 4.500% 3/01/29	1,301	1,280
Pool #C91251 4.500% 6/01/29	9,063	8,917
Pool #SD8266 4.500% 11/01/52	1,824,979	1,722,170
Pool #C90939 5.500% 12/01/25	2,178	2,174
Pool #D97258 5.500% 4/01/27	1,102	1,103
Pool #C91026 5.500% 4/01/27	6,292	6,300
Pool #C91074 5.500% 8/01/27	669	670
Pool #D97417 5.500% 10/01/27	4,849	4,866
Pool #C91128 5.500% 12/01/27	494	495
Pool #C91148 5.500% 1/01/28	14,970	15,019
Pool #C91176 5.500% 5/01/28	5,793	5,821
Pool #C91217 5.500% 11/01/28	2,517	2,528
Pool #SD4364 5.500% 10/01/53	5,270,134	5,223,361
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	5,898,431	4,883,975
Pool #FM8596 2.500% 9/01/51	1,893,193	1,568,180
Pool #FM9104 2.500% 10/01/51	5,489,285	4,545,197
Pool #FM9227 2.500% 10/01/51	3,989,517	3,293,396
Pool #FS3035 2.500% 4/01/52	8,395,826	6,979,398
Pool #MA3029 3.000% 6/01/32	875,609	832,471
Pool #MA3090 3.000% 8/01/32	361,067	342,932
Pool #AO8180 3.000% 9/01/42	9,026	8,063
Pool #AB7397 3.000% 12/01/42	57,095	50,980
Pool #AB7401 3.000% 12/01/42	46,219	41,305
Pool #AP8668 3.000% 12/01/42	69,019	61,604
Pool #AR1975 3.000% 12/01/42	12,937	11,560
Pool #AR0306 3.000% 1/01/43	3,651	3,260
Pool #AR5391 3.000% 1/01/43	15,119	13,476
Pool #AL3215 3.000% 2/01/43	44,255	39,493
Pool #AR4109 3.000% 2/01/43	50,897	45,373
Pool #AR4432 3.000% 3/01/43	20,730	18,486
Pool #AT0169 3.000% 3/01/43	98,507	87,837
Pool #AB8809 3.000% 3/01/43	23,605	21,076
Pool #MA1368 3.000% 3/01/43	87,618	78,169
Pool #AR2174 3.000% 4/01/43	85,693	76,416
Pool #FS1075 3.000% 3/01/52	3,181,441	2,747,766
Pool #CB3304 3.000% 4/01/52	4,932,746	4,260,343
Pool #CB3305 3.000% 4/01/52	5,853,557	5,044,659
Pool #AS1304 3.500% 12/01/28	279,144	270,025
Pool #MA1356 3.500% 2/01/43	3,206,203	2,941,011
Pool #CA6096 3.500% 6/01/50	3,724,573	3,304,711
Pool #FM4017 3.500% 8/01/50	253,673	226,742
Pool #CB3842 3.500% 6/01/52	9,593,372	8,553,157
Pool #AA3980 4.500% 4/01/28	8,565	8,464
Pool #CA1909 4.500% 6/01/48	1,744,819	1,667,791
Pool #CB3866 4.500% 6/01/52	5,493,003	5,216,173

	Principal Amount	Value
Pool #CB4129 4.500% 7/01/52	$4,837,779	$4,571,293
Pool #AD6437 5.000% 6/01/40	151,325	151,311
Pool #AD6996 5.000% 7/01/40	1,005,123	1,005,401
Pool #AL8173 5.000% 2/01/44	376,151	375,901
Pool #AD0836 5.500% 11/01/28	12,568	12,589
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	926	924
Pool #480539 7.000% 4/15/29	48	49
Pool #488634 7.000% 5/15/29	1,070	1,082
Pool #500928 7.000% 5/15/29	1,946	1,975
Pool #510083 7.000% 7/15/29	100	102
Pool #493723 7.000% 8/15/29	1,476	1,500
Pool #581417 7.000% 7/15/32	2,530	2,558
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,848,884	1,624,083
Pool #MA6283 3.000% 11/20/49	3,351,055	2,939,419
Pool #MA6409 3.000% 1/20/50	3,454,180	3,029,877
Pool #MA4321 3.500% 3/20/47	2,061,399	1,873,089
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	420	414
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	198	193
Government National Mortgage Association II, TBA
2.500% 7/20/54 (f)	13,050,000	10,974,912
3.000% 7/20/54 (f)	9,125,000	7,956,877
3.500% 7/20/54 (f)	5,770,000	5,185,976
4.500% 7/20/54 (f)	2,000,000	1,901,142
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/54 (f)	6,925,000	5,416,108
2.500% 7/01/54 (f)	14,750,000	12,046,602
3.000% 7/01/54 (f)	7,525,000	6,403,308
3.500% 7/01/54 (f)	2,000,000	1,770,155
4.000% 7/01/54 (f)	4,650,000	4,254,024
5.000% 7/01/54 (f)	10,300,000	9,954,383
5.500% 7/01/54 (f)	13,400,000	13,216,273
6.000% 7/01/54 (f)	6,000,000	6,016,879
		188,719,632
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $201,038,551)		188,729,364
U.S. Treasury Obligations — 4.5%
U.S. Treasury Bonds & Notes — 4.5%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	14,200,000	9,175,621

The accompanying notes are an integral part of the financial statements.
59

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
0.250% 10/31/25	$11,400,000	$10,710,629
1.375% 10/31/28	9,300,000	8,198,958
		28,085,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,457,600)		28,085,208
TOTAL BONDS & NOTES (Cost $669,242,231)		620,152,516
TOTAL LONG-TERM INVESTMENTS (Cost $669,242,231)		620,152,516
Short-Term Investments — 14.9%
Commercial Paper — 13.6%
American Honda Finance Corp.
5.716% 9/23/24	7,490,000	7,388,509
Avangrid, Inc.
5.705% 7/01/24 (a)	2,000,000	1,999,068
5.712% 7/15/24 (a)	6,000,000	5,984,166
Bell Telephone Co. of Canada or Bell Canada
5.590% 7/09/24 (a)	12,000,000	11,980,077
EIDP, Inc.
5.528% 7/23/24 (a)	7,000,000	6,973,223
5.753% 12/02/24 (a)	1,000,000	976,383
Eversource Energy
5.691% 7/22/24 (a)	7,000,000	6,974,592
Intel Corp.
5.627% 7/18/24 (a)	7,000,000	6,978,844
Parker-Hannifin Corp.
5.546% 7/23/24 (a)	2,000,000	1,992,350
5.554% 8/02/24 (a)	3,000,000	2,983,861
Spire, Inc.
5.594% 7/08/24 (a)	8,000,000	7,987,896
Vulcan Materials Co.
5.605% 7/17/24 (a)	2,000,000	1,994,193
VW Credit, Inc.
5.645% 7/17/24 (a)	8,000,000	7,976,788
5.649% 7/25/24 (a)	4,000,000	3,983,371
Xcel Energy, Inc.
5.607% 7/05/24 (a)	9,000,000	8,990,497
		85,163,818

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	4,046,980	$4,046,980

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (k)	$3,909,154	3,909,154
TOTAL SHORT-TERM INVESTMENTS (Cost $93,159,089)		93,119,952
TOTAL INVESTMENTS — 113.8% (Cost $762,401,320) (l)		713,272,468
Other Assets/ (Liabilities) — (13.8)%		(86,635,946)
NET ASSETS — 100.0%		$626,636,522

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $321,405,965 or 51.29% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $1,490 or 0.00% of net assets.

The accompanying notes are an integral part of the financial statements.
60

MML Managed Bond Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $4,381,010 or 0.70% of net assets. The Fund received $445,035 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $1,106,746 or 0.18% of net assets.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)
Maturity value of $3,909,675. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $3,987,527.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	78.6%
Cayman Islands	8.1%
United Kingdom	2.9%
Canada	2.2%
France	1.4%
Australia	1.1%
Ireland	0.9%
Germany	0.9%
Bermuda	0.7%
Netherlands	0.5%
Mexico	0.5%
Republic of Korea	0.4%
Brazil	0.3%
Sweden	0.2%
South Africa	0.2%
Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/24	265	$30,987,251	$ 365,562
U.S. Treasury Ultra Bond	9/19/24	80	9,963,243	64,257
U.S. Treasury Note 2 Year	9/30/24	318	64,779,054	162,509
U.S. Treasury Note 5 Year	9/30/24	394	41,813,062	178,719
				$771,047
Short
U.S. Treasury Ultra 10 Year	9/19/24	103	$ (11,577,731)	$(115,988)

The accompanying notes are an integral part of the financial statements.
61

MML Short-Duration Bond Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.0%
Corporate Debt — 45.2%
Aerospace & Defense — 0.5%
Boeing Co.
6.298% 5/01/29 (a)	$ 615,000	$623,647
Agriculture — 0.2%
Imperial Brands Finance PLC
5.500% 2/01/30 (a)	218,000	215,967
Auto Manufacturers — 1.0%
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	307,714
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	313,195
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	685,000	627,201
		1,248,110
Banks — 10.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	625,000	616,294
1 yr. CMT + 1.550% 6.575% VRN 10/13/26 (a)	300,000	303,017
ANB Sukuk Ltd. 5 yr. CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	624,178
Bank Negara Indonesia Persero Tbk. PT
5.280% 4/05/29 (a)	350,000	347,116
Bank of America Corp.
1 day USD SOFR + 0.960% 1.734% VRN 7/22/27	665,000	616,405
3.950% 4/21/25	178,000	175,444
Barclays PLC
5.200% 5/12/26	305,000	301,499
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	295,000	295,791
BPCE SA 1 day USD SOFR + 1.980%
6.612% VRN 10/19/27 (a)	500,000	507,731
Cooperatieve Rabobank UA 1 yr. CMT + 1.120%
5.447% VRN 3/05/30 (a)	300,000	300,018
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a)	375,000	385,134
Danske Bank AS
1 yr. CMT + 0.730% 1.549% VRN 9/10/27 (a)	485,000	445,356
1 yr. CMT + 2.100% 6.466% VRN 1/09/26 (a)	275,000	275,740

	Principal Amount	Value
Deutsche Bank AG 1 day USD SOFR + 1.219%
2.311% VRN 11/16/27	$ 430,000	$397,005
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	450,000	449,433
HDFC Bank Ltd.
5.196% 2/15/27 (a)	250,000	248,405
HSBC Holdings PLC
1 day USD SOFR + 1.430% 2.999% VRN 3/10/26	430,000	421,847
1 day USD SOFR + 3.350% 7.390% VRN 11/03/28	310,000	327,830
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020%
6.208% VRN 8/21/29	310,000	316,520
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30	295,000	293,847
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27	445,000	408,729
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	555,000	562,679
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	790,961
Morgan Stanley
1 day USD SOFR + 1.610% 4.210% VRN 4/20/28	245,000	238,070
4.350% 9/08/26	400,000	391,233
NatWest Group PLC 1 yr. CMT + 0.900%
1.642% VRN 6/14/27	345,000	319,347
Societe Generale SA
1 yr. CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	490,796
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	184,555
Swedbank AB
5.407% 3/14/29 (a)	295,000	295,108
Synovus Bank
5.625% 2/15/28	273,000	263,773
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29	305,000	323,869
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	400,000	373,554

The accompanying notes are an integral part of the financial statements.
62

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29	$ 310,000	$312,812
		12,604,096
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	373,472
JDE Peet’s NV
1.375% 1/15/27 (a)	407,000	368,410
		741,882
Chemicals — 2.2%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	229,598
6.165% 7/15/27	200,000	202,983
6.350% 11/15/28	305,000	313,382
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	445,331
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	657,000	612,419
Syngenta Finance NV
4.892% 4/24/25 (a)	335,000	331,819
Yara International ASA
4.750% 6/01/28 (a)	450,000	438,411
		2,573,943
Commercial Services — 1.0%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	356,000	356,858
Triton Container International Ltd.
2.050% 4/15/26 (a) (b)	950,000	885,593
		1,242,451
Computers — 0.4%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	152,000	153,743
Kyndryl Holdings, Inc.
2.700% 10/15/28 (b)	350,000	311,179
		464,922
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	405,000	377,797
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	325,000	315,669
5.750% 11/15/29 (a)	305,000	303,140
BGC Group, Inc.
4.375% 12/15/25	505,000	491,456

	Principal Amount	Value
LeasePlan Corp. NV
2.875% 10/24/24 (a)	$ 280,000	$277,368
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	74,000	75,252
REC Ltd.
2.250% 9/01/26 (a)	400,000	372,108
		2,212,790
Electric — 1.9%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	331,562
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	240,614
DTE Energy Co.
5.100% 3/01/29	300,000	297,545
Enel Finance International NV
5.125% 6/26/29 (a)	305,000	300,244
Engie SA
5.250% 4/10/29 (a)	600,000	598,195
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	224,475
Pacific Gas & Electric Co.
5.550% 5/15/29	275,000	275,619
		2,268,254
Engineering & Construction — 0.1%
MasTec, Inc.
5.900% 6/15/29	148,000	148,624
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.054% 3/15/29	675,000	623,358
Food — 1.3%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	860,000	800,185
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	746,052
		1,546,237
Forest Products & Paper — 0.6%
Suzano International Finance BV
4.000% 1/14/25	700,000	692,218
Hand & Machine Tools — 0.5%
Regal Rexnord Corp.
6.050% 2/15/26	325,000	325,796
6.050% 4/15/28	300,000	303,604
		629,400
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	369,421

The accompanying notes are an integral part of the financial statements.
63

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/27 (a)	$ 200,000	$201,004
Housewares — 0.2%
Newell Brands, Inc.
6.375% 9/15/27 (b)	200,000	197,229
Insurance — 3.6%
Athene Global Funding
2.500% 1/14/25 (a)	420,000	412,468
3.205% 3/08/27 (a)	212,000	197,936
CNO Global Funding
1.750% 10/07/26 (a)	714,000	653,938
2.650% 1/06/29 (a)	350,000	306,411
Corebridge Financial, Inc.
3.650% 4/05/27	235,000	224,878
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	633,342
Lincoln National Corp., (Acquired 4/19/23, Cost $310,303),
3.800% 3/01/28 (b) (c)	350,000	334,513
RGA Global Funding
5.448% 5/24/29 (a)	381,000	381,901
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,101,296
		4,246,683
Investment Companies — 5.0%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	281,629
3.950% 7/15/26 (a)	605,000	571,945
Ares Capital Corp.
3.875% 1/15/26	235,000	226,900
ARES Capital Corp.
5.875% 3/01/29	100,000	98,560
Ares Capital Corp.
5.950% 7/15/29	305,000	299,833
Ares Strategic Income Fund
6.350% 8/15/29 (a)	538,000	533,580
BlackRock TCP Capital Corp.
3.900% 8/23/24	163,000	162,281
Blackstone Private Credit Fund
2.625% 12/15/26	490,000	448,131
Blackstone Secured Lending Fund
5.875% 11/15/27	139,000	137,990
Blue Owl Credit Income Corp.
4.700% 2/08/27	650,000	618,527
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	627,000	613,395

	Principal Amount	Value
Golub Capital BDC, Inc.
2.500% 8/24/26	$ 270,000	$248,359
6.000% 7/15/29	621,000	609,215
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (b)	305,000	301,597
6.750% 1/30/29 (a)	368,000	370,705
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	406,966
		5,929,613
Lodging — 0.1%
Las Vegas Sands Corp.
6.000% 8/15/29	166,000	166,857
Machinery - Construction & Mining — 0.5%
Weir Group PLC
2.200% 5/13/26 (a)	680,000	638,220
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	350,000	336,051
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	475,000	405,974
Paramount Global
3.700% 6/01/28	675,000	608,662
		1,350,687
Mining — 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.750% 5/15/25 (a)	550,000	544,298
Oil & Gas — 1.3%
Ovintiv, Inc.
5.375% 1/01/26	275,000	273,589
Parkland Corp.
5.875% 7/15/27 (a)	193,000	190,470
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	645,080
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.838% 9/30/27 (a)	466,875	469,791
		1,578,930
Packaging & Containers — 0.2%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a)	290,000	288,510
Pharmaceuticals — 1.3%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	325,000	308,636

The accompanying notes are an integral part of the financial statements.
64

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hikma Finance USA LLC
3.250% 7/09/25 (a)	$ 675,000	$653,923
Viatris, Inc.
2.300% 6/22/27	650,000	593,419
		1,555,978
Pipelines — 1.7%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	282,230
Enbridge, Inc.
5.300% 4/05/29	300,000	300,484
Energy Transfer LP
4.950% 6/15/28	625,000	616,742
EnLink Midstream Partners LP
4.850% 7/15/26	325,000	318,959
EQM Midstream Partners LP
5.500% 7/15/28	300,000	295,423
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	237,744
		2,051,582
Real Estate Investment Trusts (REITS) — 3.8%
CubeSmart LP
2.250% 12/15/28	390,000	343,402
EPR Properties
4.500% 6/01/27	650,000	621,766
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	293,506
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	348,000	345,159
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	753,758
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	613,447
Store Capital LLC
4.500% 3/15/28	325,000	309,317
Sun Communities Operating LP
5.500% 1/15/29	295,000	295,079
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	325,000	308,681
Vornado Realty LP
2.150% 6/01/26	310,000	285,906
WEA Finance LLC
3.500% 6/15/29 (a)	350,000	313,954
		4,483,975
Retail — 0.1%
Advance Auto Parts, Inc.
5.900% 3/09/26	144,000	144,016

	Principal Amount	Value
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	$ 260,000	$249,846
Semiconductors — 0.2%
SK Hynix, Inc.
5.500% 1/16/27 (a)	200,000	199,436
Software — 0.1%
Take-Two Interactive Software, Inc.
5.400% 6/12/29	85,000	85,487
Telecommunications — 0.9%
Sprint Capital Corp.
6.875% 11/15/28	460,000	487,647
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	645,000	638,937
		1,126,584
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	513,336
3.375% 1/20/27	270,000	250,023
		763,359
TOTAL CORPORATE DEBT (Cost $55,209,066)		54,007,614
Non-U.S. Government Agency Obligations — 39.2%
Automobile Asset-Backed Securities — 6.8%
American Credit Acceptance Receivables Trust, Series 2022-1, Class D
2.460% 3/13/28 (a)	1,400,000	1,374,053
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C
3.150% 3/20/26 (a)	1,083,000	1,063,037
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	232,950
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	200,454	190,565
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	756,792
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,000,000	961,100
Series 2024-3A, Class B, 5.570% 9/15/28	500,000	499,253

The accompanying notes are an integral part of the financial statements.
65

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	$ 500,000	$503,254
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	397,029
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	499,659
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	212,649
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	1,400,000	1,387,496
		8,077,837
Commercial Mortgage-Backed Securities — 6.5%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
4.024% VRN 11/05/32 (a) (d)	370,000	334,825
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.126% FRN 7/15/35 (a)	500,000	496,951
BX Commercial Mortgage Trust, Series 2021-SOAR, Class E, 1 mo. USD Term SOFR + 1.914%
7.244% FRN 6/15/38 (a)	286,693	282,944
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.776% FRN 12/15/37 (a)	545,194	544,171
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	84,823
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	918,437
ELM Trust, Series 2024-ELM, Class A15,
5.801% VRN 6/10/39 (a) (d)	1,100,000	1,099,180
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
6.795% FRN 8/15/38 (a)	545,520	531,267
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
6.743% FRN 2/15/39 (a)	900,000	874,945

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.194% FRN 3/15/38 (a)	$ 365,665	$351,494
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
7.544% FRN 4/15/38 (a)	520,104	514,577
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	398,833	372,978
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.644% FRN 1/15/36 (a)	616,000	566,597
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.194% FRN 1/15/36 (a)	414,000	350,056
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.544% FRN 7/15/39 (a)	711,000	484,201
		7,807,446
Home Equity Asset-Backed Securities — 0.1%
Residential Asset Mortgage Products Trust, Series 2005-EFC1, Class M5, 1 mo. USD Term SOFR + 0.764%
6.435% FRN 5/25/35	84,580	83,359
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.660% FRN 11/25/35 (a)	38,611	38,129
		121,488
Other Asset-Backed Securities — 14.7%
Apidos CLO XXVI Ltd., Series 2017-26A, Class A2R, 3 mo. USD Term SOFR + 1.762%
7.089% FRN 7/18/29 (a)	500,000	500,500
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	661,164	590,671
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.647% FRN 4/18/35 (a)	500,000	500,221
BHG Securitization Trust
Series 2021-B, Class C, 2.240% 10/17/34 (a)	448,000	401,395

The accompanying notes are an integral part of the financial statements.
66

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-C, Class A, 5.320% 10/17/35 (a)	$ 182,984	$182,476
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.242%
6.566% FRN 7/20/29 (a)	389,857	389,779
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	93,229	89,014
Business Jet Securities LLC, Series 2021-1A, Class A
2.162% 4/15/36 (a)	255,179	241,643
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.929% FRN 10/15/31 (a)	500,000	500,398
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442%
6.770% FRN 7/15/34 (a)	600,000	600,639
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.566% FRN 4/20/31 (a)	206,494	206,674
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 3 mo. USD Term SOFR + 1.412%
6.729% FRN 10/17/34 (a)	500,000	500,338
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.135% FRN 10/24/30 (a)	500,000	500,939
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	192,369	183,000
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
6.661% FRN 5/20/36 (a)	500,000	500,766
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	833,348	764,737
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	235,865	222,827
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	300,537	253,986
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	144,546	129,440

	Principal Amount	Value
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	$ 137,184	$123,871
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	126,220	114,710
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	72,038	62,063
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	69,142	62,564
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	144,216	133,179
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	128,398	119,286
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	293,435	294,702
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	307,080	283,644
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	683,333	362,165
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	54,304	52,649
Juniper Valley Park CLO Ltd., 3 mo. USD LIBOR + 1.250%
6.582% FRN 7/20/36 (a) (e)	500,000	500,000
Madison Park Funding XXXII Ltd., Series 2018-32A, Class BR, 3 mo. USD Term SOFR + 1.662%
6.986% FRN 1/22/31 (a)	500,000	497,679
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	113,151	103,937
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	24,194	23,167
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.985% FRN 7/25/30 (a)	250,000	250,189
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	67,415	64,530
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	52,033	51,220
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	1,100,000	1,100,826

The accompanying notes are an integral part of the financial statements.
67

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	$ 500,000	$488,441
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	458,469	459,849
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
7.074% FRN 4/25/32 (a)	500,000	500,977
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.730% FRN 10/15/35 (a)	500,000	500,817
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
6.675% FRN 7/15/37 (a)	500,000	500,037
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	269,906
Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	430,000	427,554
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	19,389	18,857
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, 3 mo. USD Term SOFR + 1.402%
6.728% FRN 10/23/34 (a)	500,000	500,070
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.866% FRN 4/20/33 (a)	1,000,000	1,000,860
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	900,000	902,880
Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD Term SOFR + 1.362%
6.690% FRN 4/15/32 (a)	500,000	500,845
		17,530,917
Student Loans Asset-Backed Securities — 5.4%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	616,520	545,237
Series 2017-A, Class B, 4.500% 11/26/46 (a)	204,005	193,367
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 6.660% FRN 12/26/47 (a)	197,702	197,726

	Principal Amount	Value
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 7.110% FRN 11/26/46 (a)	$ 134,710	$135,776
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,444
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	14,162
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,160
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	33,670
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	49,231	44,507
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	240,457
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	624,997	603,195
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	1,226,301	1,080,715
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,795,724
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	281,809	264,450
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.900% FRN 1/25/44	257,310	245,287
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 5.910% FRN 1/25/41	266,601	251,905
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.920% FRN 1/25/55	96,436	91,525
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 6.193% FRN 11/15/35 (a)	139,545	138,167
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.543% FRN 9/15/34 (a)	16,394	16,377
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.983% FRN 9/15/53 (a)	550,790	558,330
		6,470,181

The accompanying notes are an integral part of the financial statements.
68

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 5.6%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	$ 1,066,429	$1,069,697
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (d)	60,042	55,604
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.457% VRN 8/25/34 (d)	686	678
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (d)	42,993	41,318
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	272,176	260,510
Credit Suisse Mortgage Trust
Series 2021-NQM2, Class A3, 1.538% VRN 2/25/66 (a) (d)	427,152	361,056
Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (d)	500,000	340,631
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	102,849	94,910
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	529,903	416,346
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (d)	320,410	274,693
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (d)	94,270	87,003
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	597,942	492,692
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	470,255
OBX Trust
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	703,624	551,985
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (d)	333,000	223,947
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	456,075	398,489
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	185,083	152,850

	Principal Amount	Value
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	$ 406,401	$391,712
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	173,436	146,644
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	244,582
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	502,492
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (d)	110,943	108,807
		6,686,901
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (d)	122,431	104,629
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $49,926,793)		46,799,399
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #491089 7.000% 12/15/28	178	178
Pool #500928 7.000% 5/15/29	360	366
Pool #510083 7.000% 7/15/29	19	19
Pool #493723 7.000% 8/15/29	277	282
Pool #581417 7.000% 7/15/32	482	487
Government National Mortgage Association II
Pool #8746 1 yr. CMT + 1.500% 3.750% FRN 11/20/25	80	79
Pool #80136 1 yr. CMT + 1.500% 3.750% FRN 11/20/27	36	36
		1,447
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,583)		1,447
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bonds & Notes — 0.6%
U.S. Treasury Notes
1.750% 12/31/24	700,000	687,661
TOTAL U.S. TREASURY OBLIGATIONS (Cost $702,023)		687,661

The accompanying notes are an integral part of the financial statements.
69

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL BONDS & NOTES (Cost $105,839,465)		$101,496,121
TOTAL LONG-TERM INVESTMENTS (Cost $105,839,465)		101,496,121
Short-Term Investments — 15.8%
Commercial Paper — 12.5%
American Honda Finance Corp.
5.670% 7/03/24	$3,000,000	2,997,747
Avangrid, Inc.
5.705% 7/01/24 (a)	1,000,000	999,534
Intel Corp.
5.627% 7/18/24 (a)	2,000,000	1,993,956
Parker-Hannifin Corp.
5.554% 8/02/24 (a)	2,000,000	1,989,241
Penske Truck Leasing Co. LP
5.710% 9/16/24	2,000,000	1,974,859
Vulcan Materials Co.
5.605% 7/17/24 (a)	2,000,000	1,994,193
VW Credit, Inc.
5.645% 7/17/24 (a)	2,000,000	1,994,197
Williams Cos., Inc.
5.600% 7/19/24	1,000,000	996,797
		14,940,524

Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,936,673	1,936,673

	Principal Amount
Repurchase Agreement — 1.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$ 2,039,122	2,039,122
TOTAL SHORT-TERM INVESTMENTS (Cost $18,923,721)		18,916,319
TOTAL INVESTMENTS — 100.8% (Cost $124,763,186) (i)		120,412,440
Other Assets/ (Liabilities) — (0.8)%		(1,012,855)
NET ASSETS — 100.0%		$119,399,585

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $80,273,001 or 67.23% of net assets.

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,894,961 or 1.59% of net assets. (Note 2).
(c)
Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $334,513 or 0.28% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $2,039,394. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,079,906.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
70

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	57.9%
Cayman Islands	7.7%
United Kingdom	3.3%
France	2.1%
Netherlands	1.8%
Canada	1.4%
Indonesia	1.3%
Ireland	1.1%
Bermuda	1.1%
Brazil	0.9%
India	0.8%
Australia	0.7%
Denmark	0.6%
Germany	0.6%
Switzerland	0.6%
Jordan	0.5%
Saudi Arabia	0.5%
Mexico	0.5%
Qatar	0.4%
Kuwait	0.4%
Republic of Korea	0.3%
Italy	0.3%
Sweden	0.2%
Total Long-Term Investments	85.0%
Short-Term Investments and Other Assets and Liabilities	15.0%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/24	307	$62,512,757	$182,399
Short
U.S. Treasury Long Bond	9/19/24	2	$(233,841)	$(2,784)
U.S. Treasury Ultra 10 Year	9/19/24	21	(2,360,508)	(23,648)
U.S. Treasury Note 5 Year	9/30/24	209	(22,119,034)	(155,794)
				$(182,226)

The accompanying notes are an integral part of the financial statements.
71

MML Small Cap Equity Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 98.6%
Common Stock — 98.6%
Communication Services — 1.0%
Ziff Davis, Inc. (a)	22,079	$1,215,449
Consumer Discretionary — 8.7%
AutoNation, Inc. (a)	13,093	2,086,762
Dorman Products, Inc. (a)	18,190	1,664,021
KB Home	29,105	2,042,589
Steven Madden Ltd.	32,538	1,376,357
Texas Roadhouse, Inc.	5,708	980,121
TopBuild Corp. (a)	2,351	905,770
Visteon Corp. (a)	15,088	1,609,890
		10,665,510
Consumer Staples — 2.7%
BellRing Brands, Inc. (a)	31,857	1,820,309
BJ’s Wholesale Club Holdings, Inc. (a)	16,482	1,447,779
		3,268,088
Energy — 5.6%
Chesapeake Energy Corp. (b)	13,804	1,134,551
CNX Resources Corp. (a)	65,536	1,592,525
Helmerich & Payne, Inc. (b)	48,665	1,758,753
Northern Oil & Gas, Inc.	40,263	1,496,576
Nov, Inc.	43,134	819,977
		6,802,382
Financials — 13.9%
Bank of NT Butterfield & Son Ltd.	20,865	732,779
Berkshire Hills Bancorp, Inc.	27,561	628,391
Cathay General Bancorp	35,395	1,335,099
Columbia Banking System, Inc.	54,854	1,091,046
Definity Financial Corp.	36,836	1,211,128
Federated Hermes, Inc.	46,234	1,520,174
Marqeta, Inc. Class A (a)	137,097	751,291
OceanFirst Financial Corp.	43,326	688,450
Pacific Premier Bancorp, Inc.	52,630	1,208,911
PennyMac Financial Services, Inc.	19,588	1,853,025
Skyward Specialty Insurance Group, Inc. (a)	14,398	520,920
Stifel Financial Corp.	11,231	945,089
United Community Banks, Inc.	29,492	750,866
Webster Financial Corp.	26,206	1,142,319
Wintrust Financial Corp.	18,410	1,814,490
WSFS Financial Corp.	18,534	871,098
		17,065,076

	Number of Shares	Value
Health Care — 18.6%
Acadia Healthcare Co., Inc. (a)	23,208	$1,567,468
Addus HomeCare Corp. (a)	7,150	830,187
ADMA Biologics, Inc. (a)	231,285	2,585,766
Ascendis Pharma AS ADR (a)	9,557	1,303,384
BioLife Solutions, Inc. (a) (b)	42,721	915,511
Bridgebio Pharma, Inc. (a)	27,744	702,756
BrightSpring Health Services, Inc. (a)	57,915	657,914
Collegium Pharmaceutical, Inc. (a)	38,463	1,238,509
CryoPort, Inc. (a) (b)	19,791	136,756
Encompass Health Corp.	10,942	938,714
Evolent Health, Inc. Class A (a)	40,678	777,763
Guardant Health, Inc. (a)	36,071	1,041,730
Immunovant, Inc. (a) (b)	13,152	347,213
Inspire Medical Systems, Inc. (a) (b)	4,497	601,834
Integer Holdings Corp. (a) (b)	11,589	1,341,890
Intra-Cellular Therapies, Inc. (a)	20,733	1,420,003
Merus NV (a)	7,568	447,799
Repligen Corp. (a)	7,373	929,440
Structure Therapeutics, Inc. ADR (a)	7,343	288,360
Tenet Healthcare Corp. (a)	6,671	887,443
TransMedics Group, Inc. (a) (b)	11,600	1,747,192
Twist Bioscience Corp. (a)	34,037	1,677,343
Ultragenyx Pharmaceutical, Inc. (a)	8,644	355,268
		22,740,243
Industrials — 18.8%
ABM Industries, Inc.	19,764	999,466
Air Lease Corp.	24,570	1,167,812
Allison Transmission Holdings, Inc.	24,174	1,834,807
Atkore, Inc.	17,555	2,368,696
BWX Technologies, Inc.	10,436	991,420
CACI International, Inc. Class A (a)	3,010	1,294,691
Casella Waste Systems, Inc. Class A (a)	18,387	1,824,358
Curtiss-Wright Corp.	3,501	948,701
Enpro, Inc.	10,679	1,554,542
Esab Corp.	17,373	1,640,532
Gates Industrial Corp. PLC (a)	60,379	954,592
Hub Group, Inc. Class A	41,146	1,771,335
Korn Ferry	28,064	1,884,217
Paycor HCM, Inc. (a)	77,161	979,945
Regal Rexnord Corp.	5,485	741,682

The accompanying notes are an integral part of the financial statements.
72

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zurn Elkay Water Solutions Corp. Class C	69,203	$2,034,568
		22,991,364
Information Technology — 14.2%
Allegro MicroSystems, Inc. (a) (b)	44,650	1,260,916
ASGN, Inc. (a)	16,026	1,413,013
Astera Labs, Inc. (a)	4,482	271,206
Belden, Inc.	16,725	1,568,805
Envestnet, Inc. (a) (b)	21,841	1,367,028
Gitlab, Inc. Class A (a)	23,288	1,157,879
HashiCorp, Inc. Class A (a)	28,170	949,047
Itron, Inc. (a)	21,247	2,102,603
MACOM Technology Solutions Holdings, Inc. (a)	19,017	2,119,825
MKS Instruments, Inc.	12,198	1,592,815
Progress Software Corp.	20,774	1,127,197
Silicon Laboratories, Inc. (a)	10,266	1,135,728
Vishay Intertechnology, Inc.	60,874	1,357,490
		17,423,552
Materials — 6.6%
ATI, Inc. (a) (b)	30,435	1,687,621
Century Aluminum Co. (a) (b)	37,497	628,075
Commercial Metals Co.	22,624	1,244,094
Kaiser Aluminum Corp.	9,759	857,816
Silgan Holdings, Inc.	30,629	1,296,525
Summit Materials, Inc. Class A (a)	65,159	2,385,471
		8,099,602
Real Estate — 6.5%
DiamondRock Hospitality Co.	215,563	1,821,508
DigitalBridge Group, Inc.	86,536	1,185,543
Four Corners Property Trust, Inc.	70,669	1,743,404
Outfront Media, Inc.	113,371	1,621,205
Terreno Realty Corp.	27,249	1,612,596
		7,984,256
Utilities — 2.0%
Chesapeake Utilities Corp.	10,928	1,160,553
Portland General Electric Co. (b)	29,692	1,283,882
		2,444,435
TOTAL COMMON STOCK (Cost $86,869,050)		120,699,957
TOTAL EQUITIES (Cost $86,869,050)		120,699,957
TOTAL LONG-TERM INVESTMENTS (Cost $86,869,050)		120,699,957

	Principal Amount	Value
Short-Term Investments — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$1,767,380	$1,767,380
TOTAL SHORT-TERM INVESTMENTS (Cost $1,767,380)		1,767,380
TOTAL INVESTMENTS — 100.1% (Cost $88,636,430) (d)		122,467,337
Other Assets/ (Liabilities) — (0.1)%		(63,282)
NET ASSETS — 100.0%		$122,404,055

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $10,753,452 or 8.79% of net assets. The Fund received $10,926,446 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $1,767,615. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,802,737.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
73

MML Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
Equities — 96.2%
Common Stock — 95.2%
Brazil — 5.8%
Ambev SA	173,512	$354,157
Arezzo Industria e Comercio SA	7,436	68,306
B3 SA - Brasil Bolsa Balcao	57,800	105,879
Banco BTG Pactual SA	45,100	249,377
Localiza Rent a Car SA	49,459	371,599
NU Holdings Ltd. Class A (a)	56,889	733,299
Raia Drogasil SA	28,300	130,005
Vale SA Sponsored ADR	23,252	259,725
WEG SA	48,784	368,186
		2,640,533
Chile — 1.0%
Antofagasta PLC	8,747	231,943
Banco de Chile	1,955,987	222,505
		454,448
China — 17.7%
Airtac International Group	4,000	121,290
Budweiser Brewing Co. APAC Ltd. (b)	142,800	168,110
H World Group Ltd.	4,600	15,313
H World Group Ltd. ADR	58,604	1,952,685
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	6,500	3,180
NetEase, Inc. ADR	1,698	162,295
New Horizon Health, Ltd. (a) (b) (c)	63,000	114,075
PDD Holdings, Inc. ADR (a)	5,709	759,012
Tencent Holdings Ltd.	62,209	2,952,500
WuXi XDC Cayman, Inc. (a)	76,000	168,446
Yum China Holdings, Inc.	27,742	855,563
ZTO Express Cayman, Inc. ADR	36,772	763,019
		8,035,488
France — 4.3%
L’Oreal SA	609	267,786
Pernod Ricard SA	7,227	983,503
TotalEnergies SE (d)	10,583	705,347
		1,956,636
Hong Kong — 0.1%
AIA Group Ltd.	3,800	25,768
India — 16.3%
Adani Ports & Special Economic Zone Ltd.	12,804	225,054
Havells India Ltd.	14,764	321,634
HCL Technologies Ltd.	12,726	222,241
HDFC Bank Ltd.	86,054	1,739,577

	Number of Shares	Value
Infosys Ltd.	21,475	$403,217
Kotak Mahindra Bank Ltd.	103,211	2,220,498
Macrotech Developers Ltd. (b)	18,230	326,229
Oberoi Realty Ltd.	31,079	654,738
Sun Pharmaceutical Industries Ltd.	1,370	24,919
Tata Consultancy Services Ltd.	26,930	1,257,826
		7,395,933
Indonesia — 1.5%
Bank Central Asia Tbk. PT	938,400	566,108
Bank Rakyat Indonesia Persero Tbk. PT	500,300	139,573
		705,681
Italy — 2.0%
Ermenegildo Zegna NV (d)	7,854	92,991
PRADA SpA	108,800	813,503
		906,494
Japan — 2.3%
Chugai Pharmaceutical Co. Ltd.	11,100	396,234
Daiichi Sankyo Co. Ltd.	19,000	663,739
		1,059,973
Mexico — 10.4%
America Movil SAB de CV ADR	38,776	659,192
Fomento Economico Mexicano SAB de CV	120,824	1,297,001
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,640	41,490
Grupo Aeroportuario del Sureste SAB de CV Class B	2,711	81,730
Grupo Mexico SAB de CV Series B	327,373	1,766,329
Wal-Mart de Mexico SAB de CV	263,829	901,157
		4,746,899
Netherlands — 0.3%
Argenx SE ADR (a)	342	147,074
Peru — 0.9%
Credicorp Ltd.	2,597	418,974
Philippines — 1.5%
SM Investments Corp.	38,825	549,112
SM Prime Holdings, Inc.	234,400	113,047
		662,159
Poland — 0.6%
Allegro.eu SA (a) (b)	28,983	270,239

The accompanying notes are an integral part of the financial statements.
74

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Portugal — 2.2%
Galp Energia SGPS SA	43,340	$915,650
Jeronimo Martins SGPS SA	4,534	88,539
		1,004,189
Republic of Korea — 8.3%
LG H&H Co. Ltd.	146	36,496
Samsung Biologics Co. Ltd. (a) (b)	1,393	733,413
Samsung Electronics Co. Ltd.	40,818	2,398,702
SK Hynix, Inc.	3,470	588,477
		3,757,088
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (e)	1,117	—
Sberbank of Russia PJSC (a) (c) (e)	7,525	—
		—
South Africa — 1.1%
FirstRand Ltd.	123,984	522,359
Switzerland — 1.6%
Cie Financiere Richemont SA Registered Class A	4,134	645,188
Galderma Group AG (a)	1,075	88,355
		733,543
Taiwan — 14.7%
Global Unichip Corp.	1,000	49,091
MediaTek, Inc.	19,000	812,255
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	5,650,887
Voltronic Power Technology Corp.	3,000	177,520
		6,689,753
Turkey — 1.0%
Akbank TAS	36,068	70,782
BIM Birlesik Magazalar AS	7,559	126,100
KOC Holding AS	25,268	176,028
Migros Ticaret AS	5,154	83,613
		456,523
United Arab Emirates — 0.3%
Americana Restaurants International PLC	164,314	140,143
United Kingdom — 1.3%
AstraZeneca PLC	3,815	594,743
TOTAL COMMON STOCK (Cost $39,301,016)		43,324,640

	Number of Shares	Value
Preferred Stock — 1.0%
Brazil — 1.0%
Itau Unibanco Holding SA 7.239%	73,819	$427,984
TOTAL PREFERRED STOCK (Cost $401,991)		427,984
TOTAL EQUITIES (Cost $39,703,007)		43,752,624
Rights — 0.0%
Brazil — 0.0%
Localiza Rent A Car SA (a)	434	699
TOTAL RIGHTS (Cost $0)		699
TOTAL LONG-TERM INVESTMENTS (Cost $39,703,007)		43,753,323

Short-Term Investments — 5.5%
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	727,526	727,526
	Principal Amount
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	$ 1,784,246	1,784,246
TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,772)		2,511,772
TOTAL INVESTMENTS — 101.7% (Cost $42,214,779) (h)		46,265,095
Other Assets/ (Liabilities) — (1.7)%		(754,978)
NET ASSETS — 100.0%		$45,510,117

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.
75

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $1,615,246 or 3.55% of net assets.

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $114,075 or 0.25% of net assets.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $784,474 or 1.72% of net assets. The Fund received $94,716 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)
Maturity value of $1,784,484. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,820,129.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	25.0%
Financials	16.4%
Consumer Discretionary	12.3%
Consumer Staples	9.8%
Communication Services	8.3%
Industrials	7.0%
Health Care	6.4%
Materials	5.0%
Energy	3.6%
Real Estate	2.4%
Total Long-Term Investments	96.2%
Short-Term Investments and Other Assets and Liabilities	3.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
76

MML U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
Short-Term Investments — 99.8%
Discount Notes — 51.6%
Federal Home Loan Bank
5.245% 7/17/24, 7/17/24 (a)	$ 4,000,000	$3,989,460
5.245% 7/17/24, 7/17/24 (a)	1,500,000	1,496,044
5.245% 7/19/24, 7/19/24 (a)	3,350,000	3,340,192
5.245% 7/19/24, 7/19/24 (a)	1,600,000	1,595,308
5.245% 7/26/24, 7/26/24 (a)	11,700,000	11,654,019
5.245% 7/26/24, 7/26/24 (a)	1,400,000	1,394,461
5.245% 7/31/24, 7/31/24 (a)	5,400,000	5,374,704
5.245% 7/31/24, 7/31/24 (a)	1,400,000	1,393,436
1 day USD SOFR + 0.000% 5.340% FRN 7/01/24, 7/24/24 (a)	13,500,000	13,500,000
1 day USD SOFR + 0.005% 5.345% FRN 7/01/24, 7/17/24 (a)	22,000,000	22,000,000
1 day USD SOFR + 0.005% 5.345% FRN 7/01/24, 8/13/24 (a)	16,500,000	16,500,000
1 day USD SOFR + 0.010% 5.350% FRN 7/01/24, 9/05/24 (a)	16,500,000	16,500,000
1 day USD SOFR + 0.025% 5.365% FRN 7/01/24, 11/26/24 (a)	11,000,000	11,000,000
		109,737,624
Repurchase Agreement — 11.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (b)	253,410	253,410
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/28/24, 5.260%, due 7/01/24 (c)	25,000,000	25,000,000
		25,253,410
U.S. Treasury Bill — 36.3%
U.S. Treasury Bill
5.313% 7/02/24 (d)	12,000,000	11,994,738
5.313% 7/02/24 (d)	13,500,000	13,494,071
5.313% 7/02/24 (d)	11,000,000	10,995,173
5.334% 7/23/24 (d)	8,000,000	7,971,889
5.339% 7/16/24 (d)	11,000,000	10,972,643

	Principal Amount	Value
5.345% 7/30/24 (d)	$ 11,000,000	$ 10,950,053
5.358% 8/20/24 (d)	11,000,000	10,916,544
		77,295,111
TOTAL SHORT-TERM INVESTMENTS (Cost $212,286,145)		212,286,145
TOTAL INVESTMENTS — 99.8% (Cost $212,286,145) (e)		212,286,145
Other Assets/ (Liabilities) — 0.2%		448,394
NET ASSETS — 100.0%		$212,734,539

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Maturity value of $253,444. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $258,657.

(c)
Maturity value of $25,010,958. Collateralized by U.S. Government Agency obligations with a rate of 0.00%, maturity dates ranging from 11/15/30 - 8/15/43, and an aggregate market value, including accrued interest, of $25,500,000.

(d)	The rate shown represents yield-to-maturity.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
77

MML Series Investment Fund II

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$711,047,833	$212,100,669
Repurchase agreements, at value (Note 2) (b)	928,510	2,342,322
Total investments (c)	711,976,343	214,442,991
Cash	12	52
Foreign currency, at value (d)	—	1,206,924
Receivables from:
Investments sold
Regular delivery	6,306,722	44,224
Delayed delivery	—	3,053,359
Cash collateral pledged for open derivatives (Note 2)	—	3,026,389
Open forward contracts (Note 2)	—	517,628
Fund shares sold	7,944	26,913
Variation margin on open derivative instruments (Note 2)	—	49,136
Interest and dividends	4,948	1,804,797
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Total assets	718,295,969	224,172,413
Liabilities:
Payables for:
Investments purchased
Regular delivery	6,304,617	189,293
Delayed delivery	—	12,648,755
Cash collateral held for open derivatives (Note 2)	—	—
Written options outstanding, at value (Note 2) (e)	—	136,345
Open forward contracts (Note 2)	—	479,761
Forward sale commitments (Note 2) (f)	—	849,946
Interest and dividends	—	11,116
Fund shares redeemed	476,426	199,587
Cash collateral held for securities on loan (Note 2)	23,114,963	2,130,785
Open swap agreements, at value (Note 2)	—	204,090
Trustees’ fees and expenses (Note 3)	45,594	10,266
Affiliates (Note 3):
Administration fees	—	26,738
Investment advisory fees	218,847	46,392
Service fees	119,579	7,575
Distribution fees	—	—
Due to custodian	—	—
Accrued expense and other liabilities	92,928	133,279
Total liabilities	30,372,954	17,073,928
Net assets	$ 687,923,015	$ 207,098,485
Net assets consist of:
Paid-in capital	$564,848,927	$250,703,773
Accumulated earnings (loss)	123,074,088	(43,605,288)
Net assets	$687,923,015	$207,098,485

(a) Cost of investments:	$617,479,364	$230,026,760
(b) Cost of repurchase agreements:	$928,510	$2,342,322
(c) Securities on loan with market value of:	$22,620,657	$9,827,403
(d) Cost of foreign currency:	$—	$1,208,919
(e) Premiums received on written options:	$—	$175,074
(f) Proceeds from forward sale commitments:	$—	$852,867

The accompanying notes are an integral part of the financial statements.
78

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation-Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$827,331,916	$55,009,391	$52,475,478	$180,188,374	$46,042,919	$78,611,059
4,096,158	—	517,934	1,826,010	—	241,754
831,428,074	55,009,391	52,993,412	182,014,384	46,042,919	78,852,813
—	81,911	144,569	—	53,543	—
—	—	—	—	—	—

—	16,702,405	47,121	—	450,878	762,184
—	—	—	—	—	—
—	—	—	570,000	—	—
—	—	—	—	—	—
5,657	—	229	4,699	—	—
—	—	—	34,662	—	—
827,475	77,170	849,214	385,074	564	1,119
31,361	—	—	—	—	—
—	—	—	2,278,942	—	—
832,292,567	71,870,877	54,034,545	185,287,761	46,547,904	79,616,116

—	16,802,312	725,204	—	415,010	852,243
—	—	105,000	—	—	—
—	—	—	1,050,000	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	1,758,221	—	—
471,616	51	29,473	99,989	659	2,367
—	85,345	2,312,120	—	1,339,300	2,283,300
—	—	—	—	—	—
56,074	1,243	4,551	18,265	467	735

812	7,147	5,916	2,758	5,101	8,662
257,521	19,008	21,735	75,421	4,633	11,720
49,637	1,104	27,487	25,078	—	—
—	—	—	—	10,401	28,483
10,349	—	—	10,275	—	—
109,293	38,770	61,426	59,371	32,802	31,268
955,302	16,954,980	3,292,912	3,099,378	1,808,373	3,218,778
$831,337,265	$54,915,897	$50,741,633	$182,188,383	$44,739,531	$76,397,338

$563,431,102	$49,533,887	$63,231,351	$211,249,538	$42,110,831	$67,600,503
267,906,163	5,382,010	(12,489,718)	(29,061,155)	2,628,700	8,796,835
$ 831,337,265	$ 54,915,897	$ 50,741,633	$ 182,188,383	$ 44,739,531	$ 76,397,338

$678,837,693	$54,140,978	$53,638,839	$184,958,274	$43,754,712	$70,166,933
$4,096,158	$—	$517,934	$1,826,010	$—	$241,754
$2,610,990	$577,269	$2,299,565	$—	$1,307,747	$2,229,507
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
79

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$ 497,427,554
Shares outstanding (a)	23,665,796
Net asset value, offering price and redemption price per share	$21.02
Class II shares:
Net assets		$ 194,724,671
Shares outstanding (a)		23,060,794
Net asset value, offering price and redemption price per share		$8.44
Service Class shares:
Net assets	$190,495,461
Shares outstanding (a)	9,145,280
Net asset value, offering price and redemption price per share	$20.83
Service Class I shares:
Net assets		$12,373,814
Shares outstanding (a)		1,475,924
Net asset value, offering price and redemption price per share		$8.38

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
80

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation-Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$ 754,097,811			$ 142,089,468
26,106,763			16,116,049
$28.89			$8.82

	$ 53,191,196	$6,859,879		$ 26,799,249	$ 27,872,912
	4,170,846	769,609		2,579,745	2,571,094
	$12.75	$8.91		$10.39	$10.84

$77,239,454			$40,098,915
2,736,079			4,597,189
$28.23			$8.72

	$1,724,701	$ 43,881,754		$17,940,282	$48,524,426
	136,386	4,994,515		1,733,009	4,489,777
	$12.65	$8.79		$10.35	$10.81

The accompanying notes are an integral part of the financial statements.
81

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$709,363,314	$118,373,318
Repurchase agreements, at value (Note 2) (b)	3,909,154	2,039,122
Total investments (c)	713,272,468	120,412,440
Cash	—	223
Foreign currency, at value (d)	—	127
Receivables from:
Investments sold
Regular delivery	5,259,671	182,161
Cash collateral pledged for open derivatives (Note 2)	—	777,000
Fund shares sold	14,508	1,993
Variation margin on open derivative instruments (Note 2)	—	27,783
Interest and dividends	4,458,082	860,624
Foreign tax reclaims	—	—
Total assets	723,004,729	122,262,351
Liabilities:
Payables for:
Investments purchased
Regular delivery	2,686,138	217,322
Delayed delivery	87,651,444	500,000
Cash collateral held for when-issued securities (Note2)	210,000	—
Distributions (Note 2)	—	—
Fund shares redeemed	689,510	89,764
Cash collateral held for securities on loan (Note 2)	4,046,980	1,936,673
Trustees’ fees and expenses (Note 3)	54,156	8,283
Variation margin on open derivative instruments (Note 2)	353,227	—
Affiliates (Note 3):
Administration fees	2,759	16,700
Investment advisory fees	203,678	32,530
Service fees	100,514	19,876
Due to custodian	246,864	—
Accrued expense and other liabilities	122,937	41,618
Total liabilities	96,368,207	2,862,766
Net assets	$626,636,522	$119,399,585
Net assets consist of:
Paid-in capital	$741,425,691	$135,788,608
Accumulated earnings (loss)	(114,789,169)	(16,389,023)
Net assets	$ 626,636,522	$ 119,399,585

(a) Cost of investments:	$758,492,166	$122,724,064
(b) Cost of repurchase agreements:	$3,909,154	$2,039,122
(c) Securities on loan with market value of:	$4,381,010	$1,894,961
(d) Cost of foreign currency:	$—	$130

The accompanying notes are an integral part of the financial statements.
82

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$ 120,699,957	$ 44,480,849	$ 187,032,735
1,767,380	1,784,246	25,253,410
122,467,337	46,265,095	212,286,145
—	6	3,658
—	249,677	—

59,750	51,544	—
—	—	—
6,857	669	46,879
—	—	—
102,283	55,816	601,656
—	21,307	—
122,636,227	46,644,114	212,938,338

—	114,077	—
—	—	—
—	—	—
—	—	25
104,461	26,783	64,029
—	727,526	—
7,402	3,431	12,596
—	—	—

811	6,046	—
60,062	20,933	77,014
15,734	7,352	—
—	—	—
43,702	227,849	50,135
232,172	1,133,997	203,799
$122,404,055	$45,510,117	$212,734,539

$71,316,583	$52,892,217	$212,746,599
51,087,472	(7,382,100)	(12,060)
$122,404,055	$45,510,117	$212,734,539

$86,869,050	$40,430,533	$187,032,735
$1,767,380	$1,784,246	$25,253,410
$10,753,452	$784,474	$—
$—	$255,550	$—

The accompanying notes are an integral part of the financial statements.
83

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Initial Class shares:
Net assets	$469,184,142
Shares outstanding (a)	42,875,040
Net asset value, offering price and redemption price per share	$10.94
Class II shares:
Net assets		$ 88,933,661
Shares outstanding (a)		9,739,403
Net asset value, offering price and redemption price per share		$9.13
Service Class shares:
Net assets	$ 157,452,380
Shares outstanding (a)	14,463,254
Net asset value, offering price and redemption price per share	$10.89
Service Class I shares:
Net assets		$30,465,924
Shares outstanding (a)		3,352,415
Net asset value, offering price and redemption price per share		$9.09

(a) Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
84

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$ 97,812,289		$ 212,734,539
8,697,802		212,734,804
$11.25		$1.00

	$ 33,982,366
	6,204,767
	$5.48

$24,591,766
2,249,640
$10.93

	$11,527,751
	2,116,413
	$5.45

The accompanying notes are an integral part of the financial statements.
85

MML Series Investment Fund II (Continued)

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$ 6,929,068	$ —
Interest (b)	2,475	5,651,169
Securities lending net income	49,079	8,029
Total investment income	6,980,622	5,659,198
Expenses (Note 3):
Investment advisory fees	1,398,557	415,824
Custody fees	24,586	87,288
Audit and tax fees	18,293	18,834
Legal fees	12,947	4,989
Proxy fees	1,248	1,248
Accounting & Administration fees	—	4,183
Shareholder reporting fees	1,899	9,268
Trustees’ fees	21,367	7,005
	1,478,897	548,639
Administration fees:
Class II	—	147,032
Service Class I	—	8,902
Distribution and Service fees:
Service Class	233,829	—
Service Class I	—	14,836
Total expenses	1,712,726	719,409
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	(92,365)
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	(5,622)
Investment advisory fees waived	—	(14,037)
Net expenses:	1,712,726	607,385
Net investment income (loss)	5,267,896	5,051,813
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	10,416,701	(3,095,078)
Futures contracts	—	(1,104,121)
Written options	—	1,273,588
Swap agreements	—	1,312,634
Foreign currency transactions	—	(70,053)
Forward contracts	—	(154,305)
Net realized gain (loss)	10,416,701	(1,837,335)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	36,978,965	(3,499,995) *
Futures contracts	—	(2,825,161)
Written options	—	(48,997)
Swap agreements	—	(237,455)
Translation of assets and liabilities in foreign currencies	—	(36,916)
Forward contracts	—	(390,016)
Net change in unrealized appreciation (depreciation)	36,978,965	(7,038,540)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	47,395,666	(8,875,875)
Net increase (decrease) in net assets resulting from operations	$52,663,562	$(3,824,062)

(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$894
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$3,030

The accompanying notes are an integral part of the financial statements.
86

MML Equity Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation-Protected and Income Fund	MML iShares 60/40 Allocation Fund	MML iShares 80/20 Allocation Fund

$ 9,965,878	$ 573,182	$ —	$ —	$ 473,086	$ 691,282
38,397	533	1,913,454	4,825,969	710	1,573
19,086	4,202	8,873	—	1,668	2,382
10,023,361	577,917	1,922,327	4,825,969	475,464	695,237

1,653,251	120,536	150,512	521,249	60,246	102,459
38,251	20,911	35,812	22,525	11,757	11,403
18,155	15,101	18,462	19,119	15,020	14,709
15,423	807	840	3,161	321	823
1,248	1,248	1,248	1,248	1,248	1,248
1,231	1,230	1,230	4,183	—	—
2,268	6,299	9,925	7,019	5,395	5,792
25,677	1,633	1,659	6,151	1,117	1,848
1,755,504	167,765	219,688	584,655	95,104	138,282

—	38,873	5,403	—	19,148	19,727
—	1,306	32,225	—	10,975	31,502

97,629	—	—	49,244	—	—
—	2,177	53,709	—	18,292	52,503
1,853,133	210,121	311,025	633,899	143,519	242,014

—	—	—	(31,157)	—	—
—	—	—	—	(20,676)	(12,451)
—	—	—	(8,733)	—	—
—	—	—	—	(11,881)	(19,937)
—	(13,393)	(10,034)	—	—	—
1,853,133	196,728	300,991	594,009	110,962	209,626
8,170,228	381,189	1,621,336	4,231,960	364,502	485,611

91,717,828	3,638,838	(658,645)	121,146	111,827	231,253
—	—	—	345,094	—	—
—	—	—	—	—	—
—	—	—	(228,857)	—	—
523	—	—	—	—	—
—	—	—	—	—	—
91,718,351	3,638,838	(658,645)	237,383	111,827	231,253

(21,580,283)	(2,487,007)	777,177	349,362	1,945,157	4,938,478
—	—	—	290,065	—	—
—	—	—	—	—	—
—	—	—	(3,083,272)	—	—
(395)	—	—	—	—	—
—	—	—	—	—	—
(21,580,678)	(2,487,007)	777,177	(2,443,845)	1,945,157	4,938,478
70,137,673	1,151,831	118,532	(2,206,462)	2,056,984	5,169,731
$78,307,901	$1,533,020	$1,739,868	$2,025,498	$2,421,486	$5,655,342

$11,812	$700	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
87

MML Series Investment Fund II (Continued)

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	MML Managed Bond Fund	MML Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$ —	$ —
Interest (b)	16,614,417	2,841,989
Securities lending net income	2,807	4,230
Total investment income	16,617,224	2,846,219
Expenses (Note 3):
Investment advisory fees	1,321,994	208,557
Custody fees	35,199	16,225
Audit and tax fees	18,733	18,205
Legal fees	11,053	2,022
Proxy fees	1,248	1,248
Accounting & Administration fees	4,183	4,183
Shareholder reporting fees	1,735	13,433
Trustees’ fees	21,545	3,966
	1,415,690	267,839
Administration fees:
Class II	—	65,532
Service Class I	—	23,850
Distribution and Service fees:
Service Class	200,529	—
Service Class I	—	39,750
Total expenses	1,616,219	396,971
Expenses waived (Note 3):
Class II fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	1,616,219	396,971
Net investment income (loss)	15,001,005	2,449,248
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(4,327,715)	(576,742)
Futures contracts	(284,839)	(350,621)
Swap agreements	(2,188,291)	(209,606)
Foreign currency transactions	—	—
Net realized gain (loss)	(6,800,845)	(1,136,969)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(497,768)	1,659,859
Futures contracts	(4,225,848)	(193,387)
Swap agreements	1,264,798	120,341
Translation of assets and liabilities in foreign currencies	—	(4)
Net change in unrealized appreciation (depreciation)	(3,458,818)	1,586,809
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(10,259,663)	449,840
Net increase (decrease) in net assets resulting from operations	$4,741,342	$2,899,088

(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$981
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
88

MML Small Cap Equity Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$ 808,481	$ 439,875	$ —
11,104	7,826	5,672,006
6,102	461	—
825,687	448,162	5,672,006

390,306	228,708	498,000
11,204	57,646	11,626
18,089	18,548	15,337
1,895	806	3,547
1,248	1,248	1,191
1,230	1,230	—
3,659	9,079	1,576
3,819	1,521	6,971
431,450	318,786	538,248

—	25,621	—
—	8,685	—

30,807	—	—
—	14,475	—
462,257	367,567	538,248

—	(50,193)	—
—	(17,014)	—
462,257	300,360	538,248
363,430	147,802	5,133,758

9,417,395	519,805	117
—	—	—
—	—	—
(765)	(24,064)	—
9,416,630	495,741	117

(6,205,620)	577,821 *	—
—	—	—
—	—	—
—	(4,488)	—
(6,205,620)	573,333	—
3,211,010	1,069,074	117
$3,574,440	$1,216,876	$5,133,875

$1,297	$61,197	$—
$—	$—	$—
$—	$72,259	$—

The accompanying notes are an integral part of the financial statements.
89

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 5,267,896	$ 12,590,750
Net realized gain (loss)	10,416,701	4,147,397
Net change in unrealized appreciation (depreciation)	36,978,965	89,218,751
Net increase (decrease) in net assets resulting from operations	52,663,562	105,956,898
Distributions to shareholders (Note 2):
Initial Class	—	(8,071,967)
Class II	—	—
Service Class	—	(2,598,291)
Service Class I	—	—
Total distributions	—	(10,670,258)
Net fund share transactions (Note 5):
Initial Class	(31,661,276)	(44,515,994)
Class II	—	—
Service Class	(11,619,464)	(10,915,466)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(43,280,740)	(55,431,460)
Total increase (decrease) in net assets	9,382,822	39,855,180
Net assets
Beginning of period	678,540,193	638,685,013
End of period	$687,923,015	$678,540,193

The accompanying notes are an integral part of the financial statements.
90

MML Dynamic Bond Fund		MML Equity Fund		MML Equity Rotation Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 5,051,813	$ 10,223,481	$ 8,170,228	$ 16,827,156	$ 381,189	$ 509,519
(1,837,335)	(8,454,364)	91,718,351	11,577,933	3,638,838	4,618,204
(7,038,540)	15,368,756	(21,580,678)	40,945,162	(2,487,007)	4,199,818
(3,824,062)	17,137,873	78,307,901	69,350,251	1,533,020	9,327,541

—	—	—	(71,603,235)	—	—
—	(9,000,237)	—	—	—	(1,051,171)
—	—	—	(7,978,721)	—	—
—	(509,004)	—	—	—	(33,710)
—	(9,509,241)	—	(79,581,956)	—	(1,084,881)

—	—	(39,922,719)	5,709,439	—	—
(9,712,479)	(18,044,504)	—	—	43,554	1,051,219
—	—	(9,218,346)	(6,975,394)	—	—
140,797	156,580	—	—	(255,128)	(495,475)
(9,571,682)	(17,887,924)	(49,141,065)	(1,265,955)	(211,574)	555,744
(13,395,744)	(10,259,292)	29,166,836	(11,497,660)	1,321,446	8,798,404

220,494,229	230,753,521	802,170,429	813,668,089	53,594,451	44,796,047
$207,098,485	$220,494,229	$831,337,265	$802,170,429	$54,915,897	$53,594,451

The accompanying notes are an integral part of the financial statements.
91

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML High Yield Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 1,621,336	$ 3,170,783
Net realized gain (loss)	(658,645)	(3,348,066)
Net change in unrealized appreciation (depreciation)	777,177	6,539,709
Net increase (decrease) in net assets resulting from operations	1,739,868	6,362,426
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(669,663)
Service Class	—	—
Service Class I	—	(2,782,342)
Total distributions	—	(3,452,005)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	(1,425,389)	(8,158,653)
Service Class	—	—
Service Class I	(978,602)	(75,767)
Increase (decrease) in net assets from fund share transactions	(2,403,991)	(8,234,420)
Total increase (decrease) in net assets	(664,123)	(5,323,999)
Net assets
Beginning of period	51,405,756	56,729,755
End of period	$50,741,633	$51,405,756

The accompanying notes are an integral part of the financial statements.
92

MML Inflation-Protected and Income Fund		MML iShares 60/40 Allocation Fund		MML iShares 80/20 Allocation Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 4,231,960	$ 7,933,667	$ 364,502	$ 673,056	$ 485,611	$ 950,763
237,383	(19,789,730)	111,827	(61,644)	231,253	(262,847)
(2,443,845)	21,677,872	1,945,157	3,948,365	4,938,478	8,138,866
2,025,498	9,821,809	2,421,486	4,559,777	5,655,342	8,826,782

—	(7,055,799)	—	—	—	—
—	—	—	(419,274)	—	(355,413)
—	(1,819,353)	—	—	—	—
—	—	—	(193,407)	—	(470,804)
—	(8,875,152)	—	(612,681)	—	(826,217)

(4,579,010)	(16,871,875)	—	—	—	—
—	—	38,479	425,255	45,267	376,701
(443,439)	(3,199,696)	—	—	—	—
—	—	4,468,676	6,397,800	7,000,406	15,012,518
(5,022,449)	(20,071,571)	4,507,155	6,823,055	7,045,673	15,389,219
(2,996,951)	(19,124,914)	6,928,641	10,770,151	12,701,015	23,389,784

185,185,334	204,310,248	37,810,890	27,040,739	63,696,323	40,306,539
$182,188,383	$185,185,334	$44,739,531	$37,810,890	$76,397,338	$63,696,323

The accompanying notes are an integral part of the financial statements.
93

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Managed Bond Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 15,001,005	$ 31,934,601
Net realized gain (loss)	(6,800,845)	(47,957,220)
Net change in unrealized appreciation (depreciation)	(3,458,818)	59,269,943
Net increase (decrease) in net assets resulting from operations	4,741,342	43,247,324
Distributions to shareholders (Note 2):
Initial Class	—	(20,067,803)
Class II	—	—
Service Class	—	(6,409,411)
Service Class I	—	—
Total distributions	—	(26,477,214)
Net fund share transactions (Note 5):
Initial Class	(19,096,295)	(96,410,005)
Class II	—	—
Service Class	(11,117,878)	(21,344,274)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(30,214,173)	(117,754,279)
Total increase (decrease) in net assets	(25,472,831)	(100,984,169)
Net assets
Beginning of period	652,109,353	753,093,522
End of period	$626,636,522	$652,109,353

The accompanying notes are an integral part of the financial statements.
94

MML Short-Duration Bond Fund		MML Small Cap Equity Fund		MML Strategic Emerging Markets Fund
Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$ 2,449,248	$ 4,542,749	$ 363,430	$ 525,704	$ 147,802	$ 354,618
(1,136,969)	(2,705,544)	9,416,630	10,727,997	495,741	(3,130,846)
1,586,809	6,459,547	(6,205,620)	8,135,989	573,333	7,834,906
2,899,088	8,296,752	3,574,440	19,389,690	1,216,876	5,058,678

—	—	—	(1,189,857)	—	—
—	(3,331,907)	—	—	—	(37,979)
—	—	—	(248,123)	—	—
—	(1,070,909)	—	—	—	—
—	(4,402,816)	—	(1,437,980)	—	(37,979)

—	—	(4,309,177)	(5,520,655)	—	—
(1,971,226)	(13,112,860)	—	—	(3,220,820)	(4,757,923)
—	—	(1,405,028)	(2,018,191)	—	—
(3,181,503)	(82,287)	—	—	(854,084)	(952,125)
(5,152,729)	(13,195,147)	(5,714,205)	(7,538,846)	(4,074,904)	(5,710,048)
(2,253,641)	(9,301,211)	(2,139,765)	10,412,864	(2,858,028)	(689,349)

121,653,226	130,954,437	124,543,820	114,130,956	48,368,145	49,057,494
$119,399,585	$121,653,226	$122,404,055	$124,543,820	$45,510,117	$48,368,145

The accompanying notes are an integral part of the financial statements.
95

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML U.S. Government Money Market Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$ 5,133,758	$ 10,069,719
Net realized gain (loss)	117	228
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	5,133,875	10,069,947
Distributions to shareholders (Note 2):
Initial Class	(5,133,843)	(10,069,662)
Total distributions	(5,133,843)	(10,069,662)
Net fund share transactions (Note 5):
Initial Class	1,699,134	(30,130,437)
Increase (decrease) in net assets from fund share transactions	1,699,134	(30,130,437)
Total increase (decrease) in net assets	1,699,166	(30,130,152)
Net assets
Beginning of period	211,035,373	241,165,525
End of period	$212,734,539	$211,035,373

The accompanying notes are an integral part of the financial statements.
96

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$19.45	$0.16	$1.41	$1.57	$—	$—	$—	$21.02	8.05%[b]	$497,428	0.44%[a]	1.64%[a]
12/31/23	16.82	0.36	2.58	2.94	(0.31)	—	(0.31)	19.45	17.62%	490,890	0.45%	1.99%
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
12/31/19	20.35	0.49	3.71	4.20	(0.53)	(1.09)	(1.62)	22.93	21.38%	574,827	0.45%	2.24%
Service Class
6/30/24[r]	$19.30	$0.14	$1.39	$1.53	$—	$—	$—	$20.83	7.91%[b]	$190,495	0.69%[a]	1.38%[a]
12/31/23	16.69	0.31	2.56	2.87	(0.26)	—	(0.26)	19.30	17.32%	187,650	0.70%	1.74%
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%
12/31/19	20.29	0.43	3.71	4.14	(0.47)	(1.09)	(1.56)	22.87	21.08%	161,870	0.70%	1.99%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate[x]	4%	6%	5%	8%	231%	132%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
97

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$8.59	$0.20	$(0.35)	$(0.15)	$—	$—	$8.44	(1.75%)[b]	$194,725	0.68%[a]	0.57%[a]	4.87%[a]
12/31/23	8.32	0.39	0.25	0.64	(0.37)	(0.37)	8.59	7.99%	208,036	0.69%	0.57%	4.58%
12/31/22	10.06	0.31	(1.70)	(1.39)	(0.35)	(0.35)	8.32	(13.98%)	218,857	0.65%	0.57%	3.40%
12/31/21	10.44	0.29	(0.29)	(0.00)[d]	(0.38)	(0.38)	10.06	(0.01%)	294,648	0.60%	0.57%	2.86%
12/31/20	10.08	0.29	0.10	0.39	(0.03)	(0.03)	10.44	3.91%	315,514	0.62%	N/A	2.88%
12/31/19	9.61	0.35	0.48	0.83	(0.36)	(0.36)	10.08	8.73%	388,029	0.60%	0.60%[l]	3.55%
Service Class I
6/30/24[r]	$8.54	$0.19	$(0.35)	$(0.16)	$—	$—	$8.38	(1.87%)[b]	$12,374	0.93%[a]	0.82%[a]	4.63%[a]
12/31/23	8.27	0.36	0.26	0.62	(0.35)	(0.35)	8.54	7.79%	12,459	0.94%	0.82%	4.34%
12/31/22	10.01	0.28	(1.69)	(1.41)	(0.33)	(0.33)	8.27	(14.26%)	11,896	0.90%	0.82%	3.16%
12/31/21	10.39	0.27	(0.29)	(0.02)	(0.36)	(0.36)	10.01	(0.18%)	13,571	0.85%	0.82%	2.61%
12/31/20	10.07	0.27	0.08	0.35	(0.03)	(0.03)	10.39	3.51%	12,458	0.87%	N/A	2.62%
12/31/19	9.59	0.33	0.48	0.81	(0.33)	(0.33)	10.07	8.53%	10,142	0.85%	0.85%[l]	3.28%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	84%	166%	203%	193%	159%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
98

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$26.27	$0.28	$2.34	$2.62	$—	$—	$—	$28.89	9.94%[b]	$754,098	0.43%[a]	2.02%[a]
12/31/23	26.76	0.57	1.74	2.31	(0.58)	(2.22)	(2.80)	26.27	9.32%	723,177	0.44%	2.17%
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
12/31/19	24.16	0.57	5.42	5.99	(0.57)	(1.48)	(2.05)	28.10	25.92%	729,367	0.44%	2.14%
Service Class
6/30/24[r]	$25.71	$0.24	$2.28	$2.52	$—	$—	$—	$28.23	9.81%[b]	$77,239	0.68%[a]	1.77%[a]
12/31/23	26.23	0.49	1.71	2.20	(0.50)	(2.22)	(2.72)	25.71	9.05%	78,993	0.69%	1.92%
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%
12/31/19	23.82	0.50	5.34	5.84	(0.50)	(1.48)	(1.98)	27.68	25.61%	97,058	0.69%	1.89%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	55%	48%	90%	73%	82%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
99

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$12.40	$0.09	$0.26	$0.35	$—	$—	$—	$12.75	2.82%[b]	$53,191	0.78%[a]	0.73%[a]	1.43%[a]
12/31/23	10.47	0.12	2.07	2.19	(0.24)	(0.02)	(0.26)	12.40	20.97%	51,657	0.75%	0.70%	1.04%
12/31/22	13.83	0.13	(2.08)	(1.95)	—	(1.41)	(1.41)	10.47	(14.29%)	42,722	0.81%	0.76%	1.12%
12/31/21	14.79	0.10	3.85	3.95	(0.10)	(4.81)	(4.91)	13.83	28.37%	49,828	0.78%	0.73%	0.60%
12/31/20	12.40	0.14	2.68	2.82	(0.21)	(0.22)	(0.43)	14.79	22.92%	38,834	0.79%	0.79%[k]	1.13%
12/31/19	10.89	0.10	1.67	1.77	(0.05)	(0.21)	(0.26)	12.40	16.50%	31,593	0.86%	0.83%	0.84%
Service Class I
6/30/24[r]	$12.31	$0.07	$0.27	$0.34	$—	$—	$—	$12.65	2.76%[b]	$1,725	1.03%[a]	0.98%[a]	1.16%[a]
12/31/23	10.37	0.09	2.04	2.13	(0.17)	(0.02)	(0.19)	12.31	20.62%	1,937	1.00%	0.95%	0.79%
12/31/22	13.74	0.10	(2.06)	(1.96)	—	(1.41)	(1.41)	10.37	(14.46%)	2,074	1.05%	1.00%	0.86%
12/31/21	14.73	0.05	3.83	3.88	(0.06)	(4.81)	(4.87)	13.74	28.00%	2,731	1.03%	0.98%	0.34%
12/31/20	12.36	0.11	2.66	2.77	(0.18)	(0.22)	(0.40)	14.73	22.57%	2,210	1.04%	1.04%[k]	0.88%
12/31/19	10.85	0.07	1.67	1.74	(0.02)	(0.21)	(0.23)	12.36	16.30%	1,898	1.11%	1.08%	0.59%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	87%	331%	335%	218%	137%	172%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
100

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$8.61	$0.29	$0.01	$0.30	$—	$—	$8.91	3.48%[b]	$6,860	1.03%[a]	0.99%[a]	6.67%[a]
12/31/23	8.16	0.52	0.52	1.04	(0.59)	(0.59)	8.61	13.21%	8,029	1.00%	0.96%	6.25%
12/31/22	10.02	0.49	(1.66)	(1.17)	(0.69)	(0.69)	8.16	(11.81%)	15,562	1.00%	0.96%	5.50%
12/31/21	10.10	0.58	0.23	0.81	(0.89)	(0.89)	10.02	8.23%	24,481	0.89%	0.83%	5.62%
12/31/20	9.57	0.55	(0.02)	0.53	(0.00)[d]	(0.00)[d]	10.10	5.56%	50,805	0.87%	0.80%	5.93%
12/31/19	9.07	0.57	0.52	1.09	(0.59)	(0.59)	9.57	12.25%	86,651	0.88%	0.80%	5.98%
Service Class I
6/30/24[r]	$8.49	$0.27	$0.03	$0.30	$—	$—	$8.79	3.53%[b]	$43,882	1.28%[a]	1.24%[a]	6.43%[a]
12/31/23	8.07	0.50	0.50	1.00	(0.58)	(0.58)	8.49	12.82%	43,377	1.24%	1.20%	6.03%
12/31/22	9.92	0.47	(1.64)	(1.17)	(0.68)	(0.68)	8.07	(11.97%)	41,168	1.26%	1.21%	5.27%
12/31/21	10.04	0.55	0.22	0.77	(0.89)	(0.89)	9.92	7.88%	52,650	1.14%	1.08%	5.40%
12/31/20	9.53	0.52	(0.01)	0.51	(0.00)[d]	(0.00)[d]	10.04	5.38%	46,727	1.12%	1.05%	5.69%
12/31/19	9.04	0.54	0.52	1.06	(0.57)	(0.57)	9.53	11.86%	47,405	1.13%	1.05%	5.73%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	39%	38%	45%	61%	73%	54%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
101

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
6/30/24[r]	$8.72	$0.20	$(0.10)	$0.10	$—	$—	$—	$8.82	1.15%[b]	$142,089	0.65%[a]	0.60%[a]	0.60%[a]	4.74%[a]
12/31/23	8.67	0.36	0.10	0.46	(0.41)	—	(0.41)	8.72	5.43%	145,054	0.66%	0.60%	0.60%	4.07%
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[n]	0.60%[n]	1.51%
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
12/31/19	9.72	0.23	0.58	0.81	(0.25)	—	(0.25)	10.28	8.31%	314,261	2.34%	0.00%	0.60%	2.29%
Service Class
6/30/24[r]	$8.63	$0.19	$(0.10)	$0.09	$—	$—	$—	$8.72	1.04%[b]	$40,099	0.90%[a]	0.85%[a]	0.85%[a]	4.49%[a]
12/31/23	8.59	0.33	0.09	0.42	(0.38)	—	(0.38)	8.63	5.05%	40,131	0.91%	0.85%	0.85%	3.83%
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[n]	0.85%[n]	1.25%
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%
12/31/19	9.68	0.20	0.58	0.78	(0.23)	—	(0.23)	10.23	8.05%	43,237	2.59%	0.00%	0.85%	2.02%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	36%	74%	76%	98%	84%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
102

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waiversj,[q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$9.79	$0.09	$0.51	$0.60	$—	$—	$—	$—	$10.39	6.13%[b]	$26,799	0.62%[a]	0.46%[a]	1.87%[a]
12/31/23	8.64	0.20	1.12	1.32	(0.17)	—	—	(0.17)	9.79	15.24%	25,214	0.68%	0.46%	2.13%
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
6/30/24[r]	$9.77	$0.09	$0.49	$0.58	$—	$—	$—	$—	$10.35	5.94%[b]	$17,940	0.87%[a]	0.71%[a]	1.73%[a]
12/31/23	8.63	0.19	1.10	1.29	(0.15)	—	—	(0.15)	9.77	14.99%	12,597	0.93%	0.71%	2.03%
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31, 2023	Period Ended December 31, 2022[b]
Portfolio turnover rate[x]	4%	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
103

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waiversj,[q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$9.99	$0.08	$0.77	$0.85	$—	$—	$—	$—	$10.84	8.51%[b]	$27,873	0.55%[a]	0.46%[a]	1.54%[a]
12/31/23	8.54	0.18	1.41	1.59	(0.14)	—	—	(0.14)	9.99	18.64%	25,640	0.60%	0.46%	1.89%
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
6/30/24[r]	$9.97	$0.07	$0.77	$0.84	$—	$—	$—	$—	$10.81	8.43%[b]	$48,524	0.80%[a]	0.71%[a]	1.35%[a]
12/31/23	8.54	0.17	1.38	1.55	(0.12)	—	—	(0.12)	9.97	18.22%	38,057	0.85%	0.71%	1.83%
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31, 2023	Period Ended December 31, 2022[b]
Portfolio turnover rate[x]	3%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
104

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$10.85	$0.26	$(0.17)	$0.09	$—	$—	$—	$10.94	0.79%[b]	$469,184	0.45%[a]	4.83%[a]
12/31/23	10.60	0.50	0.18	0.68	(0.43)	—	(0.43)	10.85	6.70%	484,522	0.45%	4.66%
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	2.20%
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	3.25%
12/31/19	11.93	0.43	0.74	1.17	(0.46)	—	(0.46)	12.64	9.85%	846,138	0.42%	3.43%
Service Class
6/30/24[r]	$10.81	$0.24	$(0.16)	$0.08	$—	$—	$—	$10.89	0.67%[b]	$157,452	0.70%[a]	4.58%[a]
12/31/23	10.55	0.47	0.19	0.66	(0.40)	—	(0.40)	10.81	6.43%	167,588	0.70%	4.42%
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	1.96%
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	3.01%
12/31/19	11.91	0.40	0.73	1.13	(0.43)	—	(0.43)	12.61	9.57%	265,691	0.67%	3.19%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	106%	215%	243%	263%	226%	260%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
105

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$8.91	$0.19	$0.03	$0.22	$—	$—	$9.13	2.47%[b]	$88,934	0.60%[a]	N/A	4.18%[a]
12/31/23	8.65	0.32	0.27	0.59	(0.33)	(0.33)	8.91	6.94%	88,746	0.58%	N/A	3.69%
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	(0.31)	8.65	(7.79%)	98,969	0.59%	N/A	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	(0.33)	9.71	2.01%	133,235	0.55%	N/A	2.05%
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	(0.00)[d]	9.84	1.55%	142,514	0.56%	N/A	3.00%
12/31/19	9.59	0.29	0.13	0.42	(0.32)	(0.32)	9.69	4.45%	171,740	0.57%	0.57%[k]	3.00%
Service Class I
6/30/24[r]	$8.88	$0.17	$0.04	$0.21	$—	$—	$9.09	2.36%[b]	$30,466	0.85%[a]	N/A	3.92%[a]
12/31/23	8.62	0.30	0.27	0.57	(0.31)	(0.31)	8.88	6.70%	32,907	0.82%	N/A	3.45%
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	(0.28)	8.62	(8.00%)	31,985	0.85%	N/A	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	(0.31)	9.67	1.69%	37,508	0.80%	N/A	1.80%
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	(0.00)[d]	9.81	1.34%	47,956	0.81%	N/A	2.74%
12/31/19	9.58	0.27	0.13	0.40	(0.30)	(0.30)	9.68	4.17%	36,270	0.82%	0.82%[k]	2.76%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	34%	19%	26%	64%	44%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
106

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$10.92	$0.04	$0.29	$0.33	$—	$—	$—	$11.25	2.95%[b]	$97,812	0.71%[a]	0.65%[a]
12/31/23	9.39	0.05	1.61	1.66	(0.13)	—	(0.13)	10.92	17.81%	99,251	0.73%	0.50%
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
12/31/19	8.17	0.07	1.96	2.03	(0.05)	(0.81)	(0.86)	9.34	26.46%	94,712	0.74%	0.79%
Service Class
6/30/24[r]	$10.63	$0.02	$0.28	$0.30	$—	$—	$—	$10.93	2.82%[b]	$24,592	0.96%[a]	0.40%[a]
12/31/23	9.14	0.02	1.57	1.59	(0.10)	—	(0.10)	10.63	17.52%	25,293	0.98%	0.25%
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%
12/31/19	8.01	0.05	1.91	1.96	(0.02)	(0.81)	(0.83)	9.14	26.15%	22,695	0.99%	0.54%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	19%	36%	29%	30%	36%	27%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
107

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
6/30/24[r]	$5.33	$0.02	$0.13	$0.15	$—	$—	$—	$5.48	2.81%[b]	$33,982	1.54%[a]	1.25%[a]	0.71%[a]
12/31/23	4.83	0.04	0.47	0.51	(0.01)	—	(0.01)	5.33	10.47%	36,292	1.49%	1.25%	0.80%
12/31/22	10.50	0.03	(2.79)	(2.76)	(0.26)	(2.65)	(2.91)	4.83	(26.58%)	37,218	1.70%	1.30%	0.46%
12/31/21	14.43	0.00d,bb	(1.01)	(1.01)	—	(2.92)	(2.92)	10.50	(8.06%)	51,825	1.45%	1.35%	0.00%[e]
12/31/20	12.67	(0.01)	2.16	2.15	(0.05)	(0.34)	(0.39)	14.43	17.55%	96,846	1.40%	1.35%	(0.05%)
12/31/19	10.12	0.05	2.53	2.58	(0.03)	—	(0.03)	12.67	25.53%	125,192	1.33%	1.29%	0.45%
Service Class I
6/30/24[r]	$5.31	$0.01	$0.13	$0.14	$—	$—	$—	$5.45	2.64%[b]	$11,528	1.79%[a]	1.50%[a]	0.46%[a]
12/31/23	4.82	0.03	0.46	0.49	—	—	—	5.31	10.17%	12,076	1.74%	1.50%	0.53%
12/31/22	10.47	0.01	(2.77)	(2.76)	(0.24)	(2.65)	(2.89)	4.82	(26.68%)	11,840	1.95%	1.55%	0.22%
12/31/21	14.43	(0.03)	(1.01)	(1.04)	—	(2.92)	(2.92)	10.47	(8.29%)	16,537	1.70%	1.60%	(0.20%)
12/31/20	12.68	(0.04)	2.15	2.11	(0.02)	(0.34)	(0.36)	14.43	17.18%	17,536	1.65%	1.60%	(0.32%)
12/31/19	10.13	0.02	2.53	2.55	(0.00)[d]	—	(0.00)[d]	12.68	25.18%	17,174	1.58%	1.54%	0.19%

	Six Months Ended June 30, 2024[b,r]	Year Ended December 31
		2023	2022	2021	2020	2019
Portfolio turnover rate	22%	35%	51%	51%	35%	31%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
108

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
6/30/24[r]	$1.00	$0.02	$0.00[d]	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.42%[b]	$212,735	0.51%[a]	N/A	4.88%[a]
12/31/23	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.63%	211,035	0.52%	N/A	4.51%
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00 [d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]
12/31/20	1.00	0.00[d]	0.00[d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%
12/31/19	1.00	0.02	0.00[d]	0.02	(0.02)	—	(0.02)	1.00	1.71%	174,899	0.54%	N/A	1.69%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
r	Unaudited.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
109

Notes to Financial Statements (Unaudited)

1.	The Funds
MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Blend Fund (“Blend Fund”)
MML Dynamic Bond Fund (“Dynamic Bond Fund”)
MML Equity Fund (“Equity Fund”)
MML Equity Rotation Fund (“Equity Rotation Fund”)
MML High Yield Fund (“High Yield Fund”)
MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)
MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)
MML Managed Bond Fund (“Managed Bond Fund”)
MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MML Small Cap Equity Fund (“Small Cap Equity Fund”)
MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)
MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

110

Notes to Financial Statements (Unaudited) (Continued)
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities

111

Notes to Financial Statements (Unaudited) (Continued)
primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

112

Notes to Financial Statements (Unaudited) (Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The iShares 60/40 Allocation Fund characterized all investments at Level 1, as of June 30, 2024. The Equity Fund and Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2024. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of June 30, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blend Fund
Asset Investments
Exchange-Traded Funds	$687,932,870	$—	$ —	$ 687,932,870
Short-Term Investments	23,114,963	928,510	—	24,043,473
Total Investments	$711,047,833	$928,510	$—	$711,976,343
Dynamic Bond Fund
Asset Investments
Bank Loans	$—	$5,764,498	$—	$5,764,498
Corporate Debt	—	76,538,030	—	76,538,030
Non-U.S. Government Agency Obligations	—	29,372,255	—	29,372,255
Sovereign Debt Obligations	—	12,108,718	—	12,108,718
U.S. Government Agency Obligations and Instrumentalities	—	73,987,769	—	73,987,769
U.S. Treasury Obligations	—	11,073,124	—	11,073,124
Purchased Options	50,069	119,481	—	169,550
Short-Term Investments	2,130,785	3,298,262	—	5,429,047
Total Investments	$2,180,854	$ 212,262,137	$—	$ 214,442,991
Liability Investments
U.S. Government Agency Obligations and Instrumentalities	$—	$(849,946)	$—	$(849,946)
Asset Derivatives
Forward Contracts	$—	$517,628	$—	$517,628
Futures Contracts	393,451	—	—	393,451
Swap Agreements	—	1,014,648	—	1,014,648
Total	$393,451	$1,532,276	$—	$1,925,727

113

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Dynamic Bond Fund (Continued)
Liability Derivatives
Forward Contracts	$—	$(479,761)	$ —	$(479,761)
Futures Contracts	(84,035)	—	—	(84,035)
Swap Agreements	(15,395)	(428,561)	—	(443,956)
Written Options	(75,141)	(61,204)	—	(136,345)
Total	$(174,571)	$(969,526)	$—	$(1,144,097)
Equity Rotation Fund
Asset Investments
Common Stock	$ 54,922,093	$—	$1,953	$54,924,046
Short-Term Investments	85,345	—	—	85,345
Total Investments	$55,007,438	$—	$1,953	$55,009,391
High Yield Fund
Asset Investments
Bank Loans	$—	$4,692,654	$—	$4,692,654
Corporate Debt	—	43,471,608	—	43,471,608
Short-Term Investments	2,312,120	2,517,030	—	4,829,150
Total Investments	$2,312,120	$50,681,292	$—	$52,993,412
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$99,457,332	$2,702,598	$ 102,159,930
U.S. Government Agency Obligations and Instrumentalities	—	16,983,862	—	16,983,862
U.S. Treasury Obligations	—	36,175,917	—	36,175,917
Short-Term Investments	—	26,694,675	—	26,694,675
Total Investments	$—	$ 179,311,786	$2,702,598	$ 182,014,384
Asset Derivatives
Futures Contracts	$8,286	$—	$—	$8,286
Swap Agreements	—	2,326,521	—	2,326,521
Total	$8,286	$2,326,521	$—	$2,334,807
Liability Derivatives
Futures Contracts	$(163,184)	$—	$—	$(163,184)
Swap Agreements	—	(208,829)	—	(208,829)
Total	$(163,184)	$(208,829)	$—	$(372,013)
iShares 80/20 Allocation Fund
Asset Investments
Exchange-Traded Funds	$ 76,327,759	$—	$—	$76,327,759
Short-Term Investments	2,283,300	241,754	—	2,525,054
Total Investments	$78,611,059	$241,754	$—	$78,852,813

114

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Corporate Debt	$—	$ 241,491,612	$ —	$ 241,491,612
Non-U.S. Government Agency Obligations	—	160,523,105	—	160,523,105
Sovereign Debt Obligations	—	1,323,227	—	1,323,227
U.S. Government Agency Obligations and Instrumentalities	—	188,729,364	—	188,729,364
U.S. Treasury Obligations	—	28,085,208	—	28,085,208
Short-Term Investments	4,046,980	89,072,972	—	93,119,952
Total Investments	$4,046,980	$ 709,225,488	$—	$ 713,272,468
Asset Derivatives
Futures Contracts	$771,047	$—	$—	$771,047
Liability Derivatives
Futures Contracts	$(115,988)	$—	$—	$(115,988)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$54,007,614	$—	$54,007,614
Non-U.S. Government Agency Obligations	—	46,799,399	—	46,799,399
U.S. Government Agency Obligations and Instrumentalities	—	1,447	—	1,447
U.S. Treasury Obligations	—	687,661	—	687,661
Short-Term Investments	1,936,673	16,979,646	—	18,916,319
Total Investments	$1,936,673	$118,475,767	$—	$ 120,412,440
Asset Derivatives
Futures Contracts	$182,399	$—	$—	$182,399
Liability Derivatives
Futures Contracts	$(182,226)	$—	$—	$(182,226)
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Brazil	$ 2,640,533	$—	$—	$2,640,533
Chile	222,505	231,943	—	454,448
China	4,492,574	3,542,914	—	8,035,488
France	—	1,956,636	—	1,956,636
Hong Kong	—	25,768	—	25,768
India	—	7,395,933	—	7,395,933
Indonesia	—	705,681	—	705,681
Italy	92,991	813,503	—	906,494
Japan	—	1,059,973	—	1,059,973
Mexico	4,746,899	—	—	4,746,899
Netherlands	147,074	—	—	147,074
Peru	418,974	—	—	418,974
Philippines	—	662,159	—	662,159
Poland	—	270,239	—	270,239
Portugal	—	1,004,189	—	1,004,189
Republic of Korea	—	3,757,088	—	3,757,088
Russia	—	—	—+	—
South Africa	—	522,359	—	522,359
Switzerland	—	733,543	—	733,543

115

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Taiwan	$ —	$6,689,753	$ —	$6,689,753
Turkey	—	456,523	—	456,523
United Arab Emirates	—	140,143	—	140,143
United Kingdom	—	594,743	—	594,743
Preferred Stock
Brazil	427,984	—	—	427,984
Rights
Brazil	699	—	—	699
Short-Term Investments	727,526	1,784,246	—	2,511,772
Total Investments	$13,917,759	$ 32,347,336	$—	$ 46,265,095

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of June 30, 2024.
For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and payables for forward sale commitments. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2024.
The Funds had no Level 3 transfers during the period ended June 30, 2024.
Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investments in Securities
	Balance as of 12/31/23	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers (out) of Level 3	Balance as of 6/30/24	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/24
Inflation-Protected and Income Fund
Fixed Income	$ —	$ —	$ —	$ 2,598	$2,700,000	$ —	$ —	$ —	$2,702,598	$ 2,598

The Inflation-Protected and Income Fund may fair value certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the valuation designee. Valuations are reviewed by the valuation designee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation,

116

Notes to Financial Statements (Unaudited) (Continued)
and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment, and the fact that comparable public companies are not identical to the investments being fair valued by the Inflation-Protected and Income Fund. All market variables are assessed on a regular frequency and calibrated as necessary.
The table excludes securities which were classified as level 3 based upon a broker quote.

	Fair Value	Valuation Technique(s)	Unobservable Input Description	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Inflation-Protected and Income Fund
Fixed Income	$ 2,702,598	Market approach	Transaction price	$100.00 - $100.15	$ 100.10
Total	$2,702,598

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At June 30, 2024, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund
Asset Derivatives
Purchased Options*	$ —	$ —	$ 82,983	$ 36,498	$ 119,481
Purchased Options*,^^^	—	—	—	50,069	50,069
Forward Contracts*	—	—	517,628	—	517,628
Futures Contracts^^	—	—	—	393,451	393,451
Swap Agreements^^,^^^	220,190	—	—	794,458	1,014,648
Total Value	$220,190	$—	$600,611	$1,274,476	$2,095,277
Liability Derivatives
Forward Contracts^	$—	$—	$(479,761)	$—	$(479,761)
Futures Contracts^^	—	—	—	(84,035)	(84,035)
Swap Agreements^	—	(15,395)	—	(188,695)	(204,090)
Swap Agreements^^,^^^	(15,041)	—	—	(224,825)	(239,866)
Written Options^	—	—	(30,076)	(31,128)	(61,204)
Written Options^,^^^	—	—	—	(75,141)	(75,141)
Total Value	$(15,041)	$(15,395)	$ (509,837)	$(603,824)	$(1,144,097)

117

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund (Continued)
Realized Gain (Loss)#
Purchased Options	$—	$—	$(88,748)	$(1,036,031)	$(1,124,779)
Forward Contracts	—	—	(154,305)	—	(154,305)
Futures Contracts	—	—	—	(1,104,121)	(1,104,121)
Swap Agreements	586,537	—	—	726,097	1,312,634
Written Options	—	—	43,834	1,229,754	1,273,588
Total Realized Gain (Loss)	$586,537	$—	$(199,219)	$(184,301)	$203,017
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$94,645	$ 35,283	$129,928
Forward Contracts	—	—	(390,016)	—	(390,016)
Futures Contracts	—	—	—	(2,825,161)	(2,825,161)
Swap Agreements	(326,221)	(15,395)	—	104,161	(237,455)
Written Options	—	—	869	(49,866)	(48,997)
Total Change in Appreciation (Depreciation)	$(326,221)	$(15,395)	$(294,502)	$(2,735,583)	$(3,371,701)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$8,286	$8,286
Swap Agreements*	—	2,278,942	—	—	2,278,942
Swap Agreements^^,^^^	—	—	—	47,579	47,579
Total Value	$—	$2,278,942	$—	$55,865	$2,334,807
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(163,184)	$(163,184)
Swap Agreements^^,^^^	—	—	—	(208,829)	(208,829)
Total Value	$—	$—	$—	$(372,013)	$(372,013)
Realized Gain (Loss)#
Futures Contracts^^	$—	$—	$—	$345,094	$345,094
Swap Agreements	—	(414,406)	—	185,549	(228,857)
Total Realized Gain (Loss)	$—	$(414,406)	$—	$530,643	$116,237
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$290,065	$290,065
Swap Agreements	—	(2,468,574)	—	(614,698)	(3,083,272)
Total Change in Appreciation (Depreciation)	$—	$(2,468,574)	$—	$(324,633)	$(2,793,207)
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$771,047	$771,047
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(115,988)	$(115,988)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(284,839)	$(284,839)
Swap Agreements	(1,127,619)	—	—	(1,060,672)	(2,188,291)
Total Realized Gain (Loss)	$(1,127,619)	$—	$—	$(1,345,511)	$(2,473,130)

118

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Managed Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$ —	$(4,225,848)	$(4,225,848)
Swap Agreements	560,343	—	—	704,455	1,264,798
Total Change in Appreciation (Depreciation)	$560,343	$—	$—	$(3,521,393)	$(2,961,050)
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$182,399	$182,399
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(182,226)	$(182,226)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$—	$(350,621)	$(350,621)
Swap Agreements	(102,511)	—	—	(107,095)	(209,606)
Total Realized Gain (Loss)	$ (102,511)	$—	$—	$(457,716)	$(560,227)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$(193,387)	$(193,387)
Swap Agreements	50,940	—	—	69,401	120,341
Total Change in Appreciation (Depreciation)	$50,940	$ —	$—	$(123,986)	$(73,046)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps or exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

119

Notes to Financial Statements (Unaudited) (Continued)
For the period ended June 30, 2024, the average number of contracts, notional amounts, or shares/units outstanding for each derivative type was as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units+
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Dynamic Bond Fund	932	$29,359,499	$85,651,095	5,223,043	$1,400,000	2,741,933	$4,300,000
Inflation-Protected and Income Fund	233	—	212,214,260	—	—	—	—
Managed Bond Fund	1,017	—	351,988,000	—	—	—	—
Short-Duration Bond Fund	549	—	32,176,000	—	—	—	—

+
As applicable, amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for purchased swaptions and written swaptions, forward contracts, and swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2024.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2024.

Asset Valuation Inputs
Counterparty	Derivative Assets Subject to an MNA by Counterparty+	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Dynamic Bond Fund
Bank of America N.A.	$ 7,734	$ (7,734)	$ —	$ —
BNP Paribas SA	29,185	(29,185)	—	—
Citibank N.A.	119,847	(49,000)	—	70,847
Goldman Sachs & Co.	82,983	(833)	(57,992)	24,158
Goldman Sachs International	36,915	(36,915)	—	—
JP Morgan Chase Bank N.A.	313,092	(243,120)	—	69,972
Morgan Stanley & Co. LLC	47,353	(47,353)	—	—
	$637,109	$(414,140)	$(57,992)	$164,977
Inflation-Protected and Income Fund
BNP Paribas SA	$828,273	$—	$(360,000)	$468,273
Goldman Sachs International	1,450,669	—	(690,000)	760,669
	$2,278,942	$—	$(1,050,000)	$1,228,942

120

Notes to Financial Statements (Unaudited) (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2024.

Liability Valuation Inputs
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty+	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Dynamic Bond Fund
Bank of America N.A.	$ (14,724)	$ 7,734	$ —	$ (6,990)
BNP Paribas SA	(193,655)	29,185	—	(164,470)
Citibank N.A.	(49,000)	49,000	—	—
Citigroup Global Markets, Inc.	(29,243)	—	29,243	—
Goldman Sachs & Co.	(833)	833	—	—
Goldman Sachs International	(59,595)	36,915	—	(22,680)
JP Morgan Chase Bank N.A.	(243,120)	243,120	—	—
Morgan Stanley & Co. LLC	(154,885)	47,353	107,532	—
	$(745,055)	$414,140	$136,775	$(194,140)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
+
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2024, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of

121

Notes to Financial Statements (Unaudited) (Continued)
currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.
Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

122

Notes to Financial Statements (Unaudited) (Continued)
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund.

123

Notes to Financial Statements (Unaudited) (Continued)
When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

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Notes to Financial Statements (Unaudited) (Continued)
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary

125

Notes to Financial Statements (Unaudited) (Continued)
market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

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The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At June 30, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular

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securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

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Notes to Financial Statements (Unaudited) (Continued)
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will vary.
Foreign Securities
The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject

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Notes to Financial Statements (Unaudited) (Continued)
to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;

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Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
0.50% on the next $200 million; and
0.45% on any excess over $500 million
iShares 60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
iShares 80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Strategic Emerging Markets Fund	1.00% on the first $500 million; and
0.95% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

High Yield Fund*	0.20%
Inflation-Protected and Income Fund*	0.08%
Managed Bond Fund*	0.10%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

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Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Blend Fund	BlackRock Investment Management, LLC
Dynamic Bond Fund	Western Asset Management Company, LLC; and Western Asset Management Company Limited
Equity Fund*	Brandywine Global Investment Management, LLC
Equity Rotation Fund**	Invesco Advisers, Inc.
iShares 60/40 Allocation Fund	BlackRock Investment Management, LLC
iShares 80/20 Allocation Fund	BlackRock Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Prior to April 29, 2024, T. Rowe Price Associates, Inc. served as a subadviser of the Fund.
**	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Dynamic Bond Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
iShares 60/40 Allocation Fund	0.15%	0.15%
iShares 80/20 Allocation Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

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Notes to Financial Statements (Unaudited) (Continued)
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Dynamic Bond Fund	0.57%	0.82%
Strategic Emerging Markets Fund	1.25%	1.50%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
iShares 60/40 Allocation Fund	0.50%	0.75%
iShares 80/20 Allocation Fund	0.50%	0.75%

Effective May 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.61%	0.86%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to May 1, 2024, MML Advisers agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

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Notes to Financial Statements (Unaudited) (Continued)
MML Advisers has agreed to waive 0.05% of the investment advisory fee of the Equity Rotation Fund through April 30, 2025.
MML Advisers has agreed to waive 0.04% of the investment advisory fee of the High Yield Fund through April 30, 2025.
MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Prior to May 1, 2024 MML Advisers agreed to waive 0.02% of the investment advisory fee of the Dynamic Bond Fund.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$ 4,679
Small Cap Equity Fund	1,606
Strategic Emerging Markets Fund	364

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blend Fund	$—	$28,374,261	$—	$65,954,817
Dynamic Bond Fund	163,549,676	12,453,607	157,078,159	20,477,773
Equity Fund	—	455,542,374	—	494,442,638
Equity Rotation Fund	—	47,982,065	—	47,708,616
High Yield Fund	—	18,608,149	—	19,848,263
Inflation-Protected and Income Fund	8,167,468	59,466,938	9,686,555	42,469,553

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Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
iShares 60/40 Allocation Fund	$ —	$6,562,609	$—	$1,707,667
iShares 80/20 Allocation Fund	—	9,300,764	—	1,792,773
Managed Bond Fund	550,823,911	118,512,625	567,479,591	127,232,820
Short-Duration Bond Fund	—	33,803,005	2,056,378	31,120,674
Small Cap Equity Fund	—	23,018,615	—	29,022,714
Strategic Emerging Markets Fund	—	10,135,062	—	14,085,396

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	223,084	$4,486,579	431,520	$7,791,076
Issued as reinvestment of dividends	—	—	444,011	8,071,967
Redeemed	(1,791,182)	(36,147,855)	(3,351,927)	(60,379,037)
Net increase (decrease)	(1,568,098)	$ (31,661,276)	(2,476,396)	$(44,515,994)
Blend Fund Service Class
Sold	223,695	$4,415,316	398,723	$7,058,461
Issued as reinvestment of dividends	—	—	143,914	2,598,291
Redeemed	(799,970)	(16,034,780)	(1,156,043)	(20,572,218)
Net increase (decrease)	(576,275)	$(11,619,464)	(613,406)	$(10,915,466)
Dynamic Bond Fund Class II
Sold	1,409,813	$11,908,514	1,614,852	$13,478,257
Issued as reinvestment of dividends	—	—	1,111,140	9,000,237
Redeemed	(2,566,163)	(21,620,993)	(4,827,007)	(40,522,998)
Net increase (decrease)	(1,156,350)	$(9,712,479)	(2,101,015)	$(18,044,504)
Dynamic Bond Fund Service Class I
Sold	121,436	$1,017,279	196,961	$1,661,505
Issued as reinvestment of dividends	—	—	63,152	509,004
Redeemed	(104,417)	(876,482)	(239,508)	(2,013,929)
Net increase (decrease)	17,019	$140,797	20,605	$156,580
Equity Fund Initial Class
Sold	173,287	$4,872,783	379,778	$9,962,975
Issued as reinvestment of dividends	—	—	2,906,950	71,603,235
Redeemed	(1,592,360)	(44,795,502)	(2,907,290)	(75,856,771)
Net increase (decrease)	(1,419,073)	$(39,922,719)	379,438	$5,709,439

135

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Equity Fund Service Class
Sold	67,128	$1,786,461	105,158	$2,726,987
Issued as reinvestment of dividends	—	—	330,736	7,978,721
Redeemed	(403,723)	(11,004,807)	(687,141)	(17,681,102)
Net increase (decrease)	(336,595)	$(9,218,346)	(251,247)	$(6,975,394)
Equity Rotation Fund Class II
Sold	7,085	$86,158	5	$55
Issued as reinvestment of dividends	—	—	87,524	1,051,171
Redeemed	(3,515)	(42,604)	(1)	(7)
Net increase (decrease)	3,570	$43,554	87,528	$1,051,219
Equity Rotation Fund Service Class I
Sold	4,102	$51,490	23,795	$269,796
Issued as reinvestment of dividends	—	—	2,837	33,710
Redeemed	(25,114)	(306,618)	(69,318)	(798,981)
Net increase (decrease)	(21,012)	$(255,128)	(42,686)	$(495,475)
High Yield Fund Class II
Sold	21,887	$189,276	17,373	$146,121
Issued as reinvestment of dividends	—	—	83,085	669,663
Redeemed	(185,175)	(1,614,665)	(1,075,603)	(8,974,437)
Net increase (decrease)	(163,288)	$ (1,425,389)	(975,145)	$(8,158,653)
High Yield Fund Service Class I
Sold	233,675	$2,007,058	543,168	$4,488,222
Issued as reinvestment of dividends	—	—	349,102	2,782,342
Redeemed	(346,293)	(2,985,660)	(889,261)	(7,346,331)
Net increase (decrease)	(112,618)	$(978,602)	3,009	$(75,767)
Inflation-Protected and Income Fund Initial Class
Sold	1,283,544	$11,158,490	1,199,233	$10,563,148
Issued as reinvestment of dividends	—	—	836,987	7,055,799
Redeemed	(1,811,620)	(15,737,500)	(3,978,029)	(34,490,822)
Net increase (decrease)	(528,076)	$(4,579,010)	(1,941,809)	$(16,871,875)
Inflation-Protected and Income Fund Service Class
Sold	346,556	$2,979,845	333,907	$2,905,112
Issued as reinvestment of dividends	—	—	217,626	1,819,353
Redeemed	(398,136)	(3,423,284)	(921,975)	(7,924,161)
Net increase (decrease)	(51,580)	$(443,439)	(370,442)	$(3,199,696)
iShares 60/40 Allocation Fund Class II
Sold	4,925	$48,513	851	$7,984
Issued as reinvestment of dividends	—	—	43,224	419,274
Redeemed	(989)	(10,034)	(209)	(2,003)
Net increase (decrease)	3,936	$38,479	43,866	$425,255

136

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
iShares 60/40 Allocation Fund Service Class I
Sold	461,499	$4,653,956	700,316	$6,466,996
Issued as reinvestment of dividends	—	—	19,980	193,407
Redeemed	(18,365)	(185,280)	(28,615)	(262,603)
Net increase (decrease)	443,134	$4,468,676	691,681	$6,397,800
iShares 80/20 Allocation Fund Class II
Sold	5,687	$59,393	2,397	$22,827
Issued as reinvestment of dividends	—	—	35,973	355,413
Redeemed	(1,353)	(14,126)	(159)	(1,539)
Net increase (decrease)	4,334	$45,267	38,211	$376,701
iShares 80/20 Allocation Fund Service Class I
Sold	714,144	$7,428,582	1,877,950	$17,278,167
Issued as reinvestment of dividends	—	—	47,700	470,804
Redeemed	(41,202)	(428,176)	(299,815)	(2,736,453)
Net increase (decrease)	672,942	$7,000,406	1,625,835	$15,012,518
Managed Bond Fund Initial Class
Sold	2,655,585	$28,640,495	2,400,005	$25,677,466
Issued as reinvestment of dividends	—	—	1,954,594	20,067,803
Redeemed	(4,417,180)	(47,736,790)	(13,339,484)	(142,155,274)
Net increase (decrease)	(1,761,595)	$ (19,096,295)	(8,984,885)	$(96,410,005)
Managed Bond Fund Service Class
Sold	906,914	$9,759,600	1,017,296	$10,795,832
Issued as reinvestment of dividends	—	—	626,194	6,409,411
Redeemed	(1,943,992)	(20,877,478)	(3,650,085)	(38,549,517)
Net increase (decrease)	(1,037,078)	$(11,117,878)	(2,006,595)	$(21,344,274)
Short-Duration Bond Fund Class II
Sold	959,232	$8,643,759	515,781	$4,466,777
Issued as reinvestment of dividends	—	—	386,532	3,331,907
Redeemed	(1,178,187)	(10,614,985)	(2,383,268)	(20,911,544)
Net increase (decrease)	(218,955)	$(1,971,226)	(1,480,955)	$(13,112,860)
Short-Duration Bond Fund Service Class I
Sold	299,629	$2,683,306	638,869	$5,570,425
Issued as reinvestment of dividends	—	—	124,669	1,070,909
Redeemed	(652,876)	(5,864,809)	(767,540)	(6,723,621)
Net increase (decrease)	(353,247)	$(3,181,503)	(4,002)	$(82,287)
Small Cap Equity Fund Initial Class
Sold	187,916	$2,107,962	313,863	$3,063,460
Issued as reinvestment of dividends	—	—	117,715	1,189,857
Redeemed	(576,071)	(6,417,139)	(984,791)	(9,773,972)
Net increase (decrease)	(388,155)	$(4,309,177)	(553,213)	$(5,520,655)

137

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Small Cap Equity Fund Service Class
Sold	81,061	$870,162	215,282	$2,051,684
Issued as reinvestment of dividends	—	—	25,200	248,123
Redeemed	(210,504)	(2,275,190)	(444,997)	(4,317,998)
Net increase (decrease)	(129,443)	$(1,405,028)	(204,515)	$(2,018,191)
Strategic Emerging Markets Fund Class II
Sold	19,717	$105,811	602,809	$3,057,756
Issued as reinvestment of dividends	—	—	7,276	37,979
Redeemed	(623,490)	(3,326,631)	(1,506,581)	(7,853,658)
Net increase (decrease)	(603,773)	$(3,220,820)	(896,496)	$(4,757,923)
Strategic Emerging Markets Fund Service Class I
Sold	107,142	$564,540	202,418	$1,044,761
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(265,943)	(1,418,624)	(385,458)	(1,996,886)
Net increase (decrease)	(158,801)	$(854,084)	(183,040)	$(952,125)
U.S. Government Money Market Fund Initial Class
Sold	46,578,565	$ 46,578,565	108,175,141	$108,175,141
Issued as reinvestment of dividends	5,133,840	5,133,840	10,069,658	10,069,658
Redeemed	(50,013,271)	(50,013,271)	(148,375,236)	(148,375,236)
Net increase (decrease)	1,699,134	$1,699,134	(30,130,437)	$(30,130,437)

6.	Federal Income Tax Information
At June 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$ 618,407,874	$ 133,169,933	$ (39,601,464)	$ 93,568,469
Dynamic Bond Fund	232,369,082	1,067,391	(18,993,482)	(17,926,091)
Equity Fund	682,933,851	155,262,560	(6,768,337)	148,494,223
Equity Rotation Fund	54,140,978	3,012,271	(2,143,858)	868,413
High Yield Fund	54,156,773	723,172	(1,886,533)	(1,163,361)
Inflation-Protected and Income Fund	186,784,284	800,361	(5,570,261)	(4,769,900)
iShares 60/40 Allocation Fund	43,754,712	3,455,585	(1,167,378)	2,288,207
iShares 80/20 Allocation Fund	70,408,687	9,011,813	(567,687)	8,444,126
Managed Bond Fund	762,401,320	3,474,211	(52,603,063)	(49,128,852)
Short-Duration Bond Fund	124,763,186	361,999	(4,712,745)	(4,350,746)
Small Cap Equity Fund	88,636,430	38,175,853	(4,344,946)	33,830,907
Strategic Emerging Markets Fund	42,214,779	6,458,056	(2,407,740)	4,050,316

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2024, is the same for financial reporting and U.S. federal income tax purposes.

138

Notes to Financial Statements (Unaudited) (Continued)
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2023, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$ 9,369,970	$ 26,936,901
High Yield Fund	685,475	14,761,715
Inflation-Protected and Income Fund	31,282,447	6,131,050
iShares 60/40 Allocation Fund	30,282	—
Managed Bond Fund	28,336,528	67,621,314
Short-Duration Bond Fund	6,304,612	10,956,466
Strategic Emerging Markets Fund	3,475,023	8,311,899

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$ 10,670,258	$—
Dynamic Bond Fund	9,509,241	—
Equity Fund	16,358,595	63,223,361
Equity Rotation Fund	1,084,881	—
High Yield Fund	3,452,005	—
Inflation-Protected and Income Fund	8,875,152	—
iShares 60/40 Allocation Fund	612,681	—
iShares 80/20 Allocation Fund	826,217	—
Managed Bond Fund	26,477,214	—
Short-Duration Bond Fund	4,402,816	—
Small Cap Equity Fund	1,437,980	—
Strategic Emerging Markets Fund	37,979	—
U.S. Government Money Market Fund	10,069,662	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2023:

Amount
iShares 60/40 Allocation Fund	$12,873
iShares 80/20 Allocation Fund	30,512
Strategic Emerging Markets Fund	207,913

139

Notes to Financial Statements (Unaudited) (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2023, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Blend Fund	$ 12,679,159	$ 5,938,315	$ (47,132)	$ 51,840,184	$ 70,410,526
Dynamic Bond Fund	10,707,013	(36,306,871)	(9,069)	(14,172,299)	(39,781,226)
Equity Fund	16,807,749	8,910,737	(58,337)	163,938,113	189,598,262
Equity Rotation Fund	799,822	48,990	(673)	3,000,851	3,848,990
High Yield Fund	2,995,381	(15,447,190)	(4,962)	(1,772,815)	(14,229,586)
Inflation-Protected and Income Fund	8,441,499	(37,413,497)	(20,099)	(2,094,556)	(31,086,653)
iShares 60/40 Allocation Fund	60,375	(30,282)	—	177,121	207,214
iShares 80/20 Allocation Fund	124,546	19,597	—	2,997,350	3,141,493
Managed Bond Fund	28,562,863	(95,957,842)	(57,378)	(52,078,154)	(119,530,511)
Short-Duration Bond Fund	4,520,404	(17,261,078)	(8,421)	(6,539,016)	(19,288,111)
Small Cap Equity Fund	513,417	7,265,686	(7,466)	39,741,395	47,513,032
Strategic Emerging Markets Fund	282,180	(11,786,922)	(3,552)	2,909,318	(8,598,976)
U.S. Government Money Market Fund	—	—	(12,092)	—	(12,092)

The Funds did not have any unrecognized tax benefits at June 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
8. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have

140

Notes to Financial Statements (Unaudited) (Continued)
contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.
9. Russia-Ukraine War
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

141

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

142

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

143

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

144

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Strategic Emerging Markets Fund, and U.S. Government Money Market Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that many of the Funds had total net expense ratios at or below the medians of their peer groups. Those Funds include the Managed Bond Fund, Dynamic Bond Fund, Equity Fund, Small Cap Equity Fund, Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund. Of those Funds, all had net advisory fees below the medians of their peer groups, or in the lowest two-thirds of their peer groups, except the Blend Fund. The Committee considered MML Advisers’ statement that the advisory arrangements for the Blend Fund require MML Advisers to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fee above the rate that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other series in the Trust and MML Series Investment Fund. The Committee considered MML Advisers’ statement that, although the Blend Fund’s net advisory fee would still be above the peer group median, it considered the fee acceptable both in light of the first-quintile total net expense ratio of the Fund and the highly favorable investment performance of the Fund in both the short- and long- term periods.
In the case of a number of Funds, the Committee noted that the Fund’s net advisory fees were at or below the medians of their peer group, or in the lowest two-thirds of their peer group, although the Funds’ total net expense ratios were in the highest one-third of their peer groups. The Committee considered MML Advisers’ statements that the relatively high total net expense ratios were affected by a Fund’s relatively small scale, in the case of the High Yield Fund, Equity Rotation Fund, and Strategic Emerging

145

Markets Fund. In the case of the Short-Duration Bond Fund, the Committee considered that the absolute difference between the Fund’s total net expense ratio and its peer group median was not so high as to be inconsistent with the approval of its advisory agreement, particularly in light of the Fund’s generally favorable net advisory fees.
The Committee noted that two Funds had both total net expense ratios and net advisory fees in the highest one-third of their respective peer groups. Those Funds included the U.S. Government Money Market Fund and Inflation-Protected and Income Fund. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Inflation-Protected and Income Fund were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be less than the applicable peer group median. In the case of the U.S. Government Money Market Fund, the Committee considered MML Advisers’ statement that the Fund’s performance has generally been in line with its performance category median (within 0.10% of its category median for the three-year period), notwithstanding the Fund’s relatively high total net expense ratio, and that money market fund fees and expenses have been affected significantly in recent years by advisers’/sponsors’ actions to respond to record low short-term interest rates. The Committee also considered MML Advisers’ statement that the U.S. Government Money Market Fund’s peer group includes several funds that are significantly larger than the Fund (which were included due to the limited number of funds that would otherwise be included in the peer group), and so benefit from economies of scale not available to the Fund. The Committee also determined that the absolute difference between the Funds’ total net expense ratios and their peer group medians were not otherwise so high as to prevent the approval of their advisory agreements. The Committee determined that the foregoing Funds’ net advisory fees did not appear unreasonable in light of the information presented.
The Committee determined on the basis of these factors that the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.
The Committee considered that the majority of Funds achieved three-year investment performance above the medians of their performance categories. Those included the Short-Duration Bond Fund, Managed Bond Fund, Dynamic Bond Fund, Inflation-Protected and Income Fund, High Yield Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, and Blend Fund. In addition, the Committee considered that the Strategic Emerging Markets Fund performed in the bottom one-third of its performance category for the three-year period, but performed at the median of its performance category for the one-year period.
As to the U.S. Government Money Market Fund, the Committee considered that the Fund had performed in the 82nd and 88th percentiles of its performance category for the one- and three-year periods, respectively. The Committee considered MML Advisers’ statement that the Fund’s three-year performance was within 0.10% of its performance category median, and was generally in line with the performance category median for each of the past three years. The Committee also considered MML Advisers’ statement that the Fund is intended to serve as a conservative vehicle where investors may invest cash with minimal risk.
Each of the iShares 60/40 Allocation Fund and iShares 80/20 Allocation Fund was launched in February 2022. The Committee noted that the Funds had each performed at or within the top quartile for the one-year period (25th percentile for the iShares 60/40 Allocation Fund and 16th percentile for the iShares 80/20 Allocation Fund, relative to each Fund’s performance category). The Committee considered MML Advisers’ statement that, although the period each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds appeared to be performing appropriately.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, and the level of ongoing review of various underperforming Funds, were consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.” Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

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As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Not applicable.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1)  – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/20/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	8/20/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/20/2024